PROSPECTUS MAY 1, 2002

JPMORGAN U.S. EQUITY FUNDS
CLASS A, CLASS B, AND CLASS C SHARES


BALANCED FUND

CAPITAL GROWTH FUND

CORE EQUITY FUND

DISCIPLINED EQUITY FUND (CLASS A AND CLASS B)

DYNAMIC SMALL CAP FUND

EQUITY GROWTH FUND

EQUITY INCOME FUND

GROWTH AND INCOME FUND

MID CAP GROWTH FUND (CLASS A AND CLASS B)

MID CAP VALUE FUND

SMALL CAP EQUITY FUND (CLASS A AND CLASS B)

SMALL CAP GROWTH FUND

U.S. EQUITY FUND

VALUE OPPORTUNITIES FUND (CLASS A AND CLASS B)


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

Balanced Fund                                                          1

Capital Growth Fund                                                    8

Core Equity Fund                                                      13

Disciplined Equity Fund                                               18

Dynamic Small Cap Fund                                                23

Equity Growth Fund                                                    28

Equity Income Fund                                                    33

Growth and Income Fund                                                38

Mid Cap Growth Fund                                                   43

Mid Cap Value Fund                                                    48

Small Cap Equity Fund                                                 53

Small Cap Growth Fund                                                 58

U.S. Equity Fund                                                      63

Value Opportunities Fund                                              68

The Funds' Management and Administration                              73

How Your Account Works                                                77

   Know Which Classes to Buy                                          77

   About Sales Charges                                                77

   General                                                            78

   Buying Fund Shares                                                 79

   Selling Fund Shares                                                80

   Exchanging Fund Shares                                             81

   Other Information Concerning the Funds                             81

   Distributions and Taxes                                            82

Shareholder Services                                                  83

Risk and Reward Elements                                              84

Financial Highlights                                                  86

How To Reach Us                                               Back cover

JPMORGAN BALANCED FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.

THE FUND'S OBJECTIVE

The Fund seeks to provide a balance of current income and growth of capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks a balance of current income and growth by using the following strategies:
- an active equity management style which focuses on equity securities that it considers most undervalued.
- an active fixed-income management style that focuses primarily on domestic fixed-income securities.

J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), the Fund's adviser, may adjust the portion of the Fund's assets that are invested in equity and fixed-income securities depending on its analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.

The Fund seeks growth of capital by normally investing 35% to 70% of its total assets in equity securities. The Fund invests primarily in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the Standard & Poor's 500 Index (S&P 500). The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market as represented by this index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed-income securities, including mortgage-backed securities. The Fund invests in fixed-income securities only if they are rated as investment grade by Moody's Investors Service, Inc. (Moody's), Standard &Poor's Corporation (S&P), Fitch Investor's Service Inc. (Fitch), or the equivalent by another national rating organization, or if they are unrated are deemed by the adviser to be of comparable quality.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may also invest in mortgage-related securities, collateralized mortgage obligations and real estate investment trusts. The Fund may also enter into "dollar rolls."

The Fund may invest any portion of its assets that are not in equity or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the equity portion of the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria.

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's adviser will adjust the maturity based on its outlook for the economy.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities, or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

The Fund's mortgage-related investments involve risk of losses due to payments that occur earlier or later than expected and, like any bond, due to default.

The Fund's performance will also depend on the credit quality of its investments. Securities in the ratings categories Baa3 by Moody's or BBB- by S&P or the equivalent by another national rating organization may have fewer protective provisions and are generally more risky than higher-rated investment grade securities. The issuer may have trouble making principal and interest payment when difficult economic conditions exist.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, Lehman Aggregate Bond Index and the Lipper Balanced Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992       5.32%
1993       6.01%
1994      -2.27%
1995      23.83%
1996      11.31%
1997      23.67%
1998      25.04%
1999      13.94%
2000      -2.80%
2001      -5.92%

----------------------------------
BEST QUARTER                13.24%
----------------------------------
                4th quarter, 1998
----------------------------------
WORST QUARTER               -8.06%
----------------------------------
                1st quarter, 2001

* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses and may have higher fees than Class A Shares. The performance for the period before Class A was launched on 10/16/98 is based on the performance of the Fund's Select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus of the Fund. During this period, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*

                                             PAST 1 YEAR     PAST 5 YEARS     PAST 10 YEARS
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES         -11.31            8.72             8.61
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                 -12.15            6.96             7.73
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES          -6.52            6.80             7.12
---------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES         -11.02            9.60             9.19
---------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES          -7.41            9.87             9.19
---------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                      -11.88           10.70            12.94
---------------------------------------------------------------------------------------------
 LEHMAN AGGREGATE BOND INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)          8.42            7.43             7.23
---------------------------------------------------------------------------------------------
 LIPPER BALANCED FUNDS INDEX (REFLECTS NO
 DEDUCTION FOR TAXES)                           -3.24            8.37             9.54
---------------------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                             CLASS A SHARES     CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*         5.75%              NONE              NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS         NONE               5.00%             1.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                                  CLASS A   CLASS B  CLASS C
                                                  SHARES    SHARES   SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.50      0.50     0.50
 DISTRIBUTION (RULE 12b-1) FEES                    0.25      0.75     0.75
 SHAREHOLDER SERVICE FEES                          0.25      0.25     0.25
 OTHER EXPENSES(1)                                 0.57      0.57     0.57
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                          1.57      2.07     2.07
 FEE WAIVER AND EXPENSE  REIMBURSEMENT(2)         (0.32)    (0.14)   (0.14)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                   1.25      1.93     1.93
--------------------------------------------------------------------------------

(1) "Other expenses" are based on expenses incurred for the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.93% and 1.93%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            695        1,013       1,353       2,309
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           696          935       1,301       2,261***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           296          635       1,101       2,389
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             196        635         1,101       2,261***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             196        635         1,101       2,389
--------------------------------------------------------------------------------

  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN CAPITAL GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.

THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its total assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap(R) Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMFAM (USA), applies an active equity management style focused on investing in mid-sized companies. The Fund focuses on companies with high quality management, with a leading or dominant position in a major product line, new or innovative products and services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The securities mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap(R) Growth Index, S&P MidCap 400 Index and the Lipper Mid-Cap Core Funds Index, widely recognized market benchmarks. In the past, the Fund compared its performance to the S&P MidCap 400 Index. The Fund now compares its performance to the Russell Midcap(R) Growth Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1992      12.95%
1993      20.17%
1994      -1.31%
1995      22.24%
1996      24.20%
1997      23.37%
1998       5.54%
1999      12.77%
2000      14.17%
2001      -4.52%

------------------------------------
 BEST QUARTER                17.45%
------------------------------------
                 4th quarter, 1998
------------------------------------
 WORST QUARTER              -19.57%
------------------------------------
                 3rd quarter, 1998

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*

                                            PAST 1 YEAR   PAST 5 YEARS    PAST 10 YEARS
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES      -10.01         8.57           11.86
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS                           -10.01         6.44           10.01
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES       -6.09         6.57            9.49
-----------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES       -9.72         9.04           12.09
-----------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES       -5.95         9.15           11.99
-----------------------------------------------------------------------------------------
 RUSSELL MIDCAP(R) GROWTH INDEX
 (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                   -20.15         9.02           11.10
-----------------------------------------------------------------------------------------
 S&P MIDCAP 400 INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)      -0.61        16.11           15.10
-----------------------------------------------------------------------------------------
 LIPPER MID-CAP CORE FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)     -4.90        11.28           12.43
-----------------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* The performance for the period before Class B was launched on 11/4/93 is based on the performance of Class A Shares of the Fund. The performance for the period before Class C was launched on 1/2/98 is based on the performance of Class B Shares of the Fund since 11/4/93 and Class A Shares of the Fund prior to that date. During these periods, the actual returns of Class B and Class C shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares.

INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               CLASS A SHARES   CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*           5.75%            NONE              NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS           NONE             5.00%             1.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                            CLASS A      CLASS B     CLASS C
                                            SHARES       SHARES      SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                             0.40         0.40        0.40
 DISTRIBUTION (RULE 12b-1) FEES              0.25         0.75        0.75
 SHAREHOLDER SERVICE FEES                    0.25         0.25        0.25
 OTHER EXPENSES(1)                           0.47         0.47        0.47
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                    1.37         1.87        1.87
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (0.02)       (0.02)      (0.02)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                             1.35         1.85        1.85
--------------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred during the fiscal year ended 10/31/01, after which the Fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.35%, 1.85% and 1.85%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            705        982         1,280        2,125
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           688        886         1,209        2,059***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           288        586         1,009        2,189
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             188        586         1,009        2,059***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             188        586         1,009        2,189
--------------------------------------------------------------------------------

  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN CORE EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.

THE FUND'S OBJECTIVE

The Fund seeks to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in investment grade debt securities, high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that is greater than or equal to the equity markets.

In managing the Fund, the adviser, JPMFAM(USA), seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994        -4.03%
1995        25.53%
1996        22.54%
1997        33.33%
1998        30.80%
1999        23.59%
2000       -12.19%
2001       -14.41%

-----------------------------------
 BEST QUARTER                22.85%
-----------------------------------
                 4th quarter, 1998
-----------------------------------
 WORST QUARTER              -14.75%
-----------------------------------
                 1st quarter, 2001

* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the Fund. During this period, the actual returns of Class B and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The performance for the period before Class A was launched on 9/10/98 is based on the performance of the Fund's Select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During this period the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                             PAST 1 YEAR.     PAST 5 YEARS.   LIFE OF FUND
------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES       -19.32            8.83           10.70
------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES
 DISTRIBUTIONS                               -19.32            8.24           10.35
------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES
 DISTRIBUTIONS AND SALE OF FUND SHARES       -11.77            7.33            9.15
------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES       -19.20            9.71           11.37
------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES       -15.76           10.00           11.37
------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)                -11.88           10.70           13.86
------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)     -12.83            9.59           12.09
------------------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.
(1) The Fund commenced operations on 4/1/93. Performance for the benchmarks is as of 4/30/93.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                            CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
----------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*        5.75%             NONE              NONE
----------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS        NONE              5.00%             1.00%
----------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                             CLASS A     CLASS B    CLASS C
                                             SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                             0.50        0.50       0.50
 DISTRIBUTION (RULE 12b-1) FEES              0.25        0.75       0.75
 SHAREHOLDER SERVICE FEES                    0.25        0.25       0.25
 OTHER EXPENSES(1)                           0.58        0.57       0.58
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                    1.58        2.07       2.08
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (0.33)      (0.07)     (0.08)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                             1.25        2.00       2.00
--------------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 2.00% and 2.00%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR    3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            695       1,015        1,357       2,319
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           703         942        1,307       2,269***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           303         644        1,111       2,404
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             203        642         1,107       2,269***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             203        644         1,111       2,404
--------------------------------------------------------------------------------

  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.

THE FUND'S OBJECTIVE

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P
500. The Fund does not look to overweight or underweight sectors relative to the S&P 500.

Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest any portion of its assets that is not in equity securities or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investments.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect a front end sales load, which is assessed on Class A Shares or the contingent deferred sales load, which is assessed on Class B Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998        31.98%
1999        18.02%
2000       -11.11%
2001        12.14%

------------------------------------
 BEST QUARTER                22.83%
------------------------------------
                 4th quarter, 1998
------------------------------------
 WORST QUARTER              -15.97%
------------------------------------
                 3rd quarter, 2001

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. Classes A and B were launched on 9/28/01. The Fund's performance is based on the performance of the Fund's Select Class Shares, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus, from 9/10/01 to 9/28/01 (for the table) and from 9/10/01 through 12/31/01 (for the bar chart). Returns for the period 12/31/97 to 9/10/01 reflect performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were the most similar to the current expenses of, Class A and B Shares) and from 1/3/97 (commencement of operations) to 12/31/97, the institutional feeder (whose investment program was identical to those of Class A and B Shares). During these periods, the actual returns of Class A and B Shares would have been lower than shown because Class A and B Shares have higher expenses than the above-referenced class and feeders.
(1)  The fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                            PAST 1 YEAR      LIFE OF FUND
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES                      -17.24           8.66
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON DISTRIBUTIONS      -17.55           8.02
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES                      -10.50           6.85
-----------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES                      -16.41           9.66
-----------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                                   -11.88           9.53
-----------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                          -12.83           8.58
-----------------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 *   See footnote on previous page.
(1)  Performance for the benchmarks is as of 1/31/97.

ESTIMATED INVESTOR EXPENSES FOR CLASS A AND B SHARES

The estimated expenses of Class A and B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                         CLASS A SHARES        CLASS B SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                     5.75%                 NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                     NONE                  5.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)

                                               CLASS A SHARES    CLASS B SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                     0.35              0.35
 DISTRIBUTION (RULE 12b-1) FEES                      0.25              0.75
 SHAREHOLDER SERVICE FEES                            0.25              0.25
 OTHER EXPENSES(1)                                   0.39              0.39
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                            1.24              1.74
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)            (0.29)            (0.29)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                     0.95              1.45
--------------------------------------------------------------------------------

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A and B Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.95% and 1.45%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            666        919         1,191       1,965
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           648        820         1,117       1,895***
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             148        520          917        1,895***
--------------------------------------------------------------------------------

  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN DYNAMIC SMALL CAP FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.

THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600/BARRA Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest. The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMFAM(USA), applies an active equity management style focused on investing in small sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P SmallCap 600/BARRA Growth Index and the Lipper Small-Cap Growth Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1998        13.46%
1999        30.13%
2000        11.42%
2001       -14.33%

-------------------------------------
 BEST QUARTER                24.00%
-------------------------------------
                 4th quarter, 1999
-------------------------------------
 WORST QUARTER              -20.82%
-------------------------------------
                 1st quarter, 2001

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                       PAST 1 YEAR     LIFE OF FUND
-----------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES                 -19.26          13.24
-----------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                         -19.26          12.30
-----------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES                 -11.73          10.96
-----------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES                 -19.14          13.65
-----------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES                 -15.76          13.90
-----------------------------------------------------------------------------------
 S&P SMALLCAP 600/BARRA GROWTH INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)                 -1.18           5.60
-----------------------------------------------------------------------------------
 LIPPER SMALL-CAP GROWTH FUNDS INDEX  (REFLECTS NO
 DEDUCTION FOR TAXES)                                  -12.75           7.32
-----------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 * The performance for the period before Class C was launched on 1/7/98 is based on the performance for Class B Shares of the fund.
(1) The Fund commenced operations on 5/19/97. Performance for the benchmarks is as of 5/31/97.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                            CLASS A SHARES   CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*        5.75%            NONE              NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS        NONE             5.00%             1.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B, AND C ASSETS)

                                              CLASS A     CLASS B    CLASS C
                                              SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                              0.65        0.65       0.65
 DISTRIBUTION (RULE 12b-1) FEES               0.25        0.75       0.75
 SHAREHOLDER SERVICE FEES                     0.25        0.25       0.25
 OTHER EXPENSES(1)                            0.49        0.49       0.49
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                     1.64        2.14       2.14
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)     (0.14)      (0.02)     (0.02)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                              1.50        2.12       2.12
--------------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred in the fiscal year ended 10/31/01, after which the Fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.50%, 2.12% and 2.12%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            719        1,050        1,403      2,396
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           715          968        1,347      2,344***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           315          668        1,147      2,471
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             215         668         1,147      2,344***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             215         668         1,147      2,471
--------------------------------------------------------------------------------

  * Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN EQUITY GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.

THE FUND'S OBJECTIVES

The Fund seeks to provide capital appreciation. Producing current income is a secondary objective.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest any portion of its assets that is not in equities or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
       OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMFAM(USA), the adviser, seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:

- projected earnings growth rate that is greater than or equal to the equity markets in general

- return on assets and return on equity equal to or greater than the equity markets in general

-    market capitalization of more than $500 million

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Growth Index, S&P 500/BARRA Growth Index and the Lipper Large-Cap Growth Funds Index, widely recognized market benchmarks. In the past, the Fund compared its performance to the S&P 500/BARRA Growth Index. The Fund now compares its performance to the Russell 1000(R) Growth Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

     1992                   6.43%
     1993                   2.48%
     1994                  -0.90%
     1995                  25.78%
     1996                  20.52%
     1997                  37.20%
     1998                  41.19%
     1999                  31.54%
     2000                 -23.85%
     2001                 -19.06%

----------------------------------
BEST QUARTER               27.32%
----------------------------------
                4th quarter, 1998
----------------------------------
WORST QUARTER             -18.53%
----------------------------------
                1st quarter, 2001

* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the Fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The performance for the period before Class A was launched on 8/13/98 is based on the performance of the Fund's Select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus of the Fund. During this period, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*

                                                  PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES            -23.71         8.16            9.27
----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                    -25.05         6.84            8.60
----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES            -13.15         6.88            7.99
----------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES            -23.21         9.04            9.85
----------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES            -20.36         9.29            9.84
----------------------------------------------------------------------------------------------
 RUSSELL 1000(R) GROWTH INDEX (REFLECTS
 NO DEDUCTION FOR FEES, EXPENSES OR TAXES)        -20.42         8.27           10.80
----------------------------------------------------------------------------------------------
 S&P 500/BARRA GROWTH INDEX (REFLECTS
 NO DEDUCTION FOR FEES, EXPENSES OR TAXES)        -12.73        11.07           12.30
----------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP GROWTH FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)          -23.87         7.50           10.60
----------------------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* See footnote on previous page.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          CLASS A SHARES     CLASS B SHARES    CLASS C SHARES
---------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                      5.75%              NONE              NONE
---------------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                      NONE               5.00%             1.00%
---------------------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                                 CLASS A   CLASS B   CLASS C
                                                  SHARES    SHARES   SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.50      0.50     0.50
 DISTRIBUTION (RULE 12b-1) FEES                    0.25      0.75     0.75
 SHAREHOLDER SERVICE FEES                          0.25      0.25     0.25
 OTHER EXPENSES                                    0.58      0.60     0.60
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES(1)                       1.58      2.10     2.10
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)          (0.33)    (0.12)   (0.12)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                   1.25      1.98     1.98
--------------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.98% and 1.98% respectively, of average daily net assets until 4/30/03. In addition, the fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CLASS A SHARES* ($)            695        1,015       1,357        2,319
-----------------------------------------------------------------------------
 CLASS B SHARES** ($)           701          946       1,318        2,289***
-----------------------------------------------------------------------------
 CLASS C SHARES** ($)           301          646       1,118        2,422
-----------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CLASS B SHARES ($)             201        646         1,118        2,289***
-----------------------------------------------------------------------------
 CLASS C SHARES ($)             201        646         1,118        2,422
-----------------------------------------------------------------------------

  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JP MORGAN EQUITY INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.

THE FUND'S OBJECTIVE
The Fund seeks to invest in securities that provide both capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of primarily income-oriented stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in investment grade debt securities, high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval. The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.
     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, JPMFAM (USA), the adviser, seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above average dividend yield and a consistent dividend record. The Fund seeks to own securities that have attractive value characteristics and emphasizes companies with market capitalizations greater than $500 million.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small- and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. * The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Value Index, S&P 500 Index and the Lipper Equity Income Funds Index, widely recognized market benchmarks. In the past, the Fund has compared its performance to the S&P 500 Index. The Fund now compares its performance to the Russell 1000(R) Value Index. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

          1992                   5.61%
          1993                  12.34%
          1994                  -3.37%
          1995                  33.72%
          1996                  17.87%
          1997                  31.05%
          1998                  26.12%
          1999                  12.70%
          2000                  -4.09%
          2001                 -12.76%

---------------------------------------
BEST QUARTER                    18.81%
---------------------------------------
                     4th quarter, 1998
---------------------------------------
 WORST QUARTER                 -11.92%
---------------------------------------
                     1st quarter, 2001

* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the Fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The Performance for the period before Class A was launched on 8/24/98 is based on the performance of the fund's select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During this period the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2001*

                                                   PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES             -17.78        8.00           10.26
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                     -17.97        6.50            9.49
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES             -10.74        6.62            8.82
---------------------------------------------------------------------------------------------
 CLASS B SHARES-- RETURN BEFORE TAXES              -17.44        8.91           10.87
---------------------------------------------------------------------------------------------
 CLASS C SHARES-- RETURN BEFORE TAXES              -14.00        9.19           10.86
---------------------------------------------------------------------------------------------
 RUSSELL 1000(R) VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)             -5.59       11.13           14.16
---------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)                      -11.88       10.70           12.94
---------------------------------------------------------------------------------------------
 LIPPER EQUITY INCOME FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)            -5.20        8.57           11.18
---------------------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for theses other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* See footnote on previous page.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
-------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                            5.75%             NONE             NONE
-------------------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                            NONE              5.00%            1.00%
-------------------------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                                 CLASS A   CLASS B    CLASS C
                                                 SHARES    SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.40      0.40     0.40
 DISTRIBUTION (RULE 12b-1) FEES                    0.25      0.75     0.75
 SHAREHOLDER SERVICE FEES                          0.25      0.25     0.25
 OTHER EXPENSES(1)                                 0.65      0.66     0.66
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                          1.55      2.06     2.06
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)          (0.30)    (0.31)   (0.31)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                   1.25      1.75     1.75
--------------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.75% and 1.75%, Respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
 CLASS A SHARES* ($)            695        1,009       1,344       2,290
----------------------------------------------------------------------------
 CLASS B SHARES** ($)           678          916       1,280       2,234***
----------------------------------------------------------------------------
 CLASS C SHARES** ($)           278          616       1,080       2,365
----------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
 CLASS B SHARES ($)             178        616          1,080      2,234***
----------------------------------------------------------------------------
 CLASS C SHARES ($)             178        616          1,080      2,365
----------------------------------------------------------------------------

  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.

THE FUND'S OBJECTIVE

The Fund seeks to provide capital growth over the long term and earn income from dividends.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing all of its investable assets in the Growth and Income Portfolio, an open-end investment company which has an identical investment objective and the same policies as the Fund. As a result, the strategies and risks outlined below apply to the Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500/BARRA Value Index stocks. The adviser will emphasize companies which are leaders within their sectors. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity securities, under normal market condition, it may invest up to 20% of its total assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

     BEFORE YOU INVEST
          INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.
     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

INVESTMENT PROCESS
In managing the Fund, JPMFAM(USA), the adviser, applies an active equity management style. The Fund focuses on companies with high quality management, with a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The value of the Fund's convertible securities tends to fall when prevailing interest rates rise. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government debt securities, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index and the Lipper Large-Cap Value Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

          1992                  15.06%
          1993                  12.99%
          1994                  -3.41%
          1995                  27.55%
          1996                  19.38%
          1997                  29.53%
          1998                  14.11%
          1999                   8.09%
          2000                   0.48%
          2001                 -13.48%

---------------------------------------
 BEST QUARTER                    16.63%
---------------------------------------
                    4th quarter, 1998
---------------------------------------
 WORST QUARTER                 -14.31%
---------------------------------------
                    3rd quarter, 2001

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2001*

                                                    PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES              -18.46         5.53           9.61
-----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                      -18.67         2.94           7.46
-----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES              -11.24         4.35           7.64
-----------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES              -18.23         6.01           9.81
-----------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES              -14.76         5.90           9.62
-----------------------------------------------------------------------------------------------
 S&P 500/BARRA VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)             -11.71         9.49          13.10
-----------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP VALUE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                   -8.58         9.42          12.05
-----------------------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* The performance for the period before Class C was launched on 1/2/98 is based on the performance of Class B Shares of the Fund. The performance for the period before Class B was launched on 11/4/93 is based on performance of Class A Shares of the Fund. During this period, the actual returns of Class B and C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
---------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                  5.75%             NONE             NONE
---------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                  NONE              5.00%            1.00%
---------------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES1 (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                      CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
--------------------------------------------------------------------------------------------
 MANAGEMENT FEES                            0.40             0.40                  0.40
 DISTRIBUTION (RULE 12b-1) FEES             0.25             0.75                  0.75
 SHAREHOLDER SERVICE FEES                   0.25             0.25                  0.25
 OTHER EXPENSES2                            0.42             0.42                  0.42
--------------------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                   1.32             1.82                  1.82
 FEE WAIVER AND EXPENSE REIMBURSEMENT(3)   (0.02)           (0.02)                (0.02)
--------------------------------------------------------------------------------------------
 NET EXPENSES(3)                            1.30             1.80                  1.80
--------------------------------------------------------------------------------------------

(1) The Fund has a master/feeder structure as described under The Funds' Management and Administration. This table shows the Class A, B and C expenses and their share of master portfolio expenses, expressed as a percentage of average daily net assets.
(2) "Other" Expenses are based on expenses incurred in the fiscal year ended 10/31/01, after which the fund changed its fiscal year end to 12/31.
(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.30%, 1.80% and 1.80%, respectively, of average daily net assets until 4/30/03. In addition, the fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)                  700       967       1,255    2,072
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)                 683       871       1,183    2,005***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)                 283       571         983    2,136
--------------------------------------------------------------------------------

                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)                   183       571       983      2,005***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)                   183       571       983      2,136
--------------------------------------------------------------------------------

  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN MID CAP GROWTH FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.

THE FUND'S OBJECTIVE
The Fund seeks to provide long-term growth from a portfolio of mid-capitalization stocks.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion, at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund invests in companies that the adviser believes have strong earnings growth potential.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.
     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
JPMFAM (USA), the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser's selection process for the portfolio is a multi-faceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search.

The adviser has developed a number of screens for the whole market and, in some cases, for a specific sector. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits numerous companies each year and has in-office meetings and conference contacts.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT RED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
Effective December 3, 2001, the Fund changed its name and certain investment policies. Prior to that time, the Fund operated as the H&Q IPO & Emerging Company Fund. This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year over the past two calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past year and the life of the Fund. It compares that performance to the Russell Midcap(R) Growth Index, the S&P 500 Index and the Lipper Mid-Cap Value Funds Index, widely recognized market benchmarks. In the past, the Fund compared its performance to the S&P 500 Index. The Fund now compares its performance to the Russell Midcap(R) Growth Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's new investment strategy.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

 2000                         -49.12%
 2001                         -28.30%

--------------------------------------
 BEST QUARTER                  18.50%
--------------------------------------
                    4th quarter, 2001
--------------------------------------
 WORST QUARTER                -42.32%
--------------------------------------
                    4th quarter, 2000

* The performance for the period before 3/23/01 is based on the performance of the Class A and Class B Shares of the H&Q IPO & Emerging Company Fund, A series of Hambrecht & Quist Fund Trust, which transferred all of its assets and liabilities to the Fund pursuant to a reorganization on that date. The predecessor's investment program was identical to that of the fund prior to 12/3/01. The predecessor's Class A and Class B expenses were substantially similar to those of Class A and Class B of the Fund.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2001*,(1)

                                                 PAST 1 YEAR   LIFE OF FUND
--------------------------------------------------------------------------------
 CLASS A SHARES-- RETURN BEFORE TAXES              -32.42         -28.12
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                     -32.71         -28.27
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES             -19.27         -21.44
--------------------------------------------------------------------------------
 CLASS B SHARES-- RETURN BEFORE TAXES              -32.18         -27.62
--------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                                -11.88          -6.46
--------------------------------------------------------------------------------
 RUSSELL MIDCAP(R) GROWTH INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)            -20.15          -4.15
--------------------------------------------------------------------------------
 LIPPER MID-CAP VALUE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                   6.73           6.88
--------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.
(1)  The Fund commenced operations on 10/29/99.

INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES
The expenses of Class A and Class B Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                CLASS A SHARES      CLASS B SHARES
----------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 WHEN YOU BUY SHARES, SHOWN
 AS % OF THE OFFERING PRICE*                    5.75%               NONE
----------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS LOWER
 OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS                            NONE                5.00%
----------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)

                                                CLASS A SHARES     CLASS B SHARES
---------------------------------------------------------------------------------
 MANAGEMENT FEE                                 0.65               0.65
 DISTRIBUTION (RULE 12b-1) FEES                 0.30               1.00
 SHAREHOLDER SERVICE FEE                        NONE               NONE
 OTHER EXPENSES(1)                              0.40               0.40
---------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES(2)                    1.35               2.05
---------------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Pursuant to a written agreement JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A and B Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.35% and 2.05%, respectively, of average daily net assets through 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

This example helps you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. This example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    total operating expenses for each period.

This example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            705        978         1,272       2,105
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           708        943         1,303       2,200***
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             208        643         1,103       2,200***
--------------------------------------------------------------------------------

  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN MID CAP VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.

THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
       OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
Robert Fleming Inc. (Robert Fleming), the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P MidCap 400/BARRA Value Index, the Russell Midcap(R) Value Index and the Lipper Mid-Cap Value Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares or a contingent deferred sales load, which is assessed on Class B and C Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998      19.77%
1999      13.87%
2000      35.28%
2001       9.91%

---------------------------------------------
BEST QUARTER                          17.96%
---------------------------------------------
                           4th quarter 1998
---------------------------------------------
WORST QUARTER                        -11.06%
---------------------------------------------
                           3rd quarter 1998
---------------------------------------------

* The performance in the table for the period before Classes A, B and C were launched on 4/30/01 and the Fund's performance in the bar chart are based on the performance of the Fund's Institutional Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During these periods the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)

                                                   PAST 1 YEAR   LIFE OF FUND
-----------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES             3.21          18.23
-----------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                     1.39          14.43
-----------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES             2.36          13.17
-----------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES             3.99          19.52
-----------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES             8.18          19.85
-----------------------------------------------------------------------------
 S&P MIDCAP 400/BARRA VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)            7.14          11.42
-----------------------------------------------------------------------------
 RUSSELL MIDCAP(R) VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)            2.33           7.22
-----------------------------------------------------------------------------
 LIPPER MID-CAP VALUE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                 6.73           6.88
-----------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

(1) The Fund commenced operations on 11/13/97. Performance for the benchmarks is as of 11/30/97.

INVESTOR EXPENSES FOR CLASSES A, B AND C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                            CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*        5.75%             NONE             NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS        NONE              5.00%            1.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                                 CLASS A   CLASS B    CLASS C
                                                 SHARES    SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.70       0.70      0.70
 DISTRIBUTION (RULE 12b-1) FEES                    0.25       1.00      1.00
 SHAREHOLDER SERVICE FEES                          NONE       NONE      NONE
 OTHER EXPENSES(1)                                 2.77       2.77      2.78
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                          3.72       4.47      4.48
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)          (2.47)     (2.47)    (2.48)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                   1.25       2.00      2.00
--------------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 2.00% and 2.00%, respectively, of the average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

- net expenses of 1.25%, 2.00% and 2.00% for Classes A, B and C, respectively, through 4/30/03, and 2.25%, 3.00% (2.25% after 4/30/10***)
     and 3.00%, respectively, through 4/30/12.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
 CLASS A SHARES* ($)            695        1,147       1,625       2,938
---------------------------------------------------------------------------
 CLASS B SHARES** ($)           703        1,133       1,689       3,070***
---------------------------------------------------------------------------
 CLASS C SHARES** ($)           303          833       1,489       3,247
---------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
 CLASS B SHARES ($)             203        833         1,489       3,070***
---------------------------------------------------------------------------
 CLASS C SHARES ($)             203        833         1,489       3,247

  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.

THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMFAM (USA), the adviser, applies an active equity management style and a disciplined stock selection process which focuses on companies with positive business fundamentals such as strong earnings prospects and increasing market share. The Fund also focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1)

1995                        54.04%
1996                        28.80%
1997                        17.76%
1998                         3.34%
1999                        13.75%
2000                        14.18%
2001                        -6.23%

-----------------------------------
BEST QUARTER                 19.38%
-----------------------------------
                 4th quarter, 1998
-----------------------------------
WORST QUARTER               -21.13%
-----------------------------------
                 3rd quarter, 1998

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)

                                                PAST 1 YEAR    PAST 5 YEARS       LIFE OF FUND
------------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES          -11.62          6.91              16.22
------------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                  -11.62          5.51              14.95
------------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES           -7.07          5.46              13.64
------------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES          -11.67          7.07              16.37
------------------------------------------------------------------------------------------------
 S&P SMALLCAP 600 INDEX
 (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                               6.54         10.60              15.05
------------------------------------------------------------------------------------------------
 LIPPER SMALL-CAP CORE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                7.13         10.15              14.11
------------------------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* The performance for the period before Class B was launched on 3/28/95 is based on performance of Class A Shares of the Fund. The actual returns of Class B Shares would have been lower than shown because Class B Shares have higher expenses than Class A Shares.

(1) The Fund commenced operations on 12/20/94. Performance for the benchmarks is as of 12/31/94.

INVESTOR EXPENSES FOR CLASS A AND B SHARES
The expenses of Class A and B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            CLASS A SHARES      CLASS B SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                         5.75%               NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                         NONE                5.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%)(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)

                                              CLASS A SHARES    CLASS B SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                0.65             0.65
 DISTRIBUTION (RULE 12b-1) FEES                 0.25             0.75
 SHAREHOLDER SERVICE FEES                       0.01             0.25
 OTHER EXPENSES(1)                              0.49             0.49
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                       1.40             2.14
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)       (0.02)           (0.02)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                1.38             2.12
--------------------------------------------------------------------------------

(1) "Other Expenses" are Based On expenses incurred during the fiscal year ended 10/31/01, after which the Fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A and B Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.38% And 2.12%, respectively, of the average daily net assets through 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            707        991         1,295       2,156
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           715        968         1,347       2,283***
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             215        668         1,147       2,283***
--------------------------------------------------------------------------------

  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.

THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations of not more than $2.5 billion at the time of purchase. The Fund invests in a broad portfolio of common stocks that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

Robert Fleming, the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser's selection process for the portfolio is a multi-faceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search. The adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits numerous companies each year and has in-office meetings and conference contacts.

During the research phase, the adviser looks for companies that it believes can generate consistent, above average rates of growth over a sustained period of time. Therefore, in addition to quantitative factors, the adviser considers qualitative factors, such as the adviser's level of confidence in the management and the competitive position of a company; the predictability and durability of the business relative to its valuation; the level of business risk in the company's end markets and our evaluation of any short term categories of change, both positive and negative.

The adviser may sell a security for the following reasons: a new investment may displace a current holding; a change in a company's fundamentals may lead to a re-evaluation of a stock's potential; a security may become overvalued; or the market capitalization of a security may exceed the guidelines set by the Fund's adviser.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for nonhedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell 2000(R) Index, the Russell 2000(R) Growth Index and the Lipper SmallCap Growth Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load, which is assessed on Class A Shares or the contingent deferred sales load, which is assessed on Class B and C Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998     14.86%
1999     46.54%
2000     -7.79%
2001    -10.90%

--------------------------------------
 BEST QUARTER                36.03%
--------------------------------------
                 4th quarter, 2001
--------------------------------------
 WORST QUARTER              -34.24%
--------------------------------------
                 3rd quarter, 2001

* The performance in the table for the period before Classes A, B and C were launched on 4/30/01 and the performance in the bar chart are based on the performance of the Fund's Institutional Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)

                                                     PAST 1 YEAR  LIFE OF FUND
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES               -16.67       6.96
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                       -16.67       3.55
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES               -10.15       4.36
--------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES               -15.99       8.16
--------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES               -12.64       8.45
--------------------------------------------------------------------------------
 RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                              2.49       4.46
--------------------------------------------------------------------------------
 RUSSELL 2000(R) GROWTH INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)               -9.23       0.50
--------------------------------------------------------------------------------
 LIPPER SMALL CAP GROWTH FUNDS INDEX
 (REFLECT NO DEDUCTION FOR TAXES)                    -12.97       6.27
--------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page
(1) The Fund commenced operations on 11/14/97. Performance for the benchmarks is as of 11/30/97.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*       5.75%             NONE              NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS       NONE              5.00%             1.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                            CLASS A   CLASS B    CLASS C
                                            SHARES    SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                              0.80      0.80       0.80
 DISTRIBUTION (RULE 12b-1) FEES               0.25      1.00       1.00
 SHAREHOLDER SERVICE FEES                     NONE      NONE       NONE
 OTHER EXPENSES(1)                           11.12     11.17      11.17
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                    12.17     12.97      12.97
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (10.57)   (10.62)    (10.62)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                              1.60      2.35       2.35
--------------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.60%, 2.35% and 2.35%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses of 1.60%, 2.35% and 2.35% for Classes A, B and C, respectively, through 4/30/03, and 2.60%, 3.35% (2.60% after 4/30/10***) and 3.35%, respectively, through 4/30/12.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            728        1,247       1,792       3,271
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           738        1,237       1,860       3,402***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           338          937       1,660       3,573
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             238          937       1,660       3,402***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             238          937       1,660       3,573
--------------------------------------------------------------------------------

  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.

THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992     8.73%
1993    11.02%
1994    -0.61%
1995    32.48%
1996    21.06%
1997    28.41%
1998    24.45%
1999    14.69%
2000    -6.72%
2001    -9.71%

-----------------------------------
 BEST QUARTER                21.33%
-----------------------------------
                 4th quarter, 1998
----------------------------------
 WORST QUARTER              -15.91%
-----------------------------------
                 3rd quarter, 2001

* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before Classes A, B and C were launched on 9/10/01 is based on the performance of the advisor feeder that was merged out of existence (whose investment program was identical to the investment program of Class A, B and C Shares, and whose expenses were substantially similar to the current expenses of Class A Shares) from 9/15/00 to 9/10/01. During this period, the actual returns of Class B and C Shares would have been lower than shown because Class B and C Shares have higher expenses than the advisor feeder. Returns for the period 7/19/93 to 9/15/00 reflect performance of the retail feeder (whose investment program was identical to the investment program of, and whose expenses were the most similar to the current expenses of, Class A, B and C Shares) and from 1/1/92 to 7/19/93, The Pierpont Equity Fund, the Fund's predecessor. During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than the above-referenced predecessor and retail feeder.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*

                                           PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES     -14.89         7.79          10.84
-------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS                          -15.00         4.72           7.46
-------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES      -9.04         5.57           7.65
-------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES     -14.98         8.87          11.47
-------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES     -10.90         9.03          11.48
-------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)              -11.88        10.70          12.94
-------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)         -12.83         9.59          11.47
-------------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, and the estimated expenses of Class B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*           5.75%             NONE             NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS           NONE              5.00%            1.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                            CLASS A      CLASS B      CLASS C
                                            SHARES(1)    SHARES(2)    SHARES(2)
--------------------------------------------------------------------------------
 MANAGEMENT FEES                             0.40        0.40          0.40
 DISTRIBUTION (RULE 12b-1) FEES              0.25        0.75          0.75
 SHAREHOLDER SERVICE FEES                    0.25        0.25          0.25
 OTHER EXPENSES                              0.58        0.58          0.58
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                    1.48        1.98          1.98
 FEE WAIVER AND EXPENSE REIMBURSEMENT(3)    (0.43)      (0.23)        (0.23)
--------------------------------------------------------------------------------
 NET EXPENSES(3)                             1.05        1.75          1.75
--------------------------------------------------------------------------------

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.
(2) "Other Expenses" are based on estimated expenses for the most recent fiscal year.
(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05%, 1.75% and 1.75% respectively, of average daily net assets until 4/30/05 with respect to Class A Shares and until 4/30/03 with respect to Class B and Class C Shares. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05 with respect to Classes A shares, and through 4/30/03 with respect to Class B and C shares, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, B and C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            676        890         1,214       2,131
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           678        899         1,246       2,159***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           278        599         1,046       2,288
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             178        599         1,046       2,159***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             178        599         1,046       2,288
--------------------------------------------------------------------------------

  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN VALUE OPPORTUNITIES FUND

RISK/RETURN SUMMARY

For a detailed discussion of the Fund's main risks, please see pages 84 - 85.

THE FUND'S OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. Market capitalization is the total market value of a company's shares. The adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge against various market risks. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies, but not its objective, without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN  INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

On December 31, 2001, the Fund changed its name, investment objective, certain investment policies and restrictions, as well as adviser. Prior to that time, the Fund operated as The Growth Fund of Washington. In view of the change of adviser and the other changes noted above, the Fund's past performance record is not considered pertinent for investors considering whether to purchase shares of the Fund. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Class A and B Shares, and for comparison purposes, the performance of an appropriate broad-based index will also be included.

Unlike an entirely new mutual fund, the Fund currently holds various investments all of which would be permissible investments for the Fund under its new investment objective and policies. The adviser expects to modify the Fund's current holdings, over time, to more closely conform to its investment management style, including investment in companies without regard to geographic location. This will result in higher turnover and higher brokerage commissions than the Fund has historically experienced, as well as the potential realization of increased capital gains. The Fund's turnover rate averaged 12% over the past five years; the turnover rate for the upcoming fiscal year is expected to be higher than such average as the adviser anticipates selling 15% to 25% of the Fund's current assets.

INVESTOR EXPENSES FOR CLASS A AND B SHARES

The expenses of Class A and B Shares are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   CLASS A SHARES       CLASS B SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*               5.75%                NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS               NONE                 5.00%
--------------------------------------------------------------------------------

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)

                                                         CLASS A   CLASS B
                                                         SHARES    SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES(1)                                      0.50      0.50
 DISTRIBUTION (RULE 12b-1) FEES                          0.25      0.75
 SHAREHOLDER SERVICE FEES                                NONE      0.25
 OTHER EXPENSES                                          0.64      0.64
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                1.39      2.14
--------------------------------------------------------------------------------

(1) MANAGEMENT FEES REFLECT NEW ADVISORY AGREEMENT EFFECTIVE DECEMBER 31, 2001. THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- the Fund's operating expenses remain the same


The example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)             708         990       1,292        2,148
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)            717         970       1,349        2,282***
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)              217         670       1,149        2,282***
--------------------------------------------------------------------------------

  * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
 ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
    BEEN OWNED FOR EIGHT YEARS.

THE FUNDS' MANAGEMENT AND ADMINISTRATION

The Balanced, Core Equity, Equity Growth, Equity Income and Mid Cap Growth Funds are series of Mutual Fund Investment Trust, a Massachusetts business trust. The Capital Growth, Dynamic Small Cap, Growth and Income and Small Cap Equity Funds are series of Mutual Fund Group, a Massachusetts business trust. The Mid Cap Value and Small Cap Growth Funds are series of Fleming Mutual Fund Group, Inc., a Maryland corporation. The Disciplined Equity and U.S. Equity Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The Value Opportunities Fund is a series of JPMorgan Value Opportunities Fund, Inc., a Maryland corporation. The trustees of each trust and the directors of each corporation are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.

The Growth and Income Fund is also a "feeder" fund that invests in the Growth and Income Portfolio, a master portfolio (Portfolio). The Portfolio accepts investments from other feeder funds, and all the feeders of the Portfolio bear the Portfolio's expenses in proportion to their assets. The Growth and Income Fund and the Portfolio expect to maintain consistent goals, but if they do not, the Growth and Income Fund will withdraw from the Portfolio, receiving its assets either in cash or securities. The Growth and Income Fund's trustees would then consider whether the Growth and Income Fund should hire its own investment adviser, invest in a different master portfolio, or take other action. (Except where indicated, this section uses the term the "Growth and Income Fund" to mean the Growth and Income Fund and the Portfolio taken together.)

Each class in a multiple class fund and each feeder in a master-feeder fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class or feeder, as the case may be, could offer access to a Fund or Portfolio, respectively, on different terms and thus would experience different performance, than another class or feeder, respectively. Certain classes or feeders may be more appropriate for a particular investor.

THE FUNDS' INVESTMENT ADVISERS

JPMIM, JPMFAM (USA) and Robert Fleming are the investment advisers and make the day-to-day investment decisions for the Funds.

JPMIM is the investment adviser for the Disciplined Equity, U.S. Equity and Value Opportunities Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the Balanced, Capital Growth, Core Equity, Dynamic Small Cap, Equity Growth, Equity Income, Growth and Income, Mid Cap Growth and Small Cap Equity Funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Robert Fleming is the investment adviser for the Mid Cap Value and Small Cap Growth Funds. Robert Fleming is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM and Robert Fleming are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is also a wholly owned subsidiary of JPMorgan Chase.

During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average daily net assets as follows:

                                FISCAL
 FUND                           YEAR END          %
--------------------------------------------------------
 BALANCED FUND                  12/31/01        0.50
--------------------------------------------------------
 CAPITAL GROWTH FUND            12/31/01        0.40
--------------------------------------------------------
 CORE EQUITY FUND               12/31/01        0.50
--------------------------------------------------------
 DISCIPLINED EQUITY FUND        12/31/01        0.35
--------------------------------------------------------
 DYNAMIC SMALL CAP FUND         12/31/01        0.65
--------------------------------------------------------
 EQUITY GROWTH FUND             12/31/01        0.50
--------------------------------------------------------
 EQUITY INCOME FUND             12/31/01        0.37
--------------------------------------------------------
 GROWTH AND INCOME FUND         12/31/01        0.40
--------------------------------------------------------
 MID CAP GROWTH FUND            12/31/01        0.65
--------------------------------------------------------
 MID CAP VALUE FUND             12/31/01        0.00
--------------------------------------------------------
 SMALL CAP EQUITY FUND          12/31/01        0.65
--------------------------------------------------------
 SMALL CAP GROWTH FUND          12/31/01        0.00
--------------------------------------------------------
 U.S. EQUITY FUND               12/31/01        0.40
--------------------------------------------------------
 VALUE OPPORTUNITIES FUND       12/31/01        0.50
--------------------------------------------------------

THE PORTFOLIO MANAGERS

BALANCED FUND

The portfolio management team for the equity portion of the Fund's portfolio is comprised of a team of research analysts who select stocks in their respective sectors using the investment strategy described earlier in this prospectus. Anne Lester, Vice President of the adviser, is responsible for overseeing the management of the Fund's overall portfolio. James H. Russo, Vice President of the adviser and CFA, and Susan Bao, Vice President of the adviser and CFA, are responsible for overseeing and managing the cash flows of the equity portion of the portfolio. Ms. Lester has been at JPMFAM (USA) or one of its affiliates since 1992. Mr. Russo has been at JPMFAM (USA) or one of its affiliates since 1994. Ms. Bao has been at JPMFAM (USA) or one of its affiliates since 1997. She is responsible for the daily implementation and maintenance of U.S. equity portfolios. The fixed-income portion of the portfolio is managed by a team of individuals at JPMFAM (USA).

CAPITAL GROWTH FUND
Christopher Mark Vyvyan Jones serves as portfolio manager to the Fund. Mr. Jones has worked as a portfolio manager with various affiliates of JPMFAM (USA), the adviser, since 1982. He is currently a Director of the adviser and is head of the adviser's small company team.

CORE EQUITY FUND
Thomas Luddy, Managing Director of the adviser, is responsible for the management of the Fund. Mr. Luddy is head of the U.S. Equity Research Group. Mr. Luddy has been employed at JPMFAM (USA) or one of its affiliates since 1976 and has held numerous key positions in the firm, including such roles as Global Head of Equity and Chief Investment Officer.

DISCIPLINED EQUITY FUND
The portfolio management team is led by Joseph Gill, Vice President of the adviser, Timothy J. Devlin, Vice President of the adviser, and Nanette Buziak, Vice President of the adviser. Mr. Gill has been at JPMIM since 1996. Mr. Devlin has been at JPMIM since 1996. Ms. Buziak has been at JPMIM since 1997.

DYNAMIC SMALL CAP FUND
The portfolio management team is led by Juliet Ellis, Vice President of the adviser and CFA. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. She has been managing the Fund since August 1999.

EQUITY GROWTH FUND
The portfolio management team is led by Peter E. Miller, Managing Director of the adviser, and Peter Zuleba, Vice President of the adviser. Messrs. Miller and Zuleba have been employed with JPMFAM (USA) or one of its affiliates since 1989 and are portfolio managers in the Private Banking Group.

EQUITY INCOME FUND
Bradford L. Frishberg, Vice President of the adviser, oversees the Fund and has been employed at JPMFAM (USA) or one of its affiliates since 1996. Mr. Frishberg is a portfolio manager in the equity and balanced groups.

GROWTH AND INCOME FUND
Jonathan Kendrew Llewelyn Simon serves as portfolio manager to the Fund. Mr. Simon has worked as a portfolio manager with various affiliates of the adviser since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming.

MID CAP GROWTH FUND
Mr. Jones serves as portfolio manager of the Fund. Information on Mr. Jones is discussed earlier in this prospectus.

MID CAP VALUE FUND
Mr. Simon serves as portfolio manager to the Fund. Information on Mr. Simon is discussed earlier in this prospectus.

SMALL CAP EQUITY FUND
Ms. Ellis is responsible for management of the Fund. She has been managing the Fund since August 1999. Information on Ms. Ellis is discussed earlier in this prospectus.

SMALL CAP GROWTH FUND
Mr. Jones serves as portfolio manager to the Fund. Information on Mr. Jones is discussed earlier in this prospectus.

U.S. EQUITY FUND
The portfolio management team is comprised of a team of research analysts who select stocks in their respective sectors using the investment process described earlier in this prospectus. Mr. Russo and Ms. Bao are responsible for overseeing and managing the cash flows of the portfolio. Information on Mr. Russo and Ms. Bao is discussed earlier in this prospectus.

VALUE OPPORTUNITIES FUND
Bradford L. Frishberg, CFA, and Jonathan N. Golub, CFA , Vice Presidents at JPMIM, are responsible for the investment management of the Fund. Mr. Frishberg is a portfolio manager in the U.S. Active Equity Group. An employee since 1996, he has been a portfolio manager in the London and Tokyo offices before returning to New York in 2000. Previously, Mr. Frishberg managed portfolios for Aetna Investment Management in Hong Kong. Mr. Golub is a portfolio manager in the U.S. Equity Group. An employee since 2001, he is responsible for product management and client servicing across all equity products. Prior to joining the firm, Mr. Golub led the consultant relations effort at Scudder Kemper Investment and Chancellor LGT.

THE FUNDS' ADMINISTRATORS

JPMorgan Chase Bank (Administrator) provides administrative services for and oversees the other service providers of each Fund, except for the Value Opportunities Fund, The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund (except for the Value Opportunities
Fund) for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

Washington Management Corporation (the Business Manager) provides the services necessary to carry on the Value Opportunities Fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and administrative oversight of each of the Value Opportunities Fund's contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The Business Manager receives an annual fee equalling 0.175% of average daily net assets of the Fund. The Business Manager, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has provided business management services to the Value Opportunities Fund since its inception in 1985 and provides similar services to three other mutual funds with combined assets of approximately $50 billion. The Business Manager maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

The Funds have agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Shares of each Fund held by investors serviced by the shareholder servicing agent. The Mid Cap Value and Small Cap Growth Fund and Small Cap Equity Fund (Class A Shares) can only pay fees to shareholder servicing agents other than JPMorgan Chase Bank.

The advisers and/or the distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

KNOW WHICH CLASSES TO BUY

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A, Class B and Class C Shares of the Funds. Each class may have different requirements for whom may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but higher annual fees and a contingent deferred sales charge.

ABOUT SALES CHARGES

You may pay a sales charge to buy Class A Shares, and you may pay a sales charge with respect to Class B or C Shares of the Funds. There are also ongoing charges that all investors pay as long as they own their shares.

Different charges are associated with each class of shares:

- If you choose to invest in Class A Shares, you may pay a sales charge when you invest.

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year.

There are a number of plans and special discounts which can decrease or eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES
The initial sales charge is deducted directly from the money you invest. As the following table shows, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. Shareholders of the former J.P. Morgan U.S. Equity Fund - Advisor Series who received their Class A Shares as a result of a fund reorganization in September 2001, will not pay sales loads on subsequent purchases of Class A Shares in the U.S. Equity Fund or any other JPMorgan Fund into which such shareholders may subsequently exchange.

TOTAL SALES CHARGE

                                AS % OF THE             AS %
                                OFFERING                OF NET
 AMOUNT OF                      PRICE                   AMOUNT
 INVESTMENT                     PER SHARE               INVESTED
-------------------------------------------------------------------
 LESS THAN $100,000             5.75                    6.10
-------------------------------------------------------------------
 $100,000 BUT UNDER $250,000    3.75                    3.90
-------------------------------------------------------------------
 $250,000 BUT UNDER $500,000    2.50                    2.56
-------------------------------------------------------------------
 $500,000 BUT UNDER
 $1 MILLION                     2.00                    2.04
-------------------------------------------------------------------

There is no sales charge for investments of $1 million or more.

CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.

 YEAR                DEFERRED SALES CHARGE
-------------------------------------------
 1                   5%
-------------------------------------------
 2                   4%
-------------------------------------------
 3                   3%
-------------------------------------------
 4                   3%
-------------------------------------------
 5                   2%
-------------------------------------------
 6                   1%
-------------------------------------------
 7                   NONE
-------------------------------------------
 8                   NONE
-------------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

CLASS C SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

Like Class B Shares, Class C Shares have higher combined distribution and service fees. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B Shares.

GENERAL

The Funds have adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A Shares and up to 0.75% of the average daily net assets attributed to Class B Shares and Class C Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?
Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, Class B Shares may be the most economical choice.

Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A Shares are the most economical choice.

If you plan to buy less than $100,000 of shares, Class B Shares or Class C Shares will generally be the most economical choice.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for each Fund.

Your investment representative may be able to advise you about the best class of shares for you.

BUYING FUND SHARES

You can buy shares in three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See Shareholder Services for details.

GENERAL
Whether you choose Class A, Class B or Class C Shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your order. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
--------------------------------------------------------------------------------
 THE JPMORGAN FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
 1-800-348-4782
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS

 TYPE OF                        INITIAL           ADDITIONAL
 ACCOUNT                        INVESTMENT        INVESTMENTS
---------------------------------------------------------------
 REGULAR ACCOUNT                $ 2,500            $ 100
---------------------------------------------------------------
 SYSTEMATIC INVESTMENT
 PLAN(1)                        $ 1,000            $ 100
---------------------------------------------------------------
 IRAS                           $ 1,000            $ 100
---------------------------------------------------------------
 SEP-IRAS                       $ 1,000            $ 100
---------------------------------------------------------------
 EDUCATION IRAS                 $   500            $ 100
---------------------------------------------------------------

(1) FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

The Funds will not issue certificates for Class A, Class B or Class C shares.

SELLING FUND SHARES

You can sell your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of Funds worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL
You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, in proper form, less any applicable sales charges.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Funds will make available to you the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds' shares you want to exchange. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange money from one JPMorgan account to another of the same class. See Shareholder Services for details.

GENERAL
If you exchange Class B Shares of a Fund for Class B Shares of another JPMorgan Fund, or Class C Shares for Class C Shares, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administrative fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expense from any sales request if the Funds take reasonable precautions. The applicable Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Balanced, Core Equity, Disciplined Equity, Equity Growth, Equity Income, Growth and Income and U.S. Equity Funds generally distribute any net investment income at least quarterly. The Capital Growth, Dynamic Small Cap, Mid Cap Growth, Mid Cap Value, Small Cap Equity, Small Cap Growth and Value Opportunities Funds generally distribute any net investment income at least annually.

You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also choose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE
You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B Shares or Class C Shares on which you have paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge but, you must buy the Class A Shares within 90 days of selling the Class B or Class C Shares.

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help the Funds manage risk.

==================================================================================================================================
POTENTIAL RISKS                            POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
-  When a Fund buys securities before      -  The Funds can take advantage of         -  The Funds segregate liquid assets to
   issue or for delayed delivery, it          attractive transaction opportunities       offset leverage risks
   could be exposed to leverage risk if
   it does not segregate liquid assets

SHORT-TERM TRADING
-  Increased trading could raise a         -  The Funds could realize gains in a      -  The Funds generally avoid short-term
   Fund's brokerage and related costs         short period of time                       trading, except to take advantage of
-  Increased short-term capital gains      -  The Funds could protect against losses     attractive or unexpected opportunities or
   distributions could raise                  if a stock is overvalued and its value     to meet demands generated by shareholder
   shareholders' income tax liability         later falls                                activity

DERIVATIVES
-  Derivatives such as futures,            -  Hedges that correlate well with         -  The Funds use derivatives for hedging and
   options, swaps, and forward foreign        underlying positions can reduce or         for risk management (i.e., to establish or
   currency contracts(1) that are used        eliminate losses at low cost               adjust exposure to particular securities,
   for hedging the portfolio or specific   -  A Fund could make money and protect        markets or currencies); risk management
   securities may not fully offset the        against losses if management's             may include management of a Fund's
   underlying positions and this could        analysis proves correct                    exposure relative to its benchmark.
   result in losses to a Fund that would   -  Derivatives that involve leverage          Certain Funds may also use derivatives to
   not have otherwise occurred                could generate substantial gains at        increase the Fund's gain
-  Derivatives used for risk management       low cost                                -  A Fund only establishes hedges that it
   or to increase a Fund's gain may not                                                  expects will be highly correlated with
   have the intended effects and may                                                     underlying positions
   result in losses or missed                                                         -  While the Funds may use derivatives that
   opportunities                                                                         incidentally involve leverage, they do not
-  The counterparty to a derivatives                                                     use them for the specific purpose of
   contract could default                                                                leveraging their portfolio
-  Derivatives that involve leverage
   could magnify losses
-  Certain types of derivatives involve
   costs to a Fund which can reduce
   returns
-  Derivatives may, for tax purposes,
   affect the character of gain and loss
   realized by a Fund, accelerate
   recognition of income to a Fund,
   affect the holding period of a Fund's
   assets, and defer recognition of
   certain of a Fund's losses
----------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

==================================================================================================================================
POTENTIAL RISKS                            POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
-  When a Fund lends a security, there     -  The Funds may enhance income through    -  Each adviser maintains a list of approved
   is a risk that the loaned securities       the investment of the collateral           borrowers
   may not be returned if the borrower        received from the borrower              -  The Funds receive collateral equal to at
   or the lending agent defaults                                                         least 100% of the current value of the
-  The collateral will be subject to the                                                 securities loaned plus accrued interest
   risks of the securities in which it                                                -  The lending agents indemnify the Funds
   is invested                                                                           against borrower default
                                                                                      -  Each adviser's collateral investment
                                                                                         guidelines limit the quality and duration
                                                                                         of collateral investment to minimize
                                                                                         losses
                                                                                      -  Upon recall, the borrower must return the
                                                                                         securities loaned within the normal
                                                                                         settlement period

MARKET CONDITIONS
-  Each Fund's share price and             -  Stocks have generally outperformed      -  Under normal circumstances each Fund plans
   performance will fluctuate in response     more stable investments (such as           to remain fully invested in accordance
   to stock and/or bond market movements      bonds and cash equivalents) over the       with its policies. Equity investments may
-  Adverse market conditions may from         long term                                  include common stocks, convertible
   time to time cause a Fund to take       -  With respect to the Diversified and        securities, preferred stocks, depositary
   temporary defensive positions that         Balanced Funds, a diversified,             receipts, (such as ADRs and EDRs), trust
   are inconsistent with its principal        balanced portfolio should mitigate         or partnership interests, warrants, rights
   investment strategies and may hinder       the effects of wide market                 and investment company securities
   the Fund from achieving its investment     fluctuations, especially when stock     -  Each Fund seeks to limit risk and enhance
   objective                                  and bond prices move in different          performance through active management
                                              directions                                 and/or diversification
                                                                                      -  During severe market downturns, each Fund
                                                                                         has the option of investing up to 100% of
                                                                                         assets in high quality short-term
                                                                                         instruments

MANAGEMENT CHOICES
-  A Fund could underperform its           -  A Fund could outperform its benchmark   -  The advisers focus their active management
   benchmark due to its securities and        due to these same choices                  on securities selection, the area where
   asset allocation choices                                                              they believe their commitment to research
                                                                                         can most enhance returns

FOREIGN INVESTMENTS
-  Currency exchange rate movements        -  Favorable exchange rate movements       -  The Funds anticipate that total foreign
   could reduce gains or create losses        could generate gains or reduce losses      investments will not exceed 20% of total
-  A Fund could lose money because of      -  Foreign investments, which represent       assets (30% for Diversified Fund, 30% for
   foreign government actions, political      a major portion of the world's             Equity Growth Fund and 10% for Small Cap
   instability or lack of adequate and        securities, offer attractive               Growth Fund)
   accurate information                       potential performance and               -  The Funds actively manage the currency
-  Currency and investment risks tend         opportunities for diversification          exposure of their foreign investments
   to be higher in emerging markets;       -  Emerging markets can offer higher          relative to their benchmarks, and may
   these markets also present higher          returns                                    hedge back into the U.S. dollar from time
   liquidity and valuation risks                                                         to time (see also "Derivatives"); these
                                                                                         currency management techniques may not be
                                                                                         available for certain emerging markets
                                                                                         investments

ILLIQUID HOLDINGS
-  Each Fund could have difficulty         -  These holdings may offer more           -  No Fund may invest more than 15% of net
   valuing these holdings precisely           attractive yields or potential growth      assets in illiquid holdings
-  Each Fund could be unable to sell          than comparable widely traded           -  To maintain adequate liquidity to meet
   these holdings at the time or price        securities                                 redemptions, each Fund may hold high
   it desires                                                                            quality short-term securities (including
                                                                                         repurchase agreements and reverse
                                                                                         repurchase agreements) and, for temporary
                                                                                         or extraordinary purposes, may borrow from
                                                                                         banks up to 33 1/3% of the value of its
                                                                                         total assets or draw on a line of credit
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

This information for the Value Opportunities Fund has been audited by Johnson Lambert & Co. whose reports, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.

All other information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN BALANCED FUND^

                                                                CLASS A~                           CLASS B     CLASS C
                                                  ---------------------------------------------   ---------   ---------
                                                         YEAR       YEAR       YEAR   10/16/98*   02/16/01*   02/16/01*
                                                        ENDED      ENDED      ENDED     THROUGH     THROUGH     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   12/31/00   12/31/99    12/31/98    12/31/01    12/31/01
-----------------------------------------------------------------------------------------------   ---------   ---------
Net asset value, beginning of period                 $  30.23   $  38.46   $  34.51   $   31.87   $   29.69   $   29.69
-----------------------------------------------------------------------------------------------   ---------   ---------
  Income from investment operations:
    Net investment income                                0.47@      0.76@      0.70@       0.10        0.24@       0.24@
    Net gains or losses in securities
      (both realized and unrealized)                    (2.29)     (1.96)      4.05        3.95       (1.69)      (1.69)
                                                     --------   --------   --------   ---------   ---------   ---------

    Total from investment operations                    (1.82)     (1.20)      4.75        4.05       (1.45)      (1.45)
  Distributions to shareholders from:
    Dividends from net investment income                 0.32       1.28       0.61        0.16        0.20        0.20
    Distributions from capital gains                     0.65       5.75       0.19        1.25        0.65        0.65
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                    0.97       7.03       0.80        1.41        0.85        0.85
-----------------------------------------------------------------------------------------------   ---------   ---------
Net asset value, end of period                       $  27.44   $  30.23   $  38.46   $   34.51   $   27.39   $   27.39
-----------------------------------------------------------------------------------------------   ---------   ---------

TOTAL RETURN(1)                                         (5.92%)    (2.80%)    13.94%      12.78%      (4.79%)     (4.80%)
===============================================================================================   =========   =========

RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------   ---------   ---------
Net assets, end of period (millions)                 $     71   $      2   $      2   $       1   $      19   $       1
-----------------------------------------------------------------------------------------------   ---------   ---------

RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------   ---------   ---------
   Net expenses                                          1.25%      1.25%      1.25%       1.25%       1.93%       1.93%
-----------------------------------------------------------------------------------------------   ---------   ---------
   Net investment income                                 1.68%      1.99%      1.94%       1.84%       1.00%       1.00%
-----------------------------------------------------------------------------------------------   ---------   ---------
  Expenses without waivers, reimbursements
    and earnings credits                                 1.57%      2.75%      3.34%     107.16%       2.07%       2.07%
-----------------------------------------------------------------------------------------------   ---------   ---------
  Net investment income without waivers,
    reimbursements and earnings credits                  1.36%      0.49%     (0.15%)   (104.07%)      0.86%       0.86%
-----------------------------------------------------------------------------------------------   ---------   ---------
Portfolio turnover rate                                   166%       134%        45%         58%        166%        166%
-----------------------------------------------------------------------------------------------   ---------   ---------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^  Formerly Chase Balanced Fund.
 ~  Formerly Investor Shares.
 *  Commencement of offering of class of shares.
 @  Calculated based upon average shares outstanding.
 #  Short periods have been annualized.

JPMORGAN CAPITAL GROWTH FUND^

                                                                                 CLASS A
                                                     ------------------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR        YEAR        YEAR
                                                      THROUGH      ENDED      ENDED       ENDED       ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  35.37   $  47.91   $  42.85   $   41.22   $   46.76   $   41.60
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.03)     (0.19)@    (0.14)@     (0.20)@     (0.12)      (0.02)@
    Net gains or losses in securities
      (both realized and unrealized)                     4.76      (6.87)     10.11        5.75       (0.52)      10.13
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                     4.73      (7.06)      9.97        5.55       (0.64)      10.11

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --        0.15
    Distributions from capital gains                       --       5.48       4.91        3.92        4.90        4.80
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --       5.48       4.91        3.92        4.90        4.95
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  40.10   $  35.37   $  47.91   $   42.85   $   41.22   $   46.76
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         13.37%    (15.86%)    25.81%      14.30%      (1.60%)     26.47%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                 $    495   $    426   $    523   $     577   $     728   $     839
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                           1.35%      1.35%      1.35%       1.30%       1.27%       1.31%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.40%)    (0.47%)    (0.32%)     (0.48%)     (0.24%)     (0.05%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.35%      1.37%      1.35%       1.30%       1.27%       1.31%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without waivers
    and reimbursements                                  (0.40%)    (0.49%)    (0.32%)     (0.48%)     (0.24%)     (0.05%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(A)                                  2%        43%        66%         86%        104%         67%
-----------------------------------------------------------------------------------------------------------------------

 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end sales load. ^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
 #  Short periods have been annualized.

                                                                                 CLASS B
                                                    -------------------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR        YEAR        YEAR
                                                      THROUGH      ENDED      ENDED       ENDED       ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  33.75   $  46.20   $  41.67   $   40.38   $   46.11   $   41.21
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.06)     (0.38)@    (0.35)@     (0.40)@     (0.29)      (0.23)@
    Net gains or losses in securities
      (both realized and unrealized)                     4.55      (6.59)      9.79        5.61       (0.54)      10.01
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                     4.49      (6.97)      9.44        5.21       (0.83)       9.78

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --        0.08
    Distributions from capital gains                       --       5.48       4.91        3.92        4.90        4.80
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --       5.48       4.91        3.92        4.90        4.88
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  38.24   $  33.75   $  46.20   $   41.67   $   40.38   $   46.11
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         13.30%    (16.30%)    25.21%      13.71%      (2.08%)     25.85%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                 $    170   $    164   $    318   $     338   $     405   $     422
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                           1.85%      1.85%      1.85%       1.80%       1.77%       1.81%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.93%)    (0.97%)    (0.82%)     (0.98%)     (0.74%)     (0.56%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.85%      1.87%      1.85%       1.80%       1.77%       1.81%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without waivers
    and reimbursements                                  (0.93%)    (0.99%)    (0.82%)     (0.98%)     (0.74%)     (0.56%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(A)                                  2%        43%        66%         86%        104%         67%
-----------------------------------------------------------------------------------------------------------------------

 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
 ^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
 #  Short periods have been annualized.

                                                                            CLASS C
                                                    ----------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR    01/02/98**
                                                      THROUGH      ENDED      ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  33.38   $  45.76   $  41.31   $   40.03   $   42.81
--------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.05)     (0.37)@    (0.35)@     (0.39)@     (0.09)
    Net gains or losses in securities
      (both realized and unrealized)                     4.49      (6.53)      9.71        5.59       (2.69)
                                                     --------   --------   --------   ---------   ---------
    Total from investment operations                     4.44      (6.90)      9.36        5.20       (2.78)
--------------------------------------------------------------------------------------------------------------

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --
    Distributions from capital gains                       --       5.48       4.91        3.92          --
                                                     --------   --------   --------   ---------   ---------
    Total dividends and distributions                      --       5.48       4.91        3.92          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  37.82   $  33.38   $  45.76   $   41.31   $   40.03
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         13.30%    (16.30%)    25.25%      13.81%      (6.49%)
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $      5   $      4   $      5   $       6   $       4
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------
  Net Expenses                                           1.85%      1.85%      1.85%       1.80%       1.73%
--------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.91%)    (0.97%)    (0.82%)     (0.97%)     (0.59%)
--------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.85%      1.87%      1.85%       1.80%       1.73%
--------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without waivers
    and reimbursements                                  (0.91%)    (0.99%)    (0.82%)     (0.97%)     (0.59%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(A)                                  2%        43%        66%         86%        104%
--------------------------------------------------------------------------------------------------------------

 ** Commencement of offering class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
  ^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
  # Short periods have been annualized.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN CORE EQUITY FUND^

                                                                     CLASS A**                     CLASS B     CLASS C
                                                    -------------------------------------------   ---------   ---------
                                                                                      09/10/98*   02/16/01*   02/16/01*
                                                               YEAR ENDED               THROUGH     THROUGH     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   12/31/00   12/31/99    12/31/98    12/31/01    12/31/01
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  26.30   $  32.19   $  26.52   $   21.49   $   25.46   $   25.46
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.04)@    (0.05)     (0.05)@        --       (0.19)@     (0.19)@
    Net gains or losses in securities
    (both realized and unrealized)                      (3.75)     (3.96)      6.28        6.22       (2.90)      (2.89)
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                    (3.79)     (4.01)      6.23        6.22       (3.09)      (3.08)

  Distributions to shareholders from:
    Dividends from net investment income                   --         --       0.01        0.02          --          --
    Distributions from capital gains                       --       1.88       0.55        1.17          --          --
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --       1.88       0.56        1.19          --          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  22.51   $  26.30   $  32.19   $   26.52   $   22.37   $   22.38
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        (14.41%)   (12.19%)    23.59%      29.08%     (12.14%)    (12.10%)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                 $     25   $      9   $      6   $       1   $      20   $       7
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net expenses                                           1.27%      1.24%      1.24%       1.23%       2.01%       2.01%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.19%)    (0.25%)    (0.13%)     (0.03%)     (0.94%)     (0.94%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.58%      1.80%      3.02%     140.46%       2.07%       2.08%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers
    and reimbursements                                  (0.50%)    (0.81%)    (1.89%)   (139.26%)     (1.00%)     (1.01%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%        37%        11%~        32%         40%         40%
-----------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^  Formerly Chase Core Equity Fund.
**  Formerly Investor Shares.
 *  Commencement of offering of class of shares.
 @  Calculated based upon average shares outstanding.
 #  Short periods have been annualized.
 ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all of the Fund's investable assets were invested in Core Equity Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

JPMORGAN DISCIPLINED EQUITY FUND

                                                                                                CLASS A         CLASS B
                                                                                              ---------       ---------
                                                                                              09/28/01*        09/28/01*
                                                                                                THROUGH         THROUGH
PER SHARE OPERATING PERFORMANCE:                                                               12/31/01        12/31/01
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                          $   12.85       $   12.85
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                                          0.01@             --@
    Net gains or losses in securities (both realized and unrealized)                               1.39            1.40
                                                                                              ---------       ---------
    Total from investment operations                                                               1.40            1.40
  Distributions to shareholders from:
    Dividends from net investment income                                                           0.08            0.07
    Distributions from capital gains                                                                 --              --
                                                                                              ---------       ---------
    Total dividends and distributions                                                              0.08            0.07
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $   14.17       $   14.18
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                                                   10.93%          10.86%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                                          $       2       $      --+
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net expenses                                                                                     0.95%           1.45%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                                                            0.42%          (0.12%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers, reimbursements and earnings credits                                   11.02%!!        11.52%!!
-----------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers, reimbursements and earnings credits                      (9.65%)!!      (10.19%)!!
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                              33%             33%
-----------------------------------------------------------------------------------------------------------------------

 *  Commencement of offering of class of shares.
 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
 +  Amounts round to less than one million.
 #  Short periods have been annualized.
!! Due to the size of the net assets and fixed expenses, ratios may appear disproportionate with other classes.

JPMORGAN DYNAMIC SMALL CAP FUND^

                                                                                 CLASS A
                                                     ------------------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR        YEAR   05/19/97*
                                                      THROUGH      ENDED      ENDED       ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  14.21   $  24.54   $  15.98   $   12.79   $   13.85   $   10.00
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                        (0.03)     (0.24)     (0.22)@     (0.15)      (0.09)      (0.04)
    Net gains or losses in securities
     (both realized and unrealized)                      1.54      (6.71)      8.78        3.34       (0.97)       3.89
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                     1.51      (6.95)      8.56        3.19       (1.06)       3.85

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --          --
    Distributions from capital gains                       --      (3.38)        --          --          --          --
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --      (3.38)        --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  15.72   $  14.21   $  24.54   $   15.98   $   12.79   $   13.85
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         10.63%    (30.60%)    53.57%      24.94%      (7.65%)     38.50%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $    125   $    120   $    154   $      78   $      62   $      43
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                           1.50%      1.50%      1.50%       1.49%       1.50%       1.49%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                          (1.21%)    (1.13%)    (0.99%)     (0.95%)     (0.91%)     (1.16%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers, reimbursements
    and earnings credits                                 1.63%      1.64%      1.76%       1.89%       1.83%       2.38%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without
    waivers, reimbursements and earnings credits        (1.34%)    (1.27%)    (1.25%)     (1.35%)     (1.24%)     (2.05%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8%        57%        87%         92%         68%          7%
-----------------------------------------------------------------------------------------------------------------------

 *  Commencement of operations.
 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.
 #  Short periods have been annualized.

                                                                                CLASS B
                                                     ------------------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR        YEAR   05/19/97*
                                                      THROUGH      ENDED      ENDED       ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  13.72   $  23.96   $  15.71   $   12.67   $   13.81   $   10.00
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                        (0.04)     (0.23)     (0.40)@     (0.27)      (0.17)      (0.06)
    Net gains or losses in securities
     (both realized and unrealized)                      1.48      (6.63)      8.65        3.31       (0.97)       3.87
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                     1.44      (6.86)      8.25        3.04       (1.14)       3.81

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --          --
    Distributions from capital gains                       --      (3.38)        --          --          --          --
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --      (3.38)        --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  15.16   $  13.72   $  23.96   $   15.71   $   12.67   $   13.81
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         10.50%    (31.02%)    52.51%      23.99%      (8.25%)     38.10%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $     72   $     67   $    110   $      66   $      57   $      38
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                           2.12%      2.13%      2.20%       2.23%       2.24%       2.24%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                          (1.83%)    (1.75%)    (1.69%)     (1.69%)     (1.65%)     (1.93%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers, reimbursements and
    earnings credits                                     2.12%      2.14%      2.26%       2.39%       2.33%       2.88%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without waivers,
    reimbursements and earnings credits                 (1.83%)    (1.76%)    (1.75%)     (1.85%)     (1.74%)     (2.57%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8%        57%        87%         92%         68%          7%
-----------------------------------------------------------------------------------------------------------------------

 *  Commencement of operations.
 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.
 #  Short periods have been annualized.

                                                                                 CLASS C
                                                     ------------------------------------------------------------------
                                                                11/01/01       YEAR        YEAR        YEAR   01/07/98**
                                                                 THROUGH      ENDED       ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE                                 12/31/01   10/31/01    10/31/00    10/31/99    10/31/98
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  13.70   $  23.93   $   15.69   $   12.66   $   13.17
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                          (0.04)     (0.23)      (0.35)@     (0.26)      (0.08)
    Net gains or losses in securities
     (both realized and unrealized)                                 1.47      (6.62)       8.59        3.29       (0.43)
                                                                --------   --------   ---------   ---------   ---------
    Total from investment operations                                1.43      (6.85)       8.24        3.03       (0.51)

  Distributions to shareholders from:
    Dividends from net investment income                              --         --          --          --          --
    Distributions from capital gains                                  --       3.38          --          --          --
                                                                --------   --------   ---------   ---------   ---------
    Total dividends and distributions                                 --       3.38          --          --          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  15.13   $  13.70   $   23.93   $   15.69   $   12.66
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                    10.44%    (31.02%)     52.52%      23.93%      (3.87%)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                            $     11   $     10   $      14   $       6   $       5
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                     2.12%      2.13%       2.20%       2.23%       2.24%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income                                           (1.83%)    (1.76%)     (1.69%)     (1.69%)     (1.55%)
-----------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
    earnings credits                                                2.12%      2.14%       2.26%       2.39%       2.29%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers,
    reimbursements and earnings credits                            (1.83%)    (1.77%)     (1.75%)     (1.85%)     (1.60%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                8%        57%         87%         92%         68%
-----------------------------------------------------------------------------------------------------------------------

 **  Commencement of offering class of shares.
  @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load. ^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.
  #  Short periods have been annualized.

JPMORGAN EQUITY GROWTH FUND^

                                                                      CLASS A**                    CLASS B     CLASS C
                                                     ------------------------------------------   ---------   ---------
                                                         YEAR       YEAR       YEAR   08/13/98*   02/16/01*   02/16/01*
                                                        ENDED      ENDED      ENDED     THROUGH     THROUGH     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   12/31/00   12/31/99    12/31/98    12/31/01    12/31/01
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  43.12   $  67.85   $  52.30   $   45.57   $   41.84   $   41.84
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.18)@    (0.42)@    (0.29)@     (0.02)      (0.36)@     (0.37)@
    Net gains or losses in securities
      (both realized and unrealized)                    (8.03)    (16.14)     16.75        8.53       (6.76)      (6.79)
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                    (8.21)    (16.56)     16.46        8.51       (7.12)      (7.16)

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --          --
    Distributions from capital gains                     3.04       8.17       0.91        1.78        3.04        3.04
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                    3.04       8.17       0.91        1.78        3.04        3.04
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  31.87   $  43.12   $  67.85   $   52.30   $   31.68   $   31.64
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        (19.06%)   (23.85%)    31.54%      18.80%     (17.07%)    (17.17%)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                 $     32   $     24   $     15   $       1   $      15   $       2
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net expenses                                           1.24%      1.24%      1.24%       1.25%       1.99%       1.99%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.50%)    (0.65%)    (0.48%)     (0.19%)     (1.24%)     (1.25%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.58%      1.64%      2.34%       5.88%       2.10%       2.10%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers and
   reimbursements                                       (0.84%)    (1.05%)    (1.58%)      4.82%      (1.35%)     (1.36%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    98%        58%        15%~        35%         98%         98%
-----------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^  Formerly Chase Equity Growth Fund.
 *  Commencement of offering of class of shares.
**  Formerly Investor Shares.
 @  Calculated based upon average shares outstanding.
 #  Short periods have been annualized.
 ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all of the Fund's investable assets were invested in Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

JPMORGAN EQUITY INCOME FUND^

                                                             CLASS A~                     CLASS B      CLASS C
                                         --------------------------------------------   ---------    ---------
                                               YEAR       YEAR       YEAR   08/24/98*   02/16/01*    02/16/01*
                                              ENDED      ENDED      ENDED     THROUGH     THROUGH      THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01   12/31/00   12/31/99    12/31/98    12/31/01     12/31/01
-------------------------------------------------------------------------------------   ---------    ---------
Net asset value, beginning of period     $    35.35   $  49.83   $  46.23   $   40.49   $   34.41    $   34.41
-------------------------------------------------------------------------------------   ---------    ---------
   Income from investment operations:
     Net investment income                     0.10@      0.17@      0.20@       0.06       (0.06)@      (0.05)@
     Net gains or losses in securities
       (both realized and unrealized)         (4.62)     (2.66)      5.63        5.89       (3.64)       (3.66)
                                         ----------   --------   --------   ---------   ---------    ---------
     Total from investment operations         (4.52)     (2.49)      5.83        5.95       (3.70)       (3.71)
   Distributions to shareholders from:
     Dividends from net investment
       income                                  0.09       0.18       0.23        0.07          --           --
     Distributions from capital gains          0.17      11.81       2.00        0.14        0.17         0.17
                                         ----------   --------   --------   ---------   ---------    ---------
     Total dividends and distributions         0.26      11.99       2.23        0.21        0.17         0.17
-------------------------------------------------------------------------------------   ---------    ---------
Net asset value, end of period           $    30.57   $  35.35   $  49.83   $   46.23   $   30.54    $   30.53
-------------------------------------------------------------------------------------   ---------    ---------
TOTAL RETURN(1)                              (12.76%)    (4.09%)    12.70%      14.70%     (10.74%)     (10.76%)
=====================================================================================   ======================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------   ---------    ---------
Net assets, end of period (millions)     $       28   $      5   $      4   $       1   $      14    $       4
-------------------------------------------------------------------------------------   ---------    ---------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------   ---------    ---------
   Net expenses                                1.25%      1.25%      1.24%       1.18%       1.75%        1.75%
-------------------------------------------------------------------------------------   ---------    ---------
   Net investment income                       0.30%      0.34%      0.42%       0.57%      (0.20%)      (0.20%)
-------------------------------------------------------------------------------------   ---------    ---------
   Expenses without waivers,
     reimbursements and earnings
     credits                                   1.55%      1.94%      3.33%      37.61%       2.06%        2.06%
-------------------------------------------------------------------------------------   ---------    ---------
   Net investment income without
     waivers, reimbursements and
     earnings credits                          0.00%     (0.35%)    (1.67%)    (35.86%)     (0.51%)      (0.51%)
-------------------------------------------------------------------------------------   ---------    ---------
Portfolio turnover rate                           4%        15%        16%          3%          4%           4%
-------------------------------------------------------------------------------------   ---------    ---------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
^    Formerly Chase Equity Income Fund.
~    Formerly Investor Shares.
*    Commencement of offering of class of shares.
@    Calculated based upon average shares outstanding.
#    Short periods have been annualized.

JPMORGAN GROWTH AND INCOME FUND^

                                                                        CLASS A
                                         ---------------------------------------------------------------------
                                           11/01/01       YEAR       YEAR        YEAR        YEAR         YEAR
                                            THROUGH      ENDED      ENDED       ENDED       ENDED        ENDED
PER SHARE OPERATING PERFORMANCE            12/31/01   10/31/01   10/31/00    10/31/99    10/31/98     10/31/97
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    26.95   $  40.71   $  43.65   $   43.24   $   46.21    $   39.21
--------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                     0.03       0.19       0.09@       0.18@       0.19@        0.35@
     Net gains or losses in securities
       (both realized and unrealized)          1.88      (8.04)      3.31        5.07        3.59        10.18
                                         ----------   --------   --------   ---------   ---------    ---------
     Total from investment operations          1.91      (7.85)      3.40        5.25        3.78        10.53
   Distributions to shareholders from:
     Dividends from net investment
       income                                  0.03       0.21       0.03        0.17        0.19         0.38
     Distributions from capital gains            --       5.70       6.31        4.67        6.56         3.15
                                         ----------   --------   --------   ---------   ---------    ---------
     Total dividends and distributions         0.03       5.91       6.34        4.84        6.75         3.53
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    28.83   $  26.95   $  40.71   $   43.65   $   43.24    $   46.21
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                7.09%    (21.50%)     8.88%      12.82%       9.09%       28.84%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $      876   $    833   $  1,131   $   1,385   $   1,499    $   1,497
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------
   Net Expenses                                1.30%      1.30%      1.30%       1.26%       1.25%        1.27%
--------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                0.62%      0.59%      0.23%       0.41%       0.44%        0.82%
--------------------------------------------------------------------------------------------------------------
   Expenses without waivers and
     reimbursements                            1.30%      1.32%      1.30%       1.26%       1.25%        1.27%
--------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers and reimbursements                0.62%      0.57%      0.23%       0.41%       0.44%        0.82%
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover~                               0%        12%        30%        125%        113%          62%
--------------------------------------------------------------------------------------------------------------

 @   Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end sales load.
 ^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.
 #   Short periods have been annualized.
 ~ The percentages reflect the portfolio turnover of The Growth and Income Portfolio, of which the Fund invested all of its investable assets.

                                                                        CLASS B
                                         ---------------------------------------------------------------------
                                           11/01/01       YEAR       YEAR        YEAR        YEAR         YEAR
                                            THROUGH      ENDED      ENDED       ENDED       ENDED        ENDED
PER SHARE OPERATING PERFORMANCE            12/31/01   10/31/01   10/31/00    10/31/99    10/31/98     10/31/97
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    26.48   $  40.09   $  43.25   $   42.92   $   45.96    $   39.02
--------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                     0.01       0.02      (0.11)@     (0.04)@     (0.02)@       0.13@
     Net gains or losses in securities
     (both realized and unrealized)            1.83      (7.89)      3.26        5.04        3.54        10.13
                                         ----------   --------   --------   ---------   ---------    ---------
     Total from investment operations          1.84      (7.87)      3.15        5.00        3.52        10.26
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --       0.04         --          --          --         0.17
     Distributions from capital gains            --       5.70       6.31        4.67        6.56         3.15
                                         ----------   --------   --------   ---------   ---------    ---------
     Total dividends and distributions           --       5.74       6.31        4.67        6.56         3.32
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    28.32   $  26.48   $  40.09   $   43.25   $   42.92    $   45.96
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                6.95%    (21.90%)     8.32%      12.29%       8.52%       28.20%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $      180   $    185   $    409   $     528   $     542    $     489
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------
   Net Expenses                                1.80%      1.80%      1.80%       1.76%       1.75%        1.77%
--------------------------------------------------------------------------------------------------------------
   Net investment income                       0.12%      0.10%     (0.27%)     (0.09%)     (0.06%)       0.31%
--------------------------------------------------------------------------------------------------------------
   Expenses without waivers and
     reimbursements                            1.80%      1.82%      1.80%       1.76%       1.75%        1.77%
--------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers and reimbursements                0.12%      0.08%     (0.27%)     (0.09%)     (0.06%)       0.31%
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover~                               0%        12%        30%        125%        113%          62%
--------------------------------------------------------------------------------------------------------------

@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.
~ The percentages reflect the portfolio turnover of The Growth and Income Portfolio, of which the Fund invested all of its investable assets.

                                                                  CLASS C
                                         --------------------------------------------------------
                                           11/01/01       YEAR       YEAR        YEAR   01/02/98**
                                            THROUGH      ENDED      ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01   10/31/01   10/31/00    10/31/99    10/31/98
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    25.68   $  39.10   $  42.34   $   42.13   $   41.64
-------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                     0.01       0.05      (0.11)@     (0.03)@     (0.02)@
     Net gains or losses in securities
       (both realized and unrealized)          1.78      (7.70)      3.18        4.94        0.68
                                         ----------   --------   --------   ---------   ---------
     Total from investment operations          1.79      (7.65)      3.07        4.91        0.66
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --       0.07         --        0.03        0.09
     Distributions from capital gains            --       5.70       6.31        4.67        0.08
                                         ----------   --------   --------   ---------   ---------
     Total dividends and distributions           --       5.77       6.31        4.70        0.17
-------------------------------------------------------------------------------------------------
Net asset value, end of period           $    27.47   $  25.68   $  39.10   $   42.34   $   42.13
-------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                6.97%   (21.89%)      8.31%      12.29%       1.55%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $        7   $      7   $      9   $      10   $       5
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------
   Net Expenses                                1.80%      1.80%      1.80%       1.76%       1.72%
-------------------------------------------------------------------------------------------------
   Net investment income                       0.12%      0.09%     (0.27%)     (0.07%)     (0.05%)
-------------------------------------------------------------------------------------------------
   Expenses without waivers and
     reimbursements                            1.80%      1.82%      1.80%       1.76%       1.72%
-------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers and reimbursements                0.12%      0.07%     (0.27%)     (0.07%)     (0.05%)
-------------------------------------------------------------------------------------------------
Portfolio Turnover~                               0%        12%        30%        125%        113%
-------------------------------------------------------------------------------------------------

**   Commencement of offering class of shares.
 @   Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
 ^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.
 #   Short periods have been annualized.
 ~ The percentages reflect the portfolio turnover of The Growth and Income Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN MID CAP GROWTH FUND^

                                                     CLASS A                                CLASS B
                                         ----------------------------------   ---------------------------------
                                           10/01/01   10/01/00   10/29/99**   10/01/01   10/01/00    10/29/99**
                                            THROUGH    THROUGH      THROUGH    THROUGH    THROUGH       THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01   09/30/01     09/30/00   12/31/01   09/30/01      09/30/00
---------------------------------------------------------------------------   ---------------------------------
Net asset value, beginning of period     $     4.27   $  12.51   $    10.00   $   4.22   $  12.43    $    10.00
---------------------------------------------------------------------------   ---------------------------------
   Income from investment operations:
     Net investment income                    (0.01)     (0.02)@      (0.09)     (0.02)     (0.07)@       (0.17)
     Net gains or losses in securities
       (both realized and unrealized)          0.80      (8.06)        2.60       0.79      (7.98)         2.60
                                         ----------   --------   ----------   --------   --------    ----------
     Total from investment operations          0.79      (8.08)        2.51       0.77      (8.05)         2.43
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --         --           --         --         --            --
     Distribution from capital gains             --       0.16           --         --       0.16            --
                                         ----------   --------   ----------   --------   --------    ----------
     Total dividends and distributions           --       0.16           --         --       0.16            --
---------------------------------------------------------------------------   ---------------------------------
Net asset value, end of period           $     5.06   $   4.27   $    12.51   $   4.99   $   4.22    $    12.43
---------------------------------------------------------------------------   ---------------------------------
TOTAL RETURN                                  18.50%    (65.10%)      25.12%     18.25%    (65.30%)       24.31%
===========================================================================   =================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------   ---------------------------------
Net assets, end of period (millions)     $      101   $     94   $       33   $      5   $      6    $       25
---------------------------------------------------------------------------   ---------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------   ---------------------------------
   Net expenses                                1.35%      1.30%        1.16%      2.05%      2.00%         1.86%
---------------------------------------------------------------------------   ---------------------------------
   Net investment income                      (0.84%)    (0.54%)      (0.68%)    (1.53%)    (1.22%)       (1.38%)
---------------------------------------------------------------------------   ---------------------------------
   Expenses without waivers and
     reimbursements                            1.35%      1.30%        1.20%      2.05%      2.00%         1.91%
---------------------------------------------------------------------------   ---------------------------------
   Net investment income without
     waivers and reimbursements               (0.84%)    (0.54%)      (0.72%)    (1.53%)    (1.22%)       (1.43%)
---------------------------------------------------------------------------   ---------------------------------
Portfolio turnover rate                         135%       159%         147%       135%       159%          147%
---------------------------------------------------------------------------   ---------------------------------

^ Formerly H&Q IPO & Emerging Company Fund. The Fund changed its fiscal year from September 30 to December 31.
**   Commencement of operations.
#    Short periods have been annualized.
@    Calculated based upon average shares outstanding.

JPMORGAN MID CAP VALUE FUND^

                                                CLASS A                  CLASS B                   CLASS C
                                         -----------------------   ---------------------   ----------------------
                                           10/01/01   04/30/01**   10/01/01   04/30/01**   10/01/01    04/30/01**
                                            THROUGH      THROUGH    THROUGH      THROUGH    THROUGH       THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01     09/30/01   12/31/01     09/30/01   12/31/01      09/30/01
----------------------------------------------------------------   ---------------------   ----------------------
Net asset value, beginning of period     $    13.43   $    14.24    $ 13.40   $    14.24    $ 13.41   $     14.24
----------------------------------------------------------------   ---------------------   ----------------------
   Income from investment operations:
     Net investment income                     0.02@        0.04@     (0.01)@         --@     (0.01)@          --@
     Net gains or losses in securities
       (both realized and unrealized)          1.48        (0.85)      1.47        (0.84)      1.48         (0.83)
                                         ----------   ----------    -------   ----------    -------   -----------
     Total from investment operations          1.50        (0.81)      1.46        (0.84)      1.47         (0.83)
   Distributions to shareholders from:
     Dividends from net investment
       income                                  0.08           --       0.05           --       0.04            --
     Distributions from capital gains          0.75           --       0.75           --       0.75            --
                                         ----------   ----------    -------   ----------    -------   -----------
     Total dividends and distributions         0.83           --       0.80           --       0.79            --
----------------------------------------------------------------   ---------------------   ----------------------
Net asset value, end of period           $    14.10   $    13.43    $ 14.06   $    13.40    $ 14.09   $     13.41
----------------------------------------------------------------   ---------------------   ----------------------
TOTAL RETURN                                  11.20%       (5.69%)+   10.94%       (5.90%)+   11.05%        (5.83%)+
================================================================   =====================   ======================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------   ---------------------   ----------------------
Net assets, end of period (millions)     $        5   $        2    $     3   $        1    $     3   $         2
----------------------------------------------------------------   ---------------------   ----------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------   ---------------------   ----------------------
   Net expenses                                1.25%        1.30%      1.99%        2.03%      1.99%         2.04%
----------------------------------------------------------------   ---------------------   ----------------------
   Net investment income                       0.47%        0.71%     (0.27%)       0.01%     (0.30%)        0.03%
----------------------------------------------------------------   ---------------------   ----------------------
   Expenses without waivers,
     reimbursements, and earnings
     credits                                   3.72%       15.30%      4.47%       16.00%      4.48%        15.95%
----------------------------------------------------------------   ---------------------   ----------------------
   Net investment income without
     waivers, reimbursements, and
     earnings credits                         (2.00%)     (13.29%)    (2.75%)     (13.96%)    (2.79%)      (13.88%)
----------------------------------------------------------------   ---------------------   ----------------------
Portfolio turnover rate                          15%          98%        15%         98%         15%           98%
----------------------------------------------------------------   ---------------------   ----------------------

**   Commencement of offering of class of shares.
*    Commencement of operations.
^    The Fund changed its fiscal year end from September 30 to December 31.
@    Calculated based on average shares outstanding.
+    Not annualized.
#    Short periods have been annualized.

JPMORGAN SMALL CAP EQUITY FUND^

                                                                        CLASS A
                                         ----------------------------------------------------------------------
                                           11/01/01        YEAR       YEAR        YEAR        YEAR         YEAR
                                            THROUGH       ENDED      ENDED       ENDED       ENDED        ENDED
PER SHARE OPERATING PERFORMANCE            12/31/01    10/31/01   10/31/00    10/31/99    10/31/98     10/31/97
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    19.64   $   27.89   $  22.77   $   20.40    $  23.57    $   19.19
---------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                    (0.03)@     (0.10)     (0.20)@     (0.13)@     (0.11)       (0.05)
     Net gains or losses in securities
       (both realized and unrealized)          1.92       (4.26)      7.97        2.67       (2.42)        4.72
                                         ----------   ---------   --------   ---------    --------    ---------
     Total from investment operations          1.89       (4.36)      7.77        2.54       (2.53)        4.67
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --          --         --          --          --           --
     Distributions from capital gains            --        3.89       2.65        0.17        0.64         0.29
                                         ----------   ---------   --------   ---------    --------    ---------
     Total dividends and distributions           --        3.89       2.65        0.17        0.64         0.29
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    21.53   $   19.64   $  27.89   $   22.77    $  20.40    $   23.57
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                9.62%     (16.62%)    37.10%      12.49%     (10.93%)      24.61%
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $       71   $      67   $     93   $      98    $    133    $     174
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                1.38%       1.39%      1.44%       1.40%       1.38%        1.45%
---------------------------------------------------------------------------------------------------------------
   Net investment income                      (0.81%)     (0.80%)    (0.77%)     (0.59%)     (0.43%)      (0.23%)
---------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
     reimbursements and earnings
     credits                                   1.38%       1.40%      1.44%       1.40%       1.38%        1.45%
---------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers, reimbursements and
     earnings credits                         (0.81%)     (0.81%)    (0.77%)     (0.59%)     (0.43%)      (0.23%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           6%         47%        75%         92%         74%          55%
---------------------------------------------------------------------------------------------------------------

@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end or sales load.
^ Formerly Chase Vista Small Cap Equity Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.

                                                                        CLASS B
                                         ----------------------------------------------------------------------
                                           11/01/01        YEAR       YEAR        YEAR        YEAR         YEAR
                                            THROUGH       ENDED      ENDED       ENDED       ENDED        ENDED
PER SHARE OPERATING PERFORMANCE            12/31/01    10/31/01   10/31/00    10/31/99    10/31/98     10/31/97
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    18.50   $   26.73   $  22.06   $   19.91    $  23.19    $   19.00
---------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                    (0.05)@     (0.09)     (0.37)@     (0.28)@     (0.31)       (0.27)
     Net gain or losses in securities
       (both realized and unrealized)          1.81       (4.25)      7.69        2.60       (2.33)        4.75
                                         ----------   ---------   --------   ---------    --------    ---------
     Total from investment operations          1.76       (4.34)      7.32        2.32       (2.64)        4.48
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --          --         --          --          --           --
     Distributions from capital gains            --        3.89       2.65        0.17        0.64         0.29
                                         ----------   ---------   --------   ---------    --------    ---------
     Total dividends and distributions           --        3.89       2.65        0.17        0.64         0.29
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    20.26   $   18.50   $  26.73   $   22.06    $  19.91    $   23.19
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                9.51%     (17.37%)    36.17%      11.69%     (11.60%)      23.84%
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $       42   $      39   $     57   $      57    $     80    $     100
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                2.12%       2.13%      2.17%       2.12%       2.10%        2.16%
---------------------------------------------------------------------------------------------------------------
   Net investment income                      (1.55%)     (1.54%)    (1.50%)     (1.31%)     (1.15%)      (0.94%)
---------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
     reimbursements and earnings
     credits                                   2.12%       2.14%      2.17%       2.12%       2.10%        2.16%
---------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers, reimbursements and
     earnings credits                         (1.55%)     (1.55%)    (1.50%)     (1.31%)     (1.15%)      (0.94%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           6%         47%        75%         92%         74%          55%
---------------------------------------------------------------------------------------------------------------

@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
^ Formerly Chase Vista Small Cap Equity Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.

JPMORGAN SMALL CAP GROWTH FUND^

                                                CLASS A                  CLASS B                   CLASS C
                                         -----------------------   ---------------------   ----------------------
                                           10/01/01   04/30/01**   10/01/01   04/30/01**   10/01/01    04/30/01**
                                            THROUGH      THROUGH    THROUGH      THROUGH    THROUGH       THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01     09/30/01   12/31/01     09/30/01   12/31/01      09/30/01
----------------------------------------------------------------   ---------------------   ----------------------
Net asset value, beginning of period     $     6.80   $     9.20   $   6.80   $     9.20   $   6.79    $     9.20
----------------------------------------------------------------   ---------------------   ----------------------
   Income from investment operations:
     Net investment income (loss)             (0.01)       (0.05)@    (0.02)       (0.08)@    (0.01)        (0.08)@
     Net gains or losses in securities
       (both realized and unrealized)          2.46        (2.35)      2.47        (2.32)      2.45         (2.33)
                                         ----------   ----------   --------   ----------   --------    ----------
     Total from investment operations          2.45        (2.40)      2.45        (2.40)      2.44         (2.41)
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --           --         --           --         --            --
     Distributions from capital gains            --           --         --           --         --            --
                                         ----------   ----------   --------   ----------   --------    ----------
     Total distributions                         --           --         --           --         --            --
----------------------------------------------------------------   ---------------------   ----------------------
Net asset value, end of period           $     9.25   $     6.80   $   9.25   $     6.80   $   9.23    $     6.79
----------------------------------------------------------------   ---------------------   ----------------------
TOTAL RETURN                                  36.03%      (26.09%)    36.03%      (26.09%)    35.94%       (26.20%)
================================================================   =====================   ======================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------   ---------------------   ----------------------
Net assets, end of period (millions)     $        -!  $        -!  $      -!  $        -!  $      -!   $        -!
----------------------------------------------------------------   ---------------------   ----------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------   ---------------------   ----------------------
   Net expenses                                1.54%        1.60%      2.35%        2.38%      2.35%         2.35%
----------------------------------------------------------------   ---------------------   ----------------------
   Net investment income                      (1.27%)      (1.37%)    (2.09%)      (2.11%)    (2.11%)       (2.11%)
----------------------------------------------------------------   ---------------------   ----------------------
   Expenses without reimbursements            12.17%       11.04%     12.97%       12.16%     12.97%        10.97%
----------------------------------------------------------------   ---------------------   ----------------------
   Net investment income without
     reimbursements                          (11.90%)     (10.81%)   (12.71%)     (11.89%)   (12.73%)      (10.73%)
----------------------------------------------------------------   ---------------------   ----------------------
Portfolio turnover rate                          25%          71%        25%          71%        25%           71%
----------------------------------------------------------------   ---------------------   ----------------------

**   Commencement of offering of class of shares.
^    The Fund changed its fiscal year end from September 30 to December 31.
@    Calculated based on average shares outstanding.
#    Short periods have been annualized.
!    Amounts round to less than one million.

JPMORGAN U.S. EQUITY FUND

                                                CLASS A^+           CLASS B      CLASS C
                                         -----------------------   ----------------------
                                           06/01/01   09/15/00**   09/10/01*    09/10/01*
                                            THROUGH      THROUGH     THROUGH      THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01     05/31/01    12/31/01     12/31/01
----------------------------------------------------------------   ---------   ----------
Net asset value, beginning of period     $    11.16   $    12.86   $    9.67   $     9.67
----------------------------------------------------------------   ---------   ----------
   Income from investment operations:
     Net investment income                     0.02@        0.03       (0.01)@      (0.01)@
     Net gains or losses in securities
       (both realized and unrealized)         (0.69)       (1.72)       0.79         0.80
                                         ----------   ----------   ---------   ----------
     Total from investment operations         (0.67)       (1.69)       0.78         0.79
   Distributions to shareholders from:
     Dividends from net investment
       income                                  0.02         0.01          --           --
     Distributions from capital gains          0.02           --        0.02         0.02
     Total dividends and distributions         0.04         0.01        0.02         0.02
----------------------------------------------------------------   ---------   ----------
Net asset value, end of period           $    10.45   $    11.16   $   10.43   $    10.44
----------------------------------------------------------------   ---------   ----------
TOTAL RETURN(1)                               (5.96%)     (13.10%)      8.07%        8.18%
================================================================   =========   ==========
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------   ---------   ----------
Net assets, end of period (millions)     $       54   $        3   $      19   $        1
----------------------------------------------------------------   ---------   ----------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------   ---------   ----------
   Net expenses                                1.05%        1.05%       1.75%        1.75%
----------------------------------------------------------------   ---------   ----------
   Net investment income                       0.30%        0.22%      (0.40%)      (0.39%)
----------------------------------------------------------------   ---------   ----------
   Expenses without waivers,
     reimbursements and earnings
     credits                                   1.44%        7.05%       1.85%        1.85%
----------------------------------------------------------------   ---------   ----------
   Net investment income without
     waivers, reimbursements and
     earnings credits                        (0.09%)       (5.78%)     (0.50%)      (0.49%)
----------------------------------------------------------------   ---------   ----------
Portfolio turnover rate -                        48%          81%         48%          48%
----------------------------------------------------------------   ---------   ----------

^ Formerly J.P. Morgan U.S. Equity Fund - Advisor Series. The fund changed its fiscal year end from May 31 to December 31.
+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior period has been restated to reflect the split.
*    Commencement of operations of class of shares.
@    Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
#    Short periods have been annualized.
- Prior to September 10, 2001, USEF invested all of its investible assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

JPMORGAN VALUE OPPORTUNITIES FUND(1)

                                               YEAR         YEAR        YEAR         YEAR       YEAR
                                              ENDED        ENDED       ENDED        ENDED      ENDED
PER SHARE OPERATING PERFORMANCE:           12/31/01     12/31/00    12/31/99     12/31/98   12/31/97
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year       $    28.05   $    28.83   $   30.86   $    26.09   $  20.00
-------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                      .02          .04         .08          .08        .09
     Net realized and unrealized gain
       (loss) on investment                   (4.28)         .10       (1.36)        5.95       7.20
                                         ----------   ----------   ---------   ----------   -----------
     Total from investment operations         (4.26)         .14       (1.28)        6.03       7.29
   Less distributions:
     Dividends (from net investment
       income)                                 (.02)        (.05)       (.08)        (.07)      (.09)
     Distributions (from capital gains)       (2.91)        (.87)       (.67)       (1.19)     (1.11)
                                         ----------   ----------   ---------   ----------   -----------
     Total distributions                      (2.93)        (.92)       (.75)       (1.26)     (1.20)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year             $    20.86   $    28.05   $   28.83   $    30.86   $  26.09
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                              (15.31)%        .65%      (4.15)%      23.22%     36.56%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
   Net assets, end of year
     (in thousands)                      $   51,253   $   62,075   $  69,741   $   77,868   $ 61,649
-------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net
     assets                                    1.39%        1.25%       1.18%        1.24%      1.25%
-------------------------------------------------------------------------------------------------------
   Ratio of net income to average net
     assets                                     .09%         .21%        .30%         .26%       .35%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       14.42%       11.73%       8.07%       11.17%     13.03%
-------------------------------------------------------------------------------------------------------

(1)  Operated as The Growth Fund of Washington through 2001.
(2)  Excludes maximum sales charge of 5.75% of the Fund's offering price.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND
DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

         THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

           The Investment Company Act File Nos. for each Fund are:

           JPMorgan Balanced Fund                      811-5526
           JPMorgan Capital Growth Fund                811-5151
           JPMorgan Core Equity Fund                   811-5526
           JPMorgan Disciplined Equity Fund            811-7342
           JPMorgan Dynamic Small Cap Fund             811-5151
           JPMorgan Equity Growth Fund                 811-5526
           JPMorgan Equity Income Fund                 811-5526
           JPMorgan Growth and Income Fund             811-5151
           JPMorgan Mid Cap Growth Fund                811-5526
           JPMorgan Mid Cap Value Fund                811-08189
           JPMorgan Small Cap Equity Fund              811-5151
           JPMorgan Small Cap Growth Fund             811-08189
           JPMorgan U.S. Equity Fund                   811-7342
           JPMorgan Value Opportunities Fund           811-4321

            (c) J.P. Morgan Chase & Co. All Rights Reserved. May 2002

                                                                    PR-EQABC-502

PROSPECTUS MAY 1, 2002

JPMORGAN U.S. EQUITY FUNDS

INSTITUTIONAL CLASS SHARES

DISCIPLINED EQUITY FUND

DISCIPLINED EQUITY VALUE FUND

DIVERSIFIED FUND

MID CAP VALUE FUND

SMALL CAP GROWTH FUND

SMARTINDEX(TM) FUND

U.S. EQUITY FUND

U.S. SMALL COMPANY FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Disciplined Equity Fund                                   1

Disciplined Equity Value Fund                             5

Diversified Fund                                          8

Mid Cap Value Fund                                       13

Small Cap Growth Fund                                    17

SmartIndex(TM) Fund                                      21

U.S. Equity Fund                                         25

U.S. Small Company Fund                                  30

The Funds' Management and Administration                 35

How Your Account Works                                   37

  Buying Fund Shares                                     37

  Selling Fund Shares                                    37

  Exchanging Fund Shares                                 38

  Other Information Concerning the Funds                 38

  Distributions and Taxes                                39

Risk and Reward Elements                                 40

Financial Highlights                                     42

How To Reach Us                                  Back cover

     JPMORGAN DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 40-41.


THE FUND'S OBJECTIVE
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Index (S&P 500).

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P
500. The Fund does not look to overweight or underweight sectors relative to the S&P 500.

Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest any portion of its assets that is not in equity securities or fixed-income securities in high quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.


The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1998            32.35%
1999            18.32%
2000           -10.87%
2001           -11.71%

-----------------------------------
BEST QUARTER                 22.85%
-----------------------------------
                 4th quarter, 1998
-----------------------------------
WORST QUARTER               -15.96%
-----------------------------------
                 3rd quarter, 2001

AVERAGE ANNUAL TOTAL RETURNS(%)


SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(2)



                                                    PAST 1 YEAR   LIFE OF FUND
--------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES -- RETURN BEFORE TAXES     -11.71        10.25
--------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS                                      -11.96         9.19
--------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS AND SALE OF FUND SHARES               -7.13         8.04
--------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                                    -11.88         9.53
--------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX (REFLECTS NO
 DEDUCTION FOR TAXES)                                  -12.83         8.58
--------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before the Institutional Class was launched on 9/10/01 is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Institutional Class Shares) from 1/3/97 (commencement of operations) to 9/10/01.
(1) The Fund's fiscal year end is 12/31.
(2) Performance for the benchmarks is as of 1/31/97.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)



 MANAGEMENT FEES                                                       0.35
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.10
 OTHER EXPENSES(1)                                                     0.19
------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                              0.64
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                              (0.19)
------------------------------------------------------------------------------
 NET EXPENSES(2)                                                       0.45
------------------------------------------------------------------------------


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Institutional Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.45% Of its average daily net assets until 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds.

The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.


                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)     46         144         297         741
--------------------------------------------------------------------------------

     JPMORGAN DISCIPLINED EQUITY VALUE FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
40-41.


THE FUND'S OBJECTIVE


The Fund seeks to provide a high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Russell 1000(R) Value Index.


THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the Russell 1000(R) Value Index, which is weighted in favor of those equity securities with relatively lower price-to-book ratios and other characteristics consistent with "value" investing. The Fund does not look to overweight or underweight sectors relative to the Russell 1000(R) Value Index.

Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the index over the long term with virtually the same level of volatility.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser selects the equity securities for the Fund's investments using the investment process described below to determine which large-cap U.S. companies with attractive earnings outlooks and reasonable valuations are most likely to provide high total return to shareholders.

The adviser takes an in-depth look at company prospects over a relatively long period often -- as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.


The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the team selects equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the team often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- impact on the overall risk of the portfolio relative to the benchmark

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE RUSSELL 1000(R) VALUE INDEX OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

The Fund was launched on 9/28/01 and therefore has no reportable performance. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Institutional Class Shares, and for comparison purposes, the performance of an appropriate broad-based index will also be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE
DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

 MANAGEMENT FEES                                     0.35
 DISTRIBUTION (RULE 12b-1) FEES                      NONE
 SHAREHOLDER SERVICE FEES                            0.10
 OTHER EXPENSES(1)                                   0.44
------------------------------------------------------------
 TOTAL OPERATING EXPENSES                            0.89
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)            (0.44)
------------------------------------------------------------
 NET EXPENSES(2)                                     0.45
------------------------------------------------------------

(1) "Other Expenses" are based on estimated expenses for the current fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Institutional Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.45% Of its average daily net assets until 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds.

The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.

                                                       1 YEAR      3 YEARS
-----------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)                          46          144
-----------------------------------------------------------------------------

     JPMORGAN DIVERSIFIED FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 40-41.

THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY

Drawing on a variety of analytical tools, the Fund's adviser allocates assets among various types of stock and bond investments, based on the following model allocation:

- 52% medium- and large-cap U.S. stocks

- 35% U.S. and foreign bonds

- 10% foreign stocks

- 3% small-cap U.S. stocks

The adviser may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.

Within this asset allocation framework, the adviser selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment grade bond universe (currently about five years).

The Fund may also invest up to 25% of its total assets in high yield, non-investment grade securities in the rating categories BB by S&P or the equivalent by another national rating organization, or if they are unrated are deemed by the adviser to be of comparable quality (junk bonds).

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that are not in stocks or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS

INVESTMENT PROCESS

In managing the equity portion of the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the adviser's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in mid- and small-capitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

To the extent that the Fund seeks higher returns by investing in junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have less secure financial positions.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past eight calendar years. This provides some indication of the the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the Fund Benchmark, the S&P 500 Index and the Lipper Balanced Funds Index, widely recognized market benchmarks. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000(R) (3%), Salomon Smith Barney Broad Investment Grade Bond (35%) and MSCI EAFE (10%) indices.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994             0.93%
1995            26.84%
1996            13.68%
1997            18.89%
1998            18.60%
1999            14.23%
2000            -3.97%
2001            -5.54%

--------------------------------------
BEST QUARTER                   13.48%
--------------------------------------
                   4th quarter, 1998
--------------------------------------
WORST QUARTER                  -9.55%
--------------------------------------
                   3rd quarter, 2001

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(2)

                                       PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
--------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES --
 RETURN BEFORE TAXES                      -5.54         7.88          9.62
--------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES --
 RETURN AFTER TAXES ON DISTRIBUTIONS      -6.32         5.66          7.27
--------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES --
 RETURN AFTER TAXES ON DISTRIBUTIONS
 AND SALE OF FUND SHARES                  -3.38         5.54          6.90
--------------------------------------------------------------------------------
 FUND BENCHMARK (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)             -5.34         8.92         10.49
--------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)            -11.88        10.70         13.85
--------------------------------------------------------------------------------
 LIPPER BALANCED FUNDS INDEX (REFLECTS
 NO DEDUCTION FOR TAXES)                  -3.24         8.37          9.34
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before the Institutional Class was launched on 9/10/01 is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Institutional Class Shares) from 9/10/93 (commencement of operations) to 9/10/01.
(1) The Fund's fiscal year end is 12/31.
(2) Performance for the benchmarks is as of 9/30/93.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

 MANAGEMENT FEES                                         0.55
 DISTRIBUTION (RULE 12b-1) FEES                          NONE
 SHAREHOLDER SERVICE FEES                                0.10
 OTHER EXPENSES(1)                                       0.25
-----------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                0.90
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                (0.25)
-----------------------------------------------------------------
 NET EXPENSES(2)                                         0.65
-----------------------------------------------------------------

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Institutional Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.65% Of its average daily net assets until 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds.

The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.

                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)    66         208         421         1,035
--------------------------------------------------------------------------------

     JPMORGAN MID CAP VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 40-41.

THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

Robert Fleming Inc. (Robert Fleming), the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success.

Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P MidCap 400/BARRA Value Index, the Russell Midcap(R) Value Index and the Lipper Mid-Cap Value Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1998            19.77%
1999            13.87%
2000            35.28%
2001             9.91%

---------------------------------------
BEST QUARTER                     17.96%
---------------------------------------
                     4th quarter, 1998
---------------------------------------
WORST QUARTER                   -11.06%
---------------------------------------
                     3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001(1)

                                                     PAST 1 YEAR   LIFE OF FUND
-------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES -- RETURN BEFORE TAXES   9.91          20.04
-------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS                                    7.92          16.18
-------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS AND SALE OF FUND SHARES            6.47          14.70
-------------------------------------------------------------------------------
 S&P MIDCAP 400/BARRA VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)              7.14          11.42
-------------------------------------------------------------------------------
 RUSSELL MIDCAP(R) VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)              2.33           7.22
-------------------------------------------------------------------------------
 LIPPER MID-CAP VALUE FUNDS INDEX (REFLECTS NO
 DEDUCTION FOR TAXES)                                6.73           6.88
-------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(1) The Fund commenced operations on 11/13/97. Performance for the benchmarks is as of 11/30/97.
(2) The Fund's fiscal year end is 12/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

 MANAGEMENT FEES                                                    0.70
 DISTRIBUTION (RULE 12b-1) FEES                                     NONE
 SHAREHOLDER SERVICE FEES                                           NONE
 OTHER EXPENSES(1)                                                  2.60
-----------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                           3.30
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                           (2.55)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                    0.75
-----------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Institutional Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.75% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds.

The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses of 0.75% through 4/30/03, and 1.75% through 4/30/12.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)     77         453         855         1,979
--------------------------------------------------------------------------------

     JPMORGAN SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 40-41.

THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations of not more than $2.5 billion at the time of purchase. The Fund invests in a broad portfolio of common stocks that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
      - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
      - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

Robert Fleming, the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser's selection process for the portfolio is a multi-faceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search. The adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits numerous companies each year and has in-office meetings and conference contacts.

During the research phase, the adviser looks for companies that it believes can generate consistent, above average rates of growth over a sustained period of time. Therefore, in addition to quantitative factors, the adviser considers qualitative factors, such as the adviser's level of confidence in the management and the competitive position of a company; the predictability and durability of the business relative to its valuation; the level of business risk in the company's end markets and our evaluation of any short term categories of change, both positive and negative.

The adviser may sell a security for the following reasons: a new investment may displace a current holding; a change in a company's fundamentals may lead to a re-evaluation of a stock's potential; a security may become overvalued; or the market capitalization of a security may exceed the guidelines set by the Fund's adviser.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for nonhedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell 2000(R) Index, the Russell 2000(R) Growth Index and the Lipper Small-Cap Growth Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1998            14.86%
1999            46.54%
2000            -7.79%
2001           -10.90%

-----------------------------------
BEST QUARTER                 36.66%
-----------------------------------
                 4th quarter, 2001
-----------------------------------
WORST QUARTER               -34.17%
-----------------------------------
                 3rd quarter, 2001

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001(1)

                                                      PAST 1 YEAR   LIFE OF FUND
---------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES -- RETURN BEFORE TAXES     -10.90        8.70
---------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                      -10.90        5.24
---------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES               -6.64        5.77
---------------------------------------------------------------------------------
RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                            2.49        4.46
---------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                           -9.23        0.50
---------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX (REFLECTS NO
DEDUCTION FOR TAXES)                                  -12.97        6.27
---------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(1) The Fund commenced operations on 11/14/97. Performance for the benchmarks is as of 11/30/97.
(2) The Fund's fiscal year end is 12/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

MANAGEMENT FEES                                                         0.80
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                NONE
OTHER EXPENSES(1)                                                       5.86
-------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                6.66
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (5.81)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.85
-------------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred during the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Institutional Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.85% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds.

The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses of 0.85% through 4/30/03, and 1.85% through 4/30/12.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.

                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   87         484         907         2,087
----------------------------------------------------------------------------

     JPMORGAN SMARTINDEX(TM) FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 40-41.

THE FUND'S OBJECTIVE

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of approximately 325 equity securities while maintaining risk characteristics similar to the S&P 500.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in equity securities of large and medium capitalization U.S. and foreign companies included in the S&P 500. While the Fund seeks to invest in a portfolio of equity securities with risk characteristics similar to the S&P 500, the Fund may invest a portion of its assets in equity securities which are not part of the index. The Fund's sector weightings are expected to be similar to those of the S&P 500.

Within each sector, the Fund may moderately overweight equity securities that appear undervalued or fairly valued and underweight or not hold equity securities that appear overvalued. Accordingly, the Fund's performance is expected to differ from that of the S&P 500. The Fund expects to ordinarily hold a portfolio of approximately 325 stocks. The Fund generally considers selling equity securities that appear significantly overvalued.

By controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Although the Fund intends to invest primarily in equity securities, it may also invest in high quality money market instruments and repurchase agreements.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the performance record with respect to the Fund's Institutional Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1999             19.61%
2000            -11.01%
2001            -11.95%

-----------------------------------------
BEST QUARTER                   12.97%
-----------------------------------------
                   4th quarter, 1999
-----------------------------------------
WORST QUARTER                -15.21%
-----------------------------------------
                   3rd quarter, 2001

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001(1)

                                                     PAST 1 YEAR   LIFE OF FUND
---------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES -- RETURN BEFORE TAXES    -11.95        -2.20

---------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS                                     -12.28        -2.57
---------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES -- RETURN AFTER TAXES
ON DISTRIBUTIONS AND SALE OF FUND SHARES              -7.28        -1.92
---------------------------------------------------------------------------------
S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                                   -11.88        -1.03
---------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX (REFLECTS NO
DEDUCTION FOR TAXES)                                 -12.83        -1.23
---------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(1) The Fund commenced operations on 12/31/98.

(2) The Fund's fiscal year end is 12/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

MANAGEMENT FEES                                                   0.25
DISTRIBUTION (RULE 12b-1) FEES                                    NONE
SHAREHOLDER SERVICE FEES                                          0.10
OTHER EXPENSES(1)                                                 0.21
-------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                          0.56
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                          (0.21)
-------------------------------------------------------------------------
NET EXPENSES(2)                                                   0.35
-------------------------------------------------------------------------

(1) Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Institutional Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.35% Of its average daily net assets until 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds.

The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    36         113         247         638
----------------------------------------------------------------------------

     JPMORGAN U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 40-41.

THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's share. Sector by sector, the Fund's weightings are similar to those of the S&P 500. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992           8.73%
1993          11.06%
1994          -0.32%
1995          32.83%
1996          21.22%
1997          28.58%
1998          24.79%
1999          14.88%
2000          -6.37%
2001          -9.30%

-------------------------------------
BEST QUARTER                 21.46%
-------------------------------------
                 4th quarter, 1998
-------------------------------------
WORST QUARTER               -15.70%
-------------------------------------
                 3rd quarter, 2001

* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before the Institutional Class was launched on 9/10/01 is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Institutional Class) from 9/17/93 to 9/10/01. Returns for the period 7/19/93 through 9/17/93 reflect the performance of the retail feeder (whose investment program was identical to that of the Institutional Class) and from 1/1/92 through 7/19/93, the performance of The Pierpont Equity Fund, the predecessor of the Fund.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*

                                        PAST 1 YR.   PAST 5 YRS.   PAST 10 YRS.

INSTITUTIONAL CLASS SHARES --
RETURN BEFORE TAXES                      -9.30        9.38         11.74
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES --
RETURN AFTER TAXES ON DISTRIBUTIONS      -9.45        5.56          8.51
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES --
RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES                  -5.63        6.78          8.75
-------------------------------------------------------------------------------
S&P 500 INDEX (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)            -11.88       10.70         12.94
-------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX
(REFLECTS NO DEDUCTION FOR TAXES)       -12.83        9.59         11.47
-------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* SEE FOOTNOTE ON PREVIOUS PAGE.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

MANAGEMENT FEES                                                       0.40
DISTRIBUTION (RULE 12b-1) FEES                                        NONE
SHAREHOLDER SERVICE FEES                                              0.10
OTHER EXPENSES(1)                                                     0.24
-------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                              0.74
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                              (0.10)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.64
-------------------------------------------------------------------------------

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Institutional Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.64% Of its average daily net assets until 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds.

The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.

                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   65         205         380         889
---------------------------------------------------------------------------

     JPMORGAN U.S. SMALL COMPANY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 40-41.

THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of small company stocks.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations that are greater than $125 million and less than $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the Russell 2000(R) Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those stocks that it considers most attractively valued. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

The Fund pursues returns that exceed those of the Russell 2000(R) Index while seeking to limit its volatility relative to this index.

The Fund may invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the management team often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000(R) Index and the Lipper Small-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992       18.98%
1993        8.59%
1994       -5.81%
1995       31.88%
1996       20.84%
1997       22.70%
1998       -5.28%
1999       44.30%
2000       -9.59%
2001       -8.85%

------------------------------------
BEST QUARTER                34.75%
------------------------------------
                 4th quarter, 1999
------------------------------------
WORST QUARTER             -22.61%
------------------------------------
                 3rd quarter, 2001

* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before the Institutional Class was launched on 9/10/01 is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were substantially similar to the current expenses of, the Institutional Class) from 11/4/93 to 9/10/01. Returns for the period 7/19/93 through 11/4/93 reflect the performance of the retail feeder (whose investment program was identical to that of the Institutional Class) and from 1/1/92 to 7/19/93, the performance of the Pierpont Capital Appreciation Fund, the predecessor of the Fund.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*

                                        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
INSTITUTIONAL CLASS SHARES --
RETURN BEFORE TAXES                     -8.85         6.69         10.36
---------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES --
RETURN AFTER TAXES ON DISTRIBUTIONS     -8.95         4.66          8.51
---------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES --
RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES                 -5.39         4.92          8.06
---------------------------------------------------------------------------------
RUSSELL 2000(R) INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)   2.49         7.52         11.51
---------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX
(REFLECTS NO DEDUCTION FOR TAXES)        7.13        10.15         12.61
---------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* SEE FOOTNOTE ON PREVIOUS PAGE.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

MANAGEMENT FEES                                                       0.60
DISTRIBUTION (RULE 12b-1) FEES                                        NONE
SHAREHOLDER SERVICE FEES                                              0.10
OTHER EXPENSES(1)                                                     0.20
----------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                              0.90
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                              (0.07)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.83
----------------------------------------------------------------------------

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Institutional Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.83% Of its average daily net assets until 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds.

The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.

                                1 YEAR      3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)        85          265         477      1,087
-----------------------------------------------------------------------------

     THE FUNDS' MANAGEMENT AND ADMINISTRATION

The Mid Cap Value and Small Cap Growth Funds are series of Fleming Mutual Fund Group, Inc., a Maryland corporation. The Disciplined Equity Value and SmartIndex(TM) Funds are series of J.P. Morgan Series Trust, a Massachusetts business trust. The Disciplined Equity, Diversified, U.S. Equity and U.S. Small Company Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The trustees of each trust and the directors of the corporation are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISERS

JPMIM and Robert Fleming are the investment advisers and make the day-to-day investment decisions for the Funds.

JPMIM is the investment adviser to the Disciplined Equity, Disciplined Equity Value, Diversified, SmartIndex(TM), U.S. Equity and U.S. Small Company Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

Robert Fleming is the investment adviser for the Mid Cap Value and Small Cap Growth Funds. Robert Fleming is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM and Robert Fleming are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average daily net assets as follows:

                                FISCAL
FUND                            YEAR END    %
-------------------------------------------------
DISCIPLINED EQUITY FUND         12/31/01   0.35
-------------------------------------------------
DISCIPLINED EQUITY VALUE FUND   12/31/01   0.05
-------------------------------------------------
DIVERSIFIED FUND                12/31/01   0.55
-------------------------------------------------
MID CAP VALUE FUND              12/31/01   0.00
-------------------------------------------------
SMALL CAP GROWTH FUND            2/31/01   0.00
-------------------------------------------------
SMART INDEX(TM) FUND            12/31/01   0.24
-------------------------------------------------
U.S. EQUITY FUND                12/31/01   0.40
-------------------------------------------------
U.S. SMALL COMPANY FUND         12/31/01   0.60
-------------------------------------------------

THE PORTFOLIO MANAGERS

DISCIPLINED EQUITY FUND

The portfolio management team is led by Joseph Gill, Vice President of the adviser, Timothy J. Devlin, Vice President of the adviser, and Nanette Buziak, Vice President of the adviser. Mr. Gill has been at JPMIM since 1996. Mr. Devlin has been at JPMIM since 1996. Ms. Buziak has been at JPMIM since 1997.

DISCIPLINED EQUITY VALUE FUND

The portfolio management team is led by Messrs. Devlin, Gill and Raffaele Zingone, Vice Presidents of the adviser. Mr. Zingone has been at JPMIM since 1991. Information on Messrs. Devlin and Gill is discussed earlier in this prospectus.

DIVERSIFIED FUND

The portfolio management team is led by John M. Devlin, Vice President of the adviser, who joined the team in December 1993 and has been at JPMIM since 1986, and Anne Lester, Vice President of the adviser, who joined the team in June 2000 and has been at JPMIM since 1992. Prior to managing this Fund, Ms. Lester worked in the Product Development group and as a fixed-income and currency trader and as a portfolio manager in Milan.

MID CAP VALUE FUND

Jonathan Kendrew Llewelyn Simon serves as portfolio manager to the Fund. Mr. Simon has worked as a portfolio manager with various affiliates of the adviser, since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming.

SMALL CAP GROWTH FUND

Christopher Mark Vyvyan Jones serves as portfolio manager to the Fund. Mr. Jones has worked as a portfolio manager with various affiliates of the adviser since 1982. He is currently a Director of the adviser and is head of the adviser's small company team.

SMARTINDEX(TM) FUND

The portfolio management team is led by Messrs. Devlin and Gill, and Ms. Buziak. Information on Messrs. Devlin, Gill and Ms. Buziak is discussed earlier in this prospectus.

U.S. EQUITY FUND

The portfolio management team is comprised of a team of research analysts who select stocks in their respective sectors using the investment process described earlier in this prospectus. James H. Russo, Vice President of the adviser and CFA, and Susan Bao, Vice President of the adviser and CFA, are responsible for overseeing and managing the cash flows of the portfolio. Mr. Russo has been at JPMFAM (USA) or one of its affiliates since 1994. Ms. Bao has been at JPMFAM
(USA) or one of its affiliates since 1997. She is responsible for the daily implementation and maintenance of U.S. equity portfolios. Previously, she was a client portfolio manager.

U.S. SMALL COMPANY FUND

The portfolio management team is led by Marian U. Pardo, Managing Director of the adviser and Carolyn Jones, Vice President of the adviser. Ms. Pardo has been at JPMIM since 1968, except for five months in 1988 when she was president of a small investment management firm. Prior to managing the Fund, Ms. Pardo managed small- and large-cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Jones has been with JPMIM since July 1998. Prior to managing this Fund, Ms. Jones served as a portfolio manager in JPMIM's private banking group and as a product specialist at Merrill Lynch Asset Management.

THE FUNDS' ADMINISTRATOR

JPMorgan Chase Bank (Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund (except the Mid Cap Value and Small Cap Growth Funds) for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion. The administrator for the Mid Cap Value and Small Cap Growth Funds receives 0.10% as a percentage of each Fund's average daily net assets.

The Funds have agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Institutional Class Shares of each Fund (except the Mid Cap Value and Small Cap Growth Funds) held by investors serviced by the shareholder servicing agent.

The advisers and/or the distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Institutional Class Shares of these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day that the NYSE is open. If we receive your order by the close of regular trading on the NYSE, we will process your order at that day's price. If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set an earlier deadline.

All purchases of Institutional Class Shares must be paid for by 4:00 p.m. Eastern time on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

To open an account, buy or sell shares or get fund information, call the JPMorgan Institutional Funds Service Center at 1-800-766-7722 or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

MINIMUM INVESTMENTS
Investors must buy a minimum $3,000,000 worth of Institutional Class Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors.

SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Institutional Funds Service Center must receive your request before the close of regular trading on the NYSE.

We will need the names of the registered shareholders and your account number before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS

Tell your firm which Funds you want to sell. They will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your Institutional Shares for shares of the same class in certain other JPMorgan Funds. You will need to meet any minimum investment requirement. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-766-7722 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Institutional Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the investment minimum noted above for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expense arising from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Disciplined Equity, Disciplined Equity Value, Diversified, SmartIndex(TM), and U.S. Equity Funds generally distribute any net investment income at least quarterly. The MidCap Value, Small Cap Growth and U.S. Small Company Funds generally distribute net investment income at least annually. Net capital gains, if any are distributed annually.

You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help a Fund manage risk.

POTENTIAL RISKS                            POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When a Fund buys securities before       - The Funds can take advantage of         - The Funds segregate liquid assets to offset
  issue or for delayed delivery, it          attractive transaction opportunities      leverage risks
  could be exposed to leverage risk
  if it does not segregate liquid assets

SHORT-TERM TRADING
- Increased trading could raise a Fund's   - The Funds could realize gains in a      - The Funds generally avoid short-term trading,
  broker age and related costs               short period of time                      except to take advantage of attractive or
- Increased short-term capital gains       - The Funds could protect against losses    unexpected opportunities or to meet demands
  distributions could raise shareholders'    if a stock is overvalued and its value    generated by shareholder activity
  income tax liability                       later falls

DERIVATIVES
- Derivatives such as futures, options,    - Hedges that correlate well with         - The Funds use derivatives for hedging and for
  swaps, and forward foreign currency        underlying positions can reduce or        risk management (i.e., to establish or
  contracts(1) that are used for hedging     eliminate losses at low cost              adjust exposure to particular securities,
  the portfolio or specific securities     - The Funds could make money and            markets or currencies); risk management may
  may not fully offset the underlying        protect against losses if                 include management of a Fund's exposure
  positions and this could result in         management's analysis proves correct      relative to its benchmark. Certain Funds may
  losses to a Fund that would not have     - Derivatives that involve leverage         also use derivatives to increase the Fund's
  otherwise occurred                         could generate substantial gains at       gain
- Derivatives used for risk management or    low cost                                - A Fund only establishes hedges that it
  to increase a Fund's gain may not have                                               expects will be highly correlated with
  the intended effects and may result in                                               underlying positions
  losses or missed opportunities                                                     - While the Funds may use derivatives that
- The counterparty to a derivatives                                                    incidentally involve leverage, they do not
  contract could default                                                               use them for the specific purpose of
- Derivatives that involve leverage could                                              leveraging their portfolio
  magnify losses
- Certain types of derivatives involve
  costs to the Funds which can reduce
  returns
- Derivitives may, for tax purposes,
  affect the character of gain and loss
  realized by a Fund, accelerate
  recognition of income to a Fund, affect
  the holding period of a Fund's assets,
  and defer recognition of certain of a
  Fund's losses.

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                            POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
- When a Fund lends a security, there is   - The Funds may enhance income through    - Each adviser maintains a list of approved
  a risk that the loaned securities may      the investment of the collateral          borrowers
  not be returned if the borrower or the     received from the borrower              - The Funds receive collateral equal to at
  lending agent defaults                                                               least 100% of the  current value of the
- The collateral will be subject to the                                                securities loaned plus accrued interest
  risks of the securities in which it is                                             - The lending agents indemnify the Funds
  invested                                                                             against borrower default
                                                                                     - Each adviser's collateral investment
                                                                                       guidelines limit the quality and duration of
                                                                                       collateral investment to minimize losses
                                                                                     - Upon recall, the borrower must return the
                                                                                       securities loaned within the normal
                                                                                       settlement period

MARKET CONDITIONS
- Each Fund's share price and performance  - Stocks have generally outperformed      - Under normal circumstances each Fund plans to
  will fluctuate in response to stock        more stable investments (such as bonds    remain fully invested in accordance with its
  and/or bond market movements               and cash equivalents) over the long       policies. Equity investments may include
- Adverse market conditions may from time    term                                      common stocks, convertible securities,
  to time cause a Fund to take temporary   - With respect to the Diversified Fund,     preferred stocks, depositary receipts (such
  defensive positions that are               a diversified, balanced portfolio         as ADRs and EDRs), trust or partnership
  inconsistent with its principal            should mitigate the effects of wide       interests, warrants, rights and investment
  investment strategies and may hinder       market fluctuations, especially when      company securities
  the Fund from achieving its investment     stock and bond prices move in           - Each Fund seeks to limit risk and enhance
  objective                                  different directions                      performance through active management and/or
                                                                                       diversification
                                                                                     - During severe market downturns, each Fund has
                                                                                       the option of investing up to 100% of assets
                                                                                       in high quality short-term investments

MANAGEMENT CHOICES
- A Fund could underperform its benchmark  - A Fund could outperform its benchmark   - The advisers focus their active management
  due to its securities and asset            due to these same choices                 on securities selection, the area where they
  allocation choices                                                                   believe their commitment to research can most
                                                                                       enhance returns

FOREIGN INVESTMENTS
- Currency exchange rate movements could   - Favorable exchange rate movements could - Each Fund anticipates that its total foreign
  reduce gains or create losses              generate gains or reduce losses           investments will not exceed 20% of total
- A Fund could lose money because of       - Foreign investments, which represent a    assets (10% for Small Cap Growth Fund and 30%
  foreign government actions, political      major portion of the world's              for Diversified Fund)
  instability or lack of adequate and        securities, offer attractive potential  - The Funds actively manage the currency
  accurate information                       performance and opportunities for         exposure of their foreign investments
- Currency and investment risks tend to      diversification                           relative to their benchmarks, and may hedge
  be higher in emerging markets; these     - Emerging markets can offer higher         back into the U.S. dollar from time to time
  markets also present higher liquidity      returns                                   (see also "Derivatives"); these currency
  and valuation risks                                                                  management techniques may not be available
                                                                                       for certain emerging markets investments

ILLIQUID HOLDINGS
- Each Fund could have difficulty valuing  - These holdings may offer more           - No Fund may invest more than 15% of net
  these holdings precisely                   attractive yields or potential growth     assets in illiquid holdings
- Each Fund could be unable to sell these    than comparable widely traded           - To maintain adequate liquidity to meet
  holdings at the time or price it           securities                                redemptions, each Fund may hold high quality
  desires                                                                              short-term securities (including repurchase
                                                                                       agreements and reverse repurchase agreements)
                                                                                       and, for temporary or extraordinary purposes,
                                                                                       may borrow from banks up to 33 1/3% of the
                                                                                       value of its total assets or draw on a line
                                                                                       of credit

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal periods, or the life of the Fund, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

This information for the Mid Cap Value Fund and the Small Cap Growth Fund for the fiscal year ended 9/30/00 and prior has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request.

All other information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

JPMORGAN DISCIPLINED EQUITY FUND^

                                                                            6/01/01     YEAR     YEAR     YEAR     YEAR 1/3/97**
                                                                            THROUGH    ENDED    ENDED    ENDED    ENDED  THROUGH
PER SHARE OPERATING PERFORMANCE:                                           12/31/01  5/31/01  5/31/00  5/31/99  5/31/98  5/31/97
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $15.65   $17.54   $17.57   $14.96   $11.47   $10.00
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                    0.07@    0.14     0.17     0.17     0.12     0.04
      Net gains or losses in securities (both realized and unrealized)        (1.44)   (1.89)    0.81     3.18     3.62     1.43
                                                                              ------   ------    ----     ----     ----     -----
      Total from investment operations                                        (1.37)   (1.75)    0.98     3.35     3.74     1.47
   Distributions to shareholders from:
      Dividends from net investment income                                     0.09     0.14     0.18     0.15     0.12       --
      Distributions from capital gains                                           --       --     0.83     0.59     0.13       --

      Total dividends and distributions                                        0.09     0.14     1.01     0.74     0.25       --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $14.19   $15.65   $17.54   $17.57   $14.96   $11.47
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                  (8.73%)  (9.99%)   5.54%   23.07%   32.98%   14.70%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $1,162   $1,210   $1,476   $1,008   $  296   $   50
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                                0.45%    0.45%    0.45%    0.45%    0.45%    0.45%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                       0.86%    0.85%    1.04%    1.14%    1.27%    1.58%
---------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits               0.60%    0.55%    0.55%    0.60%    0.72%    1.34%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings credits  0.71%    0.75%    0.94%    0.99%    1.00%    0.69%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                                        33%      72%      56%      51%      61%      20%
---------------------------------------------------------------------------------------------------------------------------------

 ^ Formerly J.P. Morgan Institutional Disciplined Equity Fund. The Fund changed its fiscal year from May 31 to December 31.
** Commencement of operations.
 @ Calculated based upon average shares outstanding.
 # Short periods have been annualized.
 - Prior to September 10, 2001, DEF invested all of its investable assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.

DISCIPLINED EQUITY VALUE FUND

                                                                                    9/28/01*
                                                                                     THROUGH
PER SHARE OPERATING PERFORMANCE:                                                    12/31/01
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $15.00
---------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                             0.06@
      Net gains or losses in securities (both realized and unrealized)                  1.08
                                                                                      -------
      Total from investment operations                                                  1.14
   Distributions to shareholders from:
      Dividends from net investment income                                              0.02
      Distributions from capital gains                                                    --
                                                                                      -------
      Total dividends and distributions                                                 0.02
---------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $16.12
---------------------------------------------------------------------------------------------

TOTAL RETURN                                                                            7.61%
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                                  $   27
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------
   Net expenses                                                                         0.44%
---------------------------------------------------------------------------------------------
   Net investment income                                                                1.50%
---------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits                        0.99%
---------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings credits           0.95%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   22%
---------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
  # Short periods have been annualized.

JPMORGAN DIVERSIFIED FUND^

                                                                             7/1/01     YEAR     YEAR     YEAR     YEAR      YEAR
                                                                            THROUGH    ENDED    ENDED    ENDED    ENDED     ENDED
PER SHARE OPERATING PERFORMANCE:                                           12/31/01  6/30/01  6/30/00  6/30/99  6/30/98   6/30/97
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $13.20   $14.93   $14.69   $14.18   $13.39   $12.02
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                    0.14@    0.39     0.38     0.38     0.39     0.37
      Net gains or losses in securities (both realized and unrealized)        (0.50)   (1.38)    0.61     1.44     1.89     1.96
                                                                             ------   ------   ------   ------   ------   ------
      Total from investment operations                                        (0.36)   (0.99)    0.99     1.82     2.28     2.33
   Distributions to shareholders from:
      Dividends from net investment income                                     0.19     0.38     0.27     0.39     0.59     0.36
      Distributions from capital gains                                           --     0.36     0.48     0.92     0.90     0.60
                                                                             ------   ------   ------   ------   ------   ------
      Total dividends and distributions                                        0.19     0.74     0.75     1.31     1.49     0.96
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $12.65   $13.20   $14.93   $14.69   $14.18   $13.39
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                  (2.71%)  (6.69%)   6.88%   13.77%   18.42%   20.72%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $  505   $  582   $  622   $  609   $  332     $237
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                                0.65%    0.65%    0.65%    0.65%    0.65%    0.65%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                       2.21%    2.75%    2.48%    2.55%    3.12%    3.34%
---------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits               0.87%    0.83%    0.80%    0.84%    0.88%    0.98%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings
     credits                                                                   1.99%    2.57%    2.33%    2.36%    2.89%    3.01%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                                       107%     185%     217%     144%      82%     100%
---------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly J.P. Morgan Institutional Diversified Fund. The Fund changed its fiscal year end from June 30 to December 31.
  - Prior to September 10, 2001, DF invested all of its investible assets in The Diversified Portfolio ("DP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DP.
  # Short periods have been annualized.
  @ Calculated based upon average shares outstanding.

JPMORGAN MID CAP VALUE FUND^^

                                                                            10/1/01     YEAR     YEAR     YEAR  11/13/97*
                                                                            THROUGH    ENDED    ENDED    ENDED    THROUGH
PER SHARE OPERATING PERFORMANCE:                                           12/31/01  9/30/01  9/30/00  9/30/99    9/30/98
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $13.47   $13.06   $13.56   $10.62     $10.00
--------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                    0.03@    0.15     0.11     0.02       0.11
      Net gains or losses in securities (both realized and unrealized)         1.48     1.28     2.59     3.20       0.54
                                                                             ------   ------   ------   ------     ------
      Total from investment operations                                         1.51     1.43     2.70     3.22       0.65
   Distributions to shareholders from:
      Dividends from net investment income                                     0.09     0.15     0.09     0.10       0.03
      Distributions from capital gains                                         0.75     0.87     3.11     0.18         --
                                                                             ------   ------   ------   ------     ------
      Total dividends and distributions                                        0.84     1.02     3.20     0.28       0.03
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $14.14   $13.47   $13.06   $13.56     $10.62
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                  11.30%   11.19%   23.76%   30.41%      6.50%+
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $    4   $    4   $    5   $    4     $    3
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                0.75%    0.75%    0.97%    1.25%      1.25%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                       0.94%    1.07%    0.84%    0.06%      0.73%
--------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements, and earnings credits              3.30%    3.25%    4.24%    5.11%      7.72%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements, and earnings
     credits                                                                  (1.61%)  (1.43%)  (2.43%)  (3.80%)    (5.74%)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          15%      98%      99%     109%        73%
--------------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
  @ Calculated based on average shares outstanding.
  + Not annualized.
  # Short periods have been annualized.
 ^^ The Fund changed its fiscal year end from September 30 to December 31.

JPMORGAN SMALL CAP GROWTH FUND^^

                                                                            10/1/01      YEAR      YEAR      YEAR   11/14/97*
                                                                            THROUGH     ENDED     ENDED     ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                                           12/31/01   9/30/01   9/30/00   9/30/99     9/30/98
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $  6.83   $ 15.12   $ 13.45   $  9.47   $   10.00
------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income (loss)                                               --     (0.07)    (0.08)     0.08        0.08
      Net gains or losses in securities (both realized and unrealized)         2.49     (6.07)     4.34      4.28       (0.59)
                                                                            -------   -------   -------   -------   ---------
      Total from investment operations                                         2.49     (6.14)     4.26      4.36       (0.51)
   Distributions to shareholders from:
      Dividends from net investment income                                       --        --      0.04      0.09        0.02
      Distributions from net realized gain                                       --      2.15      2.55      0.29          --
                                                                            -------   -------   -------   -------   ---------
      Total dividends and distributions                                          --      2.15      2.59      0.38        0.02
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $  9.32   $  6.83   $ 15.12   $ 13.45   $    9.47
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                  36.46%   (45.44%)   36.33%    46.61%      (5.15%)
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                        $     2   $     2   $     4   $     2   $       1
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                                0.85%     0.85%     1.05%     1.35%       1.35%
------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                      (0.62%)   (0.53%)   (0.61%)   (0.68%)     (0.30%)
------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits               6.66%     5.82%     5.47%    10.19%      13.84%
------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings
     credits                                                                  (6.43%)   (5.50%)   (5.03%)   (9.52%)    (12.79%)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          25%       71%       88%       71%         35%
------------------------------------------------------------------------------------------------------------------------------

 * Commencement of operations.
 # Short periods have been annualized.
^^ The Fund changed its fiscal year end from September 30 to December 31.

JPMORGAN SMARTINDEX(TM) FUND^

                                                                             6/1/01      YEAR      YEAR   12/31/98*
                                                                            THROUGH     ENDED     ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE                                            12/31/01   5/31/01   5/31/00     5/31/99
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $  15.02   $ 17.07   $ 16.06   $   15.00
--------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                    0.08      0.16      0.14        0.07
      Net gains or losses in securities (both realized and unrealized)        (1.35)    (2.06)     1.02        1.02
                                                                           --------  --------   -------   ---------
      Total from investment operations                                        (1.27)    (1.90)     1.16        1.09
   Distributions to shareholders from:
      Dividends from net investment income                                     0.12      0.15      0.14        0.03
      Distributions from capital gains                                           --        --      0.01          --
                                                                           --------  --------   -------   ---------
      Total dividends and distributions                                        0.12      0.15      0.15        0.03
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  13.63   $ 15.02   $ 17.07   $   16.06
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                  (8.44%)  (11.21%)    7.25%       7.27%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                       $    480   $   483   $   401   $      5
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------------------------------------------------
   Net expenses                                                                0.35%     0.35%     0.35%       0.35%
--------------------------------------------------------------------------------------------------------------------
   Net investment income                                                       0.98%     1.00%     1.26%       1.13%
--------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                                 0.52%     0.49%     0.58%       5.44%
--------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers and reimbursements                    0.81%     0.86%     1.03%      (3.96%)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          21%       67%       45%         19%
--------------------------------------------------------------------------------------------------------------------

  ^ Formerly J.P. Morgan SmartIndex(TM) Fund. The fund changed its fiscal year end from May 31 to December 31.
  * Commencement of operations.
  # Short periods have been annualized.

JPMORGAN U.S. EQUITY FUND^

                                                                            6/1/01      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                           THROUGH     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                          12/31/01   5/31/01   5/31/00   5/31/99   5/31/98  5/31/97
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $  11.12   $ 12.79   $ 15.08   $ 16.73   $ 15.66   $14.00
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                   0.03@     0.08      0.11      0.16      0.15     0.17
      Net gains or losses in securities (both realized and unrealized)       (0.66)    (0.96)     0.26      2.39      3.81     3.02
                                                                          --------   -------   -------   -------   -------    -----
      Total from investment operations                                       (0.63)    (0.88)     0.37      2.55      3.96     3.19
   Distributions to shareholders from:
      Dividends from net investment income                                    0.03      0.08      0.11      0.17      0.18     0.25
      Distributions from capital gains                                        0.02      0.71      2.55      4.03      2.71     1.28
                                                                          --------   -------   -------   -------   -------    -----
      Total dividends and distributions                                       0.05      0.79      2.66      4.20      2.89     1.53
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $  10.44   $ 11.12   $ 12.79   $ 15.08   $ 16.73   $15.66
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                 (5.63%)   (6.99%)    2.45%    18.66%    28.53%   25.21%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                      $     90   $   151   $   241   $   278   $   379   $  330
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                               0.65%     0.62%     0.60%     0.60%     0.60%    0.60%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                      0.55%     0.57%     0.76%     0.89%     0.89%    1.33%
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits              0.70%     0.64%     0.63%     0.63%     0.63%    0.65%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings
     credits                                                                  0.50%     0.55%     0.73%     0.86%     0.86%    1.28%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                                       48%       81%       89%       84%      106%      99%
------------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly J.P. Morgan Institutional U.S. Equity Fund. The fund changed its fiscal year end from May 31 to December 31.
  @ Calculated based upon average shares outstanding.
  # Short periods have been annualized.
  - Prior to September 10, 2001, USEF invested all of its investable assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

JPMORGAN U.S. SMALL COMPANY FUND^

                                                                            6/1/01      YEAR      YEAR      YEAR      YEAR      YEAR
                                                                           THROUGH     ENDED     ENDED     ENDED     ENDED     ENDED
PER SHARE OPERATING PERFORMANCE:                                          12/31/01   5/31/01   5/31/00   5/31/99   5/31/98   5/31/97
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $  13.34   $ 15.11   $ 11.98   $ 15.30   $ 14.09   $13.97
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                   0.05      0.08      0.04      0.08      0.09     0.10
      Net gains or losses in securities (both realized and unrealized)       (0.78)     0.03      3.10     (1.83)     3.04     1.07
                                                                          --------   -------   -------   -------   -------   ------
      Total from investment operations                                       (0.73)     0.11      3.14     (1.75)     3.13     1.17
   Distributions to shareholders from:
      Dividends from net investment income                                    0.04      0.09      0.01      0.08      0.08     0.13
      Distributions from capital gains                                          --      1.79        --      1.49      1.84     0.92
                                                                          --------   -------   -------   -------   -------   ------
      Total dividends and distributions                                       0.04      1.88      0.01      1.57      1.92     1.05
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $  12.57   $ 13.34   $ 15.11   $ 11.98   $ 15.30   $14.09
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                 (5.50%)    0.94%    26.23%   (10.79%)   23.55%    9.44%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                      $    269   $   410   $   358   $   345   $   420   $  402
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                               0.82%     0.82%     0.80%     0.80%     0.80%    0.80%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                      0.57%     0.54%     0.26%     0.55%     0.55%    0.81%
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits              0.86%     0.82%     0.82%     0.85%     0.85%    0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings
     credits                                                                  0.53%     0.54%     0.24%     0.50%     0.50%    0.76%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                                       48%      110%      104%      104%       96%      98%
------------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly J.P. Morgan Institutional U.S. Small Company Fund. The Fund changed its fiscal year end from May 31 to December 31.
  # Short periods have been annualized.
  - Prior to September 10, 2001, USSCF invested all of its investable assets in The U.S. Small Company Portfolio ("USSCP").
    The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USSCP.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND
DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

             The Investment Company Act File Nos. for each Fund are:
                 JPMorgan Disciplined Equity Fund        811-7342
                 JPMorgan Disciplined Equity Value Fund  811-7795
                 JPMorgan Diversified Fund               811-7342
                 JPMorgan Mid Cap Value Fund             811-8189
                 JPMorgan Small Cap Growth Fund          811-8189
                 JPMorgan SmartIndex(TM) Fund            811-7795
                 JPMorgan U.S. Equity Fund               811-7342
                 JPMorgan U.S. Small Company Fund        811-7342

            (C) J.P. Morgan Chase & Co. All Rights Reserved. May 2002

                                                                      PR-EQI-502

PROSPECTUS MAY 1, 2002

JPMorgan U.S. EQUITY FUNDS

SELECT SHARES

BALANCED FUND

CAPITAL GROWTH FUND

CORE EQUITY FUND

DISCIPLINED EQUITY FUND

DIVERSIFIED FUND

DYNAMIC SMALL CAP FUND

EQUITY GROWTH FUND[caad 234]A

EQUITY INCOME FUND

GROWTH AND INCOME FUND

MID CAP VALUE FUND

SMALL CAP EQUITY FUND

SMALL CAP GROWTH FUND

U.S. EQUITY FUND

U.S. SMALL COMPANY FUND

U.S. SMALL COMPANY OPPORTUNITIES FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMorgan FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

Balanced Fund                                                 1

Capital Growth Fund                                           7

Core Equity Fund                                             12

Disciplined Equity Fund                                      17

Diversified Fund                                             22

Dynamic Small Cap Fund                                       28

Equity Growth Fund                                           33

Equity Income Fund                                           38

Growth and Income Fund                                       43

Mid Cap Value Fund                                           48

Small Cap Equity Fund                                        53

Small Cap Growth Fund                                        58

U.S. Equity Fund                                             63

U.S. Small Company Fund                                      68

U.S. Small Company Opportunities Fund                        73

The Funds' Management and Administration                     78

How Your Account Works                                       82

  Buying Fund Shares                                         82

  Selling Fund Shares                                        83

  Exchanging Fund Shares                                     83

  Other Information Concerning the Funds                     84

  Distributions and Taxes                                    84

Risk and Reward Elements                                     86

Financial Highlights                                         88

How To Reach Us                                      Back cover

JPMorgan BALANCED FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.

THE FUND'S OBJECTIVE
The Fund seeks to provide a balance of current income and growth of capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund seeks a balance of current income and growth by using the following strategies:

- an active equity management style which focuses on equity securities that it considers most undervalued.

- an active fixed-income management style that focuses primarily on domestic fixed-income securities.

J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), the Fund's adviser, may adjust the portion of the Fund's assets that are invested in equity and fixed-income securities depending on its analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.

The Fund seeks growth of capital by normally investing 35% to 70% of its total assets in equity securities. The Fund invests primarily in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the Standard & Poor's 500 Index (S&P 500). The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market as represented by this index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed-income securities, including mortgage-backed securities. The Fund invests in fixed-income securities only if they are rated as investment grade by Moody's Investors Service, Inc. (Moody's), Standard &Poor's Corporation (S&P), Fitch Investor's Service Inc. (Fitch), or the equivalent by another national rating organization, or if they are unrated are deemed by the adviser to be of comparable quality.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may also invest in mortgage-related securities, collateralized mortgage obligations and real estate investment trusts. The Fund may also enter into "dollar rolls."

The Fund may invest any portion of its assets that are not in equity or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the equity portion of the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria.

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's adviser will adjust the maturity based on its outlook for the economy.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

The Fund's mortgage-related investments involve risk of losses due to payments that occur earlier or later than expected and, like any bond, due to default.

The Fund's performance will also depend on the credit quality of its investments. Securities in the ratings categories Baa3 by Moody's or BBB- by S&P or the equivalent by another national rating organization may have fewer protective provisions and are generally more risky than higher-rated investment grade securities. The issuer may have trouble making principal and interest payment when difficult economic conditions exist.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Select Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, Lehman Aggregate Bond Index and the Lipper Balanced Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1992                     5.32%
1993                     6.01%
1994                    -2.27%
1995                    23.83%
1996                    11.31%
1997                    23.67%
1998                    25.15%
1999                    14.23%
2000                    -2.55%
2001                    -5.51%

---------------------------------------
BEST QUARTER                    13.34%
---------------------------------------
                    4th quarter, 1998
---------------------------------------
WORST QUARTER                   -7.87%
---------------------------------------
                    1st quarter, 2001

(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS(%)

Shows performance over time, for periods ended December 31, 2001

                                              PAST 1 YR.  PAST 5 YRS.  PAST 10 YRS.
-----------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES       -5.51       10.24        9.37
-----------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                              -6.46        8.40        8.45
-----------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES      -2.96        8.04        7.77
-----------------------------------------------------------------------------------
 S&P 500 INDEX(REFLECTS NO DEDUCTION FOR
   FEES, EXPENSES OR TAXES)                     -11.88       10.70       12.94
-----------------------------------------------------------------------------------
 LEHMAN AGGREGATE BOND INDEX (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)         8.42        7.43        7.23
-----------------------------------------------------------------------------------
 LIPPER BALANCED FUNDS INDEX (REFLECTS NO
   DEDUCTION FOR TAXES)                          -3.24        8.37        9.54
-----------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                            0.50
 DISTRIBUTION (RULE 12b-1) FEES                             None
 SHAREHOLDER SERVICE FEES                                   0.25
 OTHER EXPENSES(1)                                          0.37
---------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                   1.12
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                   (0.12)
---------------------------------------------------------------------
 NET EXPENSES(2)                                            1.00
---------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred during the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 YOURCOST ($)
 (with or without redemption)     102        344         605         1,352
--------------------------------------------------------------------------------

JPMorgan CAPITAL GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.

THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its total assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap(R) Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMFAM (USA), applies an active equity management style focused on investing in mid-sized companies. The Fund focuses on companies with high quality management, with a leading or dominant position in a major product line, new or innovative products and services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The securities mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap(R) Growth Index, S&P MidCap 400 Index and the Lipper Mid-Cap Core Funds Index, widely recognized market benchmarks. In the past, the Fund has compared its performance to the S&P MidCap 400 Index, but in the future, the Fund intends to compare its performance to the Russell Midcap(R) Growth Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992                    12.95%
1993                    20.17%
1994                    -1.31%
1995                    22.24%
1996                    24.64%
1997                    23.88%
1998                     5.93%
1999                    13.23%
2000                    14.60%
2001                    -3.76%

----------------------------------------
BEST QUARTER                     17.56%
----------------------------------------
                     4th quarter, 1998
----------------------------------------
WORST QUARTER                   -19.49%
----------------------------------------
                     3rd quarter, 1998

* The Fund's performance for the period before the Select Class was launched on 1/25/96 is based on the performance of the Fund's Class A, which invests in the same portfolio of securities, but whose shares are not being offered in this prospectus.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*

                                               PAST 1 YR.   PAST 5 YRS.  PAST 10 YRS.
------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES       -3.76      10.38         12.83
------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                              -3.76       8.23         10.95
------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES      -2.29       8.08         10.34
------------------------------------------------------------------------------------
 RUSSELL MIDCAP(R) GROWTH INDEX (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES OR TAXES)    -20.15       9.02         11.10
------------------------------------------------------------------------------------
 S&P MIDCAP 400 INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                  -0.61      16.11         15.10
------------------------------------------------------------------------------------
 LIPPER MID-CAP CORE FUNDS INDEX (REFLECTS
   NO DEDUCTION FOR TAXES)                       -4.90      11.28         12.43
------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*See footnote on previous page.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                             0.40
 DISTRIBUTION (RULE 12b-1) FEES                              NONE
 SHAREHOLDER SERVICE FEES                                    0.25
 OTHER EXPENSES(1)                                           0.53
--------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                    1.18
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                    (0.25)
--------------------------------------------------------------------
 NET EXPENSES(2)                                             0.93
--------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred in the fiscal year ended 10/31/01, after which the Fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.93% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)     95         350         625         1,410
--------------------------------------------------------------------------------

JPMorgan CORE EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86 -
87.

THE FUND'S OBJECTIVE
The Fund seeks to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in investment grade debt securities, high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that is greater than or equal to the equity markets.

In managing the Fund, the adviser, JPMFAM(USA), seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

   - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Select Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1994                     -4.03%
1995                     25.53%
1996                     22.54%
1997                     33.33%
1998                     30.95%
1999                     23.89%
2000                    -11.99%
2001                    -14.16%

-------------------------------------
BEST QUARTER                   22.97%
-------------------------------------
                   4th quarter, 1998
-------------------------------------
WORST QUARTER                 -14.65%
-------------------------------------
                   1st quarter, 2001
-------------------------------------

(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1)

                                                                       LIFE
                                              PAST 1 YR.  PAST 5 YRS.  OF FUND
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES      -14.16     10.32       11.56
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                             -14.16      9.70       11.20
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES      -8.62      8.58        9.91
--------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                 -11.88     10.70       13.86
--------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX
   (REFLECTS NO DEDUCTION FOR TAXES)            -12.83      9.59       12.09
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(1) The Fund commenced operations on 4/1/93. Performance for the benchmark is as oF 4/30/93.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                         0.50
 DISTRIBUTION (RULE 12b-1) FEES                          NONE
 SHAREHOLDER SERVICE FEES                                0.25
 OTHER EXPENSES(1)                                       0.30
---------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                1.05
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                (0.05)
---------------------------------------------------------------
 NET EXPENSES(2)                                         1.00
---------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred during the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXPENSE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                 1 YR.      3 YRS.      5 YRS.      10 YRS.
-----------------------------------------------------------------------------
 YOURCOST ($)
 (WITH OR WITHOUT REDEMPTION)    102        329         575         1,278
-----------------------------------------------------------------------------

JPMorgan DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.

THE FUND'S OBJECTIVE

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P
500. The Fund does not look to overweight or underweight sectors relative to the S&P 500.

Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest any portion of its assets that is not in equity securities or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investments.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year over the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998                     31.98%
1999                     18.02%
2000                    -11.11%
2001                    -12.14%


----------------------------------
BEST QUARTER              22.83%
----------------------------------
              4th quarter, 1998
----------------------------------
WORST QUARTER            -15.97%
----------------------------------
              3rd quarter, 2001

* Prior to a merger effective 9/7/01, the fund operated in a master-feeder structure. The fund's performance for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 12/31/97 to 9/10/01. Returns for the period 1/3/97 (commencement of operations) to 12/31/97 reflect the performance of the institutional feeder (whose investment program was identical to that of the Select Class). During this period the actual returns of Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than the institutional feeder.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS(%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                        PAST 1 YR.  LIFE OF FUND
-------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES               -12.14         9.97
-------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                      -12.44         9.33
-------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES               -7.39         7.96
-------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES,
   EXPENSES OR TAXES)                                    -11.88         9.53
-------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX (REFLECTS NO
   DEDUCTION FOR TAXES)                                  -12.83         8.58
-------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*   See footnote on previous page.
(1) The Fund commenced operations on 1/3/97. Performance for the benchmarks is as of 1/31/97.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                          0.35
 DISTRIBUTION (RULE 12b-1) FEES                           NONE
 SHAREHOLDER SERVICE FEES                                 0.25
 OTHER EXPENSES(1)                                        0.21
-------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                 0.81
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                 (0.06)
-------------------------------------------------------------------
 NET EXPENSES2                                            0.75
-------------------------------------------------------------------

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.75% Of its average daily net assets until 4/30/05. The total annual operating expenses are not expected to exceed 0.73% for Select Class Shares due to contractual caps on other classes of shares which require fund level subsidies. This arrangement may end when these fund level subsidies are no longer required. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                1 YR.       3 YRS.      5 YRS.       10 YRS.
-------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   77          240         431          984
-------------------------------------------------------------------------------

JPMorgan DIVERSIFIED FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 86 -
87.

THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY

Drawing on a variety of analytical tools, the Fund's adviser allocates assets among various types of stock and bond investments, based on the following model allocation:

- 52% medium-and large-cap U.S. stocks

- 35% U.S. and foreign bonds

- 10% foreign stocks

- 3% small-cap U.S. stocks

The adviser may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.

Within this asset allocation framework, the adviser selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment grade bond universe (currently about five years).

The Fund may also invest up to 25% of its total assets in high yield, non-investment grade securities in the rating categories BB by S&P or the equivalent by another national rating organization, or if they are unrated are deemed by the adviser to be of comparable quality (junk bonds).

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that are not in stocks or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the equity portion of the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the adviser's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in mid- and smallcapitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

To the extent that the Fund seeks higher returns by investing in junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have less secure financial positions.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
  - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
  - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
  - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
  - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the Fund Benchmark, the S&P 500 Index and the Lipper Balanced Funds Index, widely recognized market benchmarks. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell
2000(R) (3%), Salomon Smith Barney Broad Investment Grade Bond (35%), and MSCI EAFE (10%) indices.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994                     0.60%
1995                    26.47%
1996                    13.42%
1997                    18.47%
1998                    18.29%
1999                    13.87%
2000                    -4.24%
2001                    -5.89%


-----------------------------------
BEST QUARTER              13.39%
-----------------------------------
              4th quarter, 1998
-----------------------------------
WORST QUARTER             -9.65%
-----------------------------------
              3rd quarter, 2001

* Prior to a merger effective 9/7/01, the fund operated in a master-feeder structure. The Fund's performance for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 12/15/93 to 9/10/01. Returns for the period 9/10/93 to 12/15/93 are based on the performance of the institutional feeder (whose investment program was identical to the investment program of the Select Class Shares). During this period, the actual returns of select class shares would have been lower than those shown because Select Class Shares have higher expenses than the institutional feeder.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                            PAST 1 YR. PAST 5 YRS. LIFE OF FUND
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES     -5.89       7.54       9.25
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                            -7.02       5.75       7.44
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES    -3.59       5.43       6.86
--------------------------------------------------------------------------------
 FUND BENCHMARK (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                -5.34       8.92      10.49
--------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)               -11.88      10.70      13.85
--------------------------------------------------------------------------------
 LIPPER BALANCED FUNDS INDEX (REFLECTS
   NO DEDUCTION FOR TAXES)                     -3.24       8.37       9.34
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*   See footnote on previous page.
(1) The Fund commenced operations on 9/10/93. Performance for the benchmarks is as of 9/30/93.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                         0.55
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.26
-------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                                1.06
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.08)
-------------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.98
-------------------------------------------------------------------------------

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.98% Of its average daily net assets until 4/30/05. The total annual operating expenses are not expected to exceed 0.91% For Select Class Shares due to contractual caps on other classes of shares which require Fund level subsidies. This arrangement may end when these fund level subsidies are no longer required. In addition, the fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
-----------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   100        312         560         1,271
-----------------------------------------------------------------------------

JPMorgan DYNAMIC SMALL CAP FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.

THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600/BARRA Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMFAM(USA), applies an active equity management style focused on investing in small sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU
   INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P SmallCap 600/BARRA Growth Index and the Lipper Small-Cap Growth Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998                     13.46%
1999                     30.19%
2000                     11.91%
2001                    -13.92%


------------------------------------
BEST QUARTER               24.06%
------------------------------------
               4th quarter, 1999
------------------------------------
WORST QUARTER             -20.75%
------------------------------------
               1st quarter, 2001

* The Fund's performance for the period before the Select Class was launched on 4/5/99 is based on the performance of the Fund's Class A, which is invested in the same portfolio of securities, but whose shares are not being offered in this prospectus.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                                    LIFE
                                                    PAST 1 YR.      OF FUND
----------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES            -13.92        14.94
----------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                   -13.92        14.00
----------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES            -8.48        12.42
----------------------------------------------------------------------------
 S&P SMALLCAP 600/BARRA GROWTH INDEX (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           -1.18         5.60
----------------------------------------------------------------------------
 LIPPER SMALL-CAP GROWTH FUNDS INDEX (REFLECTS
   NO DEDUCTION FOR TAXES)                            -12.75         7.32
----------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*   See footnote on previous page.
(1) The Fund commenced operations on 5/19/97. Performance for the benchmarks is as of 5/31/97.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                         0.65
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                      11.31
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                               12.21
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                               (11.11)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                         1.10
--------------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred in the fiscal year ended 10/31/01, after which the fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.10% Of its average daily net assets until 4/30/03. In addition, the fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses of 1.10% through 4/30/03, and 2.10% thereafter through 4/30/12.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   112        561         1,037       2,352
-------------------------------------------------------------------------------

JPMorgan EQUITY GROWTH FUND

RISK/RETURNSUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.

THE FUND'S OBJECTIVES
The Fund seeks to provide capital appreciation. Producing current income is a secondary objective.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest any portion of its assets that is not in equities or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, JPMFAM(USA), the adviser, seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:

- projected earnings growth rate that is greater than or equal to the equity markets in general

- return on assets and return on equity equal to or greater than the equity markets in general

- market capitalization of more than $500 million

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL REVERSE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Select Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Growth Index, S&P 500/BARRA Growth Index and the Lipper Large-Cap Growth Funds Index, widely recognized market benchmarks. In the past, the Fund has compared its performance to the S&P 500/BARRA Growth Index, but in the future, the Fund intends to compare its performance to the Russell 1000(R) Growth Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1992                      6.43%
1993                      2.48%
1994                     -0.90%
1995                     25.78%
1996                     20.52%
1997                     37.20%
1998                     41.38%
1999                     31.85%
2000                    -23.65%
2001                    -18.86%


----------------------------------------
BEST QUARTER                  27.40%
----------------------------------------
                  4th quarter, 1998
----------------------------------------
WORST QUARTER                -18.49%
----------------------------------------
                  1st quarter, 2001

(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001

                                                   PAST 1 YR.       PAST 5 YRS.    PAST 10 YRS.
------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES          -18.86             9.64         10.01
------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                 -20.28             8.31          9.34
------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES         -10.13             8.13          8.66
------------------------------------------------------------------------------------------------
 RUSSELL 1000(R) GROWTH INDEX (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)           -20.42             8.27         10.80
------------------------------------------------------------------------------------------------
 S&P 500/BARRA GROWTH INDEX (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)           -12.73            11.07         12.30
------------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP GROWTH FUNDS INDEX (REFLECTS
   NO DEDUCTION FOR TAXES)                          -23.87             7.50         10.60
------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                  0.50
 DISTRIBUTION (RULE 12b-1) FEES                                   NONE
 SHAREHOLDER SERVICE FEES                                         0.25
 OTHER EXPENSES(1)                                                0.30
------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                         1.05
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                         (0.05)
------------------------------------------------------------------------------
 NET EXPENSES(2)                                                  1.00
------------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred during the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% Of its average daily net assets until 4/30/03. In addition, the fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
 YOURCOST ($)
 (WITH OR WITHOUT REDEMPTION)     102        329         575         1,278
-------------------------------------------------------------------------------

JPMorgan EQUITY INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.

THE FUND'S OBJECTIVE
The Fund seeks to invest in securities that provide both capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of primarily income-oriented stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in investment grade debt securities, high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMFAM (USA), the adviser, seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above average dividend yield and a consistent dividend record. The Fund seeks to own securities that have attractive value characteristics and emphasizes companies with market capitalizations greater than $500 million.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small- and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Select Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Value Index, S&P 500 Index and the Lipper Equity Income Funds Index, widely recognized market benchmarks. In the past, the Fund has compared its performance to the S&P 500 Index, but in the future, the Fund intends to compare its performance to the Russell 1000(R) Value Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1992                      5.61%
1993                     12.34%
1994                     -3.37%
1995                     33.72%
1996                     17.87%
1997                     31.05%
1998                     26.20%
1999                     13.06%
2000                     -3.85%
2001                    -12.43%


-------------------------------------------------
BEST QUARTER                       18.89%
-------------------------------------------------
                       4th quarter, 1998
-------------------------------------------------
WORST QUARTER                     -11.83%
-------------------------------------------------
                       1st quarter, 2001
-------------------------------------------------

(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001

                                                           PAST 1 YR.          PAST 5 YRS.        PAST 10 YRS.
---------------------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES                  -12.43                9.50              11.02
---------------------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                         -12.74                7.90              10.21
---------------------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES                  -7.48                7.85               9.49
---------------------------------------------------------------------------------------------------------------------------
 RUSSELL 1000(R) VALUE INDEX (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)                    -5.59               11.13              14.16
---------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
   FEES, EXPENSES OR TAXES)                                 -11.88               10.70              12.94
---------------------------------------------------------------------------------------------------------------------------
 LPPER EQUITY INCOME FUNDS INDEX (REFLECTS
   NO DEDUCTION FOR TAXES)                                   -5.20                8.57              11.18
---------------------------------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES(%)(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS
ASSETS)

 MANAGEMENT FEES                                                 0.40
 DISTRIBUTION (RULE 12b-1) FEES                                  NONE
 SHAREHOLDER SERVICE FEES                                        0.25
 OTHER EXPENSES(1)                                               0.33
-----------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                        0.98
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                        (0.08)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                 0.90
-----------------------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred during the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.90% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
 YOURCOST ($)
 (WITH OR WITHOUT REDEMPTION)     92         304         534         1,194
-------------------------------------------------------------------------------

JPMorgan GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.

THE FUND'S OBJECTIVE
The Fund seeks to provide capital growth over the long term and earn income from dividends.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing all of its investable assets in the Growth and Income Portfolio, an open-end investment company which has an identical investment objective and the same policies as the Fund. As a result, the strategies and risks outlined below apply to the Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500/BARRA Value Index stocks. The adviser will emphasize companies which are leaders within their sectors. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity securities, under normal market condition, it may invest up to 20% of its total assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

INVESTMENT PROCESS

In managing the Fund, JPMFAM (USA), the adviser, applies an active equity management style. The Fund focuses on companies with high quality management, with a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The value of the Fund's convertible securities tends to fall when prevailing interest rates rise. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government debt securities, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.

    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index and the Lipper Large-Cap Value Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992                     15.06%
1993                     12.99%
1994                     -3.41%
1995                     27.55%
1996                     19.86%
1997                     30.07%
1998                     14.50%
1999                      8.52%
2000                      0.86%
2001                    -11.81%

----------------------------------------------
BEST QUARTER                      16.76%
----------------------------------------------
                      4th quarter, 1998
----------------------------------------------
WORST QUARTER                    -14.23%
----------------------------------------------
                      3rd quarter, 2001

* The Fund's performance for the period before the Select Class was launched on 1/24/96 is based on the performance of the Fund's Class A, which is invested in the same portfolio of securities as the Select Class, but whose shares are not being offered in this prospectus.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*

                                                    PAST 1 YR.       PAST 5 YRS.   PAST 10 YRS.
-------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES            -11.81             7.53         10.68
-------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                   -12.03             4.81          8.46
-------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES            -7.19             5.92          8.53
-------------------------------------------------------------------------------------------------
 S&P 500/BARRA VALUE INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES                        -11.71             9.49         13.10
-------------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP VALUE FUNDS INDES (REFLECTS
   NO DEDUCTION FOR TAXES)                             -8.58             9.42         12.05
-------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*See footnote on previous page.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES(1) (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                       0.40
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.25
 OTHER EXPENSES(2)                                                     1.42
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                              2.07
 FEE WAIVER AND EXPENSE REIMBURSEMENT(3)                              (1.17)
--------------------------------------------------------------------------------
 NET EXPENSES(3)                                                       0.90
--------------------------------------------------------------------------------

(1) The fund has a master/feeder structure as described under The Funds' Management and Administration later in this prospectus. This table shows the Select Class expenses and its share of master portfolio expenses, expressed as a percentage of average daily net assets.
(2) "Other Expenses" are based on expenses incurred in the fiscal year ended 10/31/01, after which the fund changed its fiscal year end to 12/31.
(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.90% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
-----------------------------------------------------------------------------
 YOURCOST ($)
 (WITH OR WITHOUT REDEMPTION)     92         536         1,006       2,307
-----------------------------------------------------------------------------

JPMorgan MID CAP VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.

THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary reciepts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

Robert Fleming Inc. (Robert Fleming), the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success.

Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P MidCap 400/BARRA Value Index, the Russell Midcap(R) Value Index and the Lipper Mid-Cap Value Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998                    19.77%
1999                    13.87%
2000                    35.28%
2001                     9.91%


--------------------------------------------
BEST QUARTER                   17.96%
--------------------------------------------
                   4th quarter, 1998
--------------------------------------------
WORST QUARTER                 -11.06%
--------------------------------------------
                   3rd quarter, 1998
--------------------------------------------

* The Select Class was launched on 10/31/01. The Fund's performance from 11/13/97 (commencement of operations) to 10/31/01 (for the table) and from 11/13/97 through 12/31/01 (for the bar chart) is based on the performance of the Fund's Institutional Class, which invests in the same portfolio of securities, but whose shares are not being offered in this prospectus. During these periods, the actual returns of Select Class Shares would have been lower than shown because select class shares have higher expenses than Institutional Class Shares.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)

                                                  PAST 1 YR.    LIFE OF FUND
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES        9.87          20.04
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                               7.90          16.17
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES       6.44          14.69
--------------------------------------------------------------------------------
 S&P MIDCAP 400/BARRA VALUE INDEX (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)         7.14          11.42
--------------------------------------------------------------------------------
 RUSSELL MIDCAP(R) VALUE INDEX  (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES OR TAXES)      2.33           7.22
--------------------------------------------------------------------------------
 LIPPER MID-CAP VALUE FUNDS INDEX (REFLECTS NO
   DEDUCTION FOR TAXES)                           6.73           6.88
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*   See footnote on previous page.
(1) Performance for the benchmarks is as of 11/30/97.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES
The estimated expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                      0.70
 DISTRIBUTION (RULE 12b-1) FEES                                       NONE
 SHAREHOLDER SERVICE FEES                                             NONE
 OTHER EXPENSES(1)                                                    2.80
-------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                             3.50
-------------------------------------------------------------------------------
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                             (2.50)
-------------------------------------------------------------------------------
 NET EXPENSES(2)                                                      1.00
-------------------------------------------------------------------------------

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses of 1.00% through 4/30/03, and 2.00% thereafter through 4/30/12.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)     102        531         985         2,247
-------------------------------------------------------------------------------

JPMorgan SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.

THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMFAM (USA), the adviser, applies an active equity management style and a disciplined stock selection process which focuses on companies with positive business fundamentals such as strong earnings prospects and increasing market share. The Fund also focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.

    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*, (1)

1995                    54.04%
1996                    29.18%
1997                    18.15%
1998                     3.71%
1999                    14.37%
2000                    14.80%
2001                    -5.68%

----------------------------------------
BEST QUARTER                 19.51%
----------------------------------------
                 4th quarter, 1998
----------------------------------------
WORST QUARTER               -21.04%
----------------------------------------
                 3rd quarter, 1998

* The fund's performance for the period before the Select Class was launched on 5/7/96 is based on the performance of the Fund's Class A, which invests in the same portfolio of securities, but whose shares are not being offered in this prospectus, from 12/20/94 (commencement of operations) to 5/7/96.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)

                                                       PAST 1 YR.          PAST 5 YRS.        LIFE OF FUND
----------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES               -5.68                 8.70               17.65
----------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                      -5.68                 7.31               16.38
----------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES              -3.46                 6.96               14.92
----------------------------------------------------------------------------------------------------------------
 S&P SMALLCAP 600 INDEX (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)                 6.54                10.60               15.05
----------------------------------------------------------------------------------------------------------------
 LIPPER SMALL-CAP CORE CORE FUNDS
   INDEX (REFLECTS NO DEDUCTION FOR TAXES)                7.13                10.15               14.11
----------------------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*   See footnote on previous page.
(1) Performance for the benchmarks is as of 12/31/94.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                     0.65
 DISTRIBUTION (RULE 12b-1) FEES                                      NONE
 SHAREHOLDER SERVICE FEES                                            0.25
 OTHER EXPENSES(1)                                                   0.22
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                            1.12
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                            (0.27)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                     0.85
--------------------------------------------------------------------------------

(1) "Other expenses" are based on expenses incurred during the fiscal year ended 10/31/01, after which the Fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.85% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)     87         329         591         1,339
-------------------------------------------------------------------------------

JPMorgan SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.

THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations of not more than $2.5 billion at the time of purchase. The Fund invests in a broad portfolio of common stocks that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
Robert Fleming, the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser's selection process for the portfolio is a multi-faceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search. The adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits numerous companies each year and has in-office meetings and conference contacts.

During the research phase, the adviser looks for companies that it believes can generate consistent, above average rates of growth over a sustained period of time. Therefore, in addition to quantitative factors, the adviser considers qualitative factors, such as the adviser's level of confidence in the management and the competitive position of a company; the predictability and durability of the business relative to its valuation; the level of business risk in the company's end markets and our evaluation of any short term categories of change, both positive and negative.

The adviser may sell a security for the following reasons: a new investment may displace a current holding; a change in a company's fundamentals may lead to a re-evaluation of a stock's potential; a security may become overvalued; or the market capitalization of a security may exceed the guidelines set by the Fund's adviser.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for nonhedging purposes, they could cause losses that exceed the Fund's original investment.

    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell 2000(R) Index, the Russell 2000(R) Growth Index and Lipper Small Cap Growth Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998                     14.86%
1999                     46.54%
2000                     -7.79%
2001                    -10.90%


---------------------------------------------
BEST QUARTER                   36.36%
---------------------------------------------
                   4th quarter, 2001
---------------------------------------------
WORST QUARTER                 -34.17%
---------------------------------------------
                   3rd quarter, 2001

* The Select Class was launched on 10/31/01. The Fund's performance from 11/14/97 (commencement of operations) to 10/31/01 (for the table) and from 11/14/97 through 12/31/01 (for the bar chart) is based on the performance of the Fund's Institutional Class, which invests in the same portfolio of securities, but whose shares are not being offered in this prospectus. During these periods, the actual returns of the Select Class Shares would have been lower than those shown because the Select Class Shares have higher expenses than Institutional Class Shares.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)

                                                          PAST 1 YR.  LIFE OF FUND
----------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES                  -11.09       8.65
----------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                         -11.09       5.18
----------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES                  -6.75       5.73
----------------------------------------------------------------------------------------
 RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                               2.49       4.46
----------------------------------------------------------------------------------------
 RUSSELL 2000(R) GROWTH INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                              -9.23       0.50
----------------------------------------------------------------------------------------
 LIPPER SMALL CAP GROWTH FUNDS INDEX (REFLECTS NO
   DEDUCTION FOR TAXES)                                     -12.97       6.27
----------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*   See footnote on previous page.
(1) Performance for the benchmarks is as of 11/30/97.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES
The estimated expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                      0.80
 DISTRIBUTION (RULE 12b-1) FEES                                       NONE
 SHAREHOLDER SERVICE FEES                                             NONE
 OTHER EXPENSES(1)                                                    5.27
-----------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                             6.07
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                             (4.97)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                      1.10
-----------------------------------------------------------------------------

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.10% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses of 1.10% through 4/30/03, and 2.10% thereafter through 4/30/12.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                    1 YR.       3 YRS.     5 YRS.       10 YRS.
----------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)       112         561        1,037        2,352
----------------------------------------------------------------------------------

JPMorgan U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.

THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market cpitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992                     8.73%
1993                    11.02%
1994                    -0.61%
1995                    32.48%
1996                    21.06%
1997                    28.41%
1998                    24.45%
1999                    14.69%
2000                    -6.61%
2001                    -9.43%

-----------------------------------------------
BEST QUARTER                    21.33%
-----------------------------------------------
                    4th quarter, 1998
-----------------------------------------------
WORST QUARTER                  -15.75%
-----------------------------------------------
                    3rd quarter, 2001

* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. the Fund's performance for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 7/19/93 to 9/10/01. returns for the period from 1/1/92 to 7/19/93 reflect the performance of the pierpont equity fund, the predecessor of the Fund.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*

                                                        PAST 1 YR.         PAST 5 YRS.          PAST 10 YRS.
--------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES                 -9.43              9.16                 11.55
--------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                        -9.73              5.77                  8.00
--------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES                -5.61              6.66                  8.24
--------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                           -11.88             10.70                 12.94
--------------------------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX
   (REFLECTS NO DEDUCTION FOR TAXES)                      -12.83              9.59                 11.47
--------------------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* See footnote on previous page.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                      0.40
 DISTRIBUTION (RULE 12b-1) FEES                                       NONE
 SHAREHOLDER SERVICE FEES                                             0.25
 OTHER EXPENSES(1)                                                    0.24
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                             0.89
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                             (0.10)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                      0.79
--------------------------------------------------------------------------------

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.79% Of its average daily net assets until 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXPENSE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   81         252         462         1,067
------------------------------------------------------------------------------

JPMorgan U.S. SMALL COMPANY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.

THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of small company stocks.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations that are greater than $125 million and less than $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the Russell 2000(R) Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those stocks that it considers most attractively valued. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

The Fund pursues returns that exceed those of the Russell 2000(R) Index while seeking to limit its volatility relative to this index.

The Fund may invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on nearterm expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rakings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the management team often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000(R) Index and the Lipper Small-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992                    18.98%
1993                     8.58%
1994                    -5.89%
1995                    31.86%
1996                    20.75%
1997                    22.75%
1998                    -5.49%
1999                    44.00%
2000                    -9.80%
2001                    -8.96%

-------------------------------------------------
BEST QUARTER                           34.68%
-------------------------------------------------
                           4th quarter, 1999
-------------------------------------------------
WORST QUARTER                         -22.61%
-------------------------------------------------
                           3rd quarter, 2001

* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 7/19/93 to 9/10/01. Returns for the period from 1/1/92 through 7/19/93 reflect the performance of the Pierpont Capital Appreciation Fund, the predecessor of the fund.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*

                                                  PAST 1 YR.  PAST 5 YRS.  PAST 10 YRS.
--------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES           -8.96       6.53       10.26
--------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                  -9.20       4.56        7.52
--------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES          -5.38       4.75        7.36
--------------------------------------------------------------------------------------------
 RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                       2.49       7.52       11.51
--------------------------------------------------------------------------------------------
 LIPPER SMALL-CAP CORE FUNDS INDEX
   (REFLECTS NO DEDUCTION FOR TAXES)                  7.13      10.15       12.61
--------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*See footnote on previous page.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                       0.60
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.25
 OTHER EXPENSES(1)                                                     0.23
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                              1.08
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                              (0.07)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                       1.01
--------------------------------------------------------------------------------

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.01% Of its average daily net assets until 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                      1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)         103        322         574         1,297
-------------------------------------------------------------------------------------

JPMorgan U.S. SMALL COMPANY OPPORTUNITIES FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.

THE FUND'S OBJECTIVE
The Fund seeks to provide long-term growth from a portfolio of small company growth stocks.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies whose market capitalizations are greater than $125 million and less than $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. While the Fund holds stocks in many sectors to reduce the impact of poor performance in any one sector, it tends to emphasize sectors with higher growth potential. The Fund is invested in sectors represented in its benchmark, the Russell 2000(R) Growth Index.

In searching for companies, the Fund employs a growth-oriented approach that focuses on each company's business strategies and its competitive environment. The Fund seeks to buy stocks when they are attractively valued and are poised for long-term growth. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, it may invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.
     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the management team often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The value of your investment in the Fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of the adviser's research and the management team's stock picking decisions.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group. Because the Fund seeks to outperform the Russell 2000(R) Growth Index but does not seek to replicate it, investors should expect higher volatility compared to this index or to more conservatively managed small-cap funds.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell 2000(R) Growth Index and the Lipper Small-Cap Growth Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1998                      5.21%
1999                     61.63%
2000                    -21.63%
2001                    -24.77%


--------------------------------------------
BEST QUARTER                   42.58%
--------------------------------------------
                   4th quarter, 1999
--------------------------------------------
WORST QUARTER                 -32.13%
--------------------------------------------
                   3rd quarter, 2001

* Prior to a merger effective 9/7/01, the fund operated in a master-feeder structure. The Fund's performance for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 6/16/97 (commencement of operations) to 9/10/01.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)

                                                         PAST 1 YR.   LIFE OF FUND
------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES                 -24.77       3.85
------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                        -24.77       3.09
------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES                -15.08       2.99
------------------------------------------------------------------------------------------
 RUSSELL 2000(R) GROWTH INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                             -9.23       2.03
------------------------------------------------------------------------------------------
 LIPPER SMALL-CAP GROWTH FUNDS INDEX
   (REFLECTS NO DEDUCTION FOR TAXES)                       -12.97       7.56
------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*   See footnote on previous page.
(1) Performance of the benchmark is as of 6/30/97.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                       0.60
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.25
 OTHER EXPENSES(1)                                                     0.26
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                              1.11
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                              (0.09)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                       1.02
--------------------------------------------------------------------------------

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.02% Of its average daily net assets until 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                    1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)       104        325         584         1,326
----------------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION

The Disciplined Equity, Diversified, U.S. Equity and U.S. Small Company Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The U.S. Small Company Opportunities Fund is a series of J.P. Morgan Funds, a Massachusetts business trust. The Balanced, Core Equity, Equity Growth and Equity Income Funds are series of Mutual Fund Investment Trust a, Massachusetts business trust. The Mid Cap Value and Small Cap Growth Funds are series of Fleming Mutual Fund Group, Inc., a Maryland corporation. The Capital Growth, Dynamic Small Cap, Growth and Income and Small Cap Equity Funds are series of Mutual Fund Group, a Massachusetts business trust. The trustees of each trust and the directors of the corporation are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.

The Growth and Income Fund is also a "feeder" fund that invests in the Growth and Income Portfolio, a master portfolio (Portfolio). The Portfolio accepts investments from other feeder funds, and all the feeders of the Portfolio bear the Portfolio's expenses in proportion to their assets. The Growth and Income Fund and the Portfolio expect to maintain consistent goals, but if they do not, the Growth and Income Fund will withdraw from the Portfolio, receiving its assets either in cash or securities. The Growth and Income Fund's trustees would then consider whether the Growth and Income Fund should hire its own investment adviser, invest in a different master portfolio, or take other action. (Except where indicated, this section uses the term the "Growth and Income Fund" to mean the Growth and Income Fund and the Portfolio taken together.)

Each class in a multiple class fund and each feeder in a master-feeder fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class or feeder, as the case may be, could offer access to a Fund or Portfolio, respectively, on different terms and thus would experience different performance, than another class or feeder, respectively. Certain classes or feeders may be more appropriate for a particular investor.

THE FUNDS' INVESTMENT ADVISERS
JPMIM, JPMFAM (USA) and Robert Fleming are the investment advisers and make the day-to-day investment decisions for the Funds.

JPMIM is the investment adviser for the Disciplined Equity, Diversified, U.S. Equity, U.S. Small Company, and U.S. Small Company Opportunities Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the Balanced, Capital Growth, Core Equity,Dynamic SmallCap, Equity Growth, Equity Income, Growth and Income and Small Cap Equity Funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Robert Fleming is the investment adviser for the Mid CapValue and Small Cap Growth Funds. Robert Fleming is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM and Robert Fleming are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is also a wholly owned subsidiary of JPMorgan Chase.

During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average daily net assets as follows:

                                                            FISCAL
 FUND                                                       YEAR END     %
--------------------------------------------------------------------------------
 BALANCED FUND                                              12/31/01     0.50
--------------------------------------------------------------------------------
 CAPITAL GROWTH FUND                                        12/31/01     0.40
--------------------------------------------------------------------------------
 CORE EQUITY FUND                                           12/31/01     0.50
--------------------------------------------------------------------------------
 DISCIPLINED EQUITY FUND                                    12/31/01     0.35
--------------------------------------------------------------------------------
 DIVERSIFIED FUND                                           12/31/01     0.55
--------------------------------------------------------------------------------
 DYNAMIC SMALL CAP FUND                                     12/31/01     0.65
--------------------------------------------------------------------------------
 EQUITY GROWTH FUND                                         12/31/01     0.50
--------------------------------------------------------------------------------
 EQUITY INCOME FUND                                         12/31/01     0.37
--------------------------------------------------------------------------------
 GROWTH AND INCOME FUND                                     12/31/01     0.40
--------------------------------------------------------------------------------
 MID CAP VALUE FUND                                         12/31/01     0.00
--------------------------------------------------------------------------------
 SMALL CAP EQUITY FUND                                      12/31/01     0.65
--------------------------------------------------------------------------------
 SMALL CAP GROWTH FUND                                      12/31/01     0.00
--------------------------------------------------------------------------------
 U.S. EQUITY FUND                                           12/31/01     0.40
--------------------------------------------------------------------------------
 U.S. SMALL COMPANY FUND                                    12/31/01     0.60
--------------------------------------------------------------------------------
 U.S. SMALL COMPANY OPPORTUNITIES FUND                      12/31/01     0.60
--------------------------------------------------------------------------------

THE PORTFOLIO MANAGERS

BALANCED FUND

The portfolio management team for the equity portion of the Fund's portfolio is comprised of a team of research analysts who select stocks in their respective sectors using the investment strategy described earlier in this prospectus. Anne Lester, Vice President of the adviser, is responsible for overseeing the management of the Fund's overall portfolio. James H. Russo, Vice President of the adviser and CFA, and Susan Bao, Vice President of the adviser and CFA, are responsible for overseeing and managing the cash flows of the equity portion of the portfolio. Ms. Lester has been at JPMFAM(USA) or one of its affiliates since 1992. Mr. Russo has been at JPMFAM (USA) or one of its affiliates since 1994. Ms. Bao has been at JPMFAM (USA) or one of its affiliates since 1997. She is responsible for the daily implementation and maintenance of U.S. equity portfolios. The fixed-income portion of the portfolio is managed by a team of individuals at JPMFAM (USA).

CAPITAL GROWTH FUND

Christopher Mark Vyvyan Jones serves as portfolio manager to the Fund. Mr. Jones has worked as a portfolio manager with various affiliates of JPMFAM (USA), the adviser, since 1982. He is currently a Director of the adviser and is head of the adviser's small company team.

CORE EQUITY FUND
Thomas Luddy, Managing Director of the adviser, is responsible for the management of the Fund. Mr. Luddy is head of the U.S. Equity Research Group. Mr. Luddy has been employed at JPMFAM (USA) or one of its affiliates since 1976 and has held numerous key positions in the firm, including such roles as Global Head of Equity and Chief Investment Officer.

DISCIPLINED EQUITY FUND

The portfolio management team is led by Joseph Gill, Vice President of the adviser, Timothy J. Devlin, Vice President of the adviser, and Nanette Buziak, Vice President of the adviser. Mr. Gill has been at JPMIM since 1996. Mr. Devlin has been at JPMIM since 1996. Ms. Buziak has been at JPMIM since 1997.

DIVERSIFIED FUND

The portfolio management team is led by John M. Devlin, Vice President of the adviser, who joined the team in December 1993 and has been at JPMIM since 1986, and Anne Lester, Vice President of the adviser, who joined the team in June 2000 and has been at JPMIM since 1992. Prior to managing this Fund, Ms. Lester worked in the Product Development group as a fixed income and currency trader and as a portfolio manager in Milan.

DYNAMIC SMALL CAP FUND

The portfolio management team is led by Juliet Ellis, Vice President of the adviser and CFA. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. She has been managing the Fund since August 1999.

EQUITY GROWTH FUND

The portfolio management team is led by Peter E. Miller, Managing Director of the adviser, and Peter Zuleba, Vice President of the adviser. Messrs. Miller and Zuleba have been employed with JPMFAM (USA) or one of its affiliates since 1989 and are portfolio managers in the Private Banking Group.

EQUITY INCOME FUND
Bradford L. Frishberg, Vice President of the adviser, oversees the Fund and has been employed at JPMFAM (USA) or one of its affiliates since 1996. Mr. Frishberg is a portfolio manager in the equity and balanced groups.

GROWTH AND INCOME FUND

Jonathan Kendrew Llewelyn Simon serves as portfolio manager to the Fund. Mr. Simon has worked as a portfolio manager with various affiliates of the adviser since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming.

MID CAP VALUE FUND

Mr. Simon serves as portfolio manager to the Fund. Information on Mr. Simon is discussed earlier in this prospectus.

SMALL CAP EQUITY FUND

Ms. Ellis is responsible for management of the Fund. She has been managing the Fund since August 1999. Information on Ms. Ellis is discussed earlier in this prospectus.

SMALL CAP GROWTH FUND

Mr. Jones serves as portfolio manager to the Fund. Information on Mr. Jones is discussed earlier in this prospectus.

U.S. EQUITY FUND

The portfolio management team is comprised of a team of research analysts who select stocks in their respective sectors using the investment process described earlier in this prospectus. Mr. Russo and Ms. Bao are responsible for overseeing and managing the cash flows of the portfolio. Information on Mr. Russo and Ms. Bao is discussed earlier in this prospectus.

U.S. SMALL COMPANY FUND

The portfolio management team is led by Marian U. Pardo, Managing Director of the adviser, and Carolyn Jones, Vice President of the adviser. Ms. Pardo has been at JPMIM since 1968, except for five months in 1988 when she was president of a small investment management firm. Prior to managing the

Fund, Ms. Pardo managed small- and large-cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Jones has been with JPMIM since July 1998. Prior to managing this Fund, Ms. Jones served as a portfolio manager in JPMIM's private banking group and as a product specialist at Merrill Lynch Asset Management.

U.S. SMALL COMPANY OPPORTUNITIES FUND

The portfolio management team is led by Ms. Pardo and Ms. Jones. Information on Ms. Pardo and Ms. Jones is discussed earlier in this prospectus.

THE FUNDS' ADMINISTRATOR

JPMorgan Chase Bank (Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Funds have agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Select Class Shares of each Fund held by investors serviced by the shareholder servicing agent.

The advisers and/or the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE  FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Select Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You will pay the next NAV calculated after the JPMorgan Fund Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM
Tell your representative or firm which Funds you want to buy and he or she will contact us. Your representative or firm may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives or firms charge a single fee that covers all services. Your representative or firm may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMorgan FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan FUNDS SERVICE CENTER

P.O. BOX 219392
KANSAS CITY, MO 64121-9392

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

MINIMUM INVESTMENTS

Investors must buy a minimum of $1,000,000 worth of Select Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. Current shareholders of Select Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Shares of the Funds without regard to this minimum. An investor can combine purchases of Select Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. Each Fund may waive this minimum at its discretion.

SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Funds Service Center must receive your request before the close of regular trading on the NYSE. We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Funds will make available to you the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM

Tell your representative or firm which Funds you want to sell. They will send all necessary documents to the JPMorgan Funds Service Center.

THROUGH THE JPMorgan FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your Select Class Shares for shares of the same class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Funds you want to buy before making an exchange. Call 1-800-348-4782 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the investment minimum noted above for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account. This restriction does not apply to shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMorgan FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to Select Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Balanced Fund, Core Equity Fund, Disciplined Equity Fund, Diversified Fund, Equity Growth Fund, Equity Income Fund, Growth and Income Fund and U.S. Equity Fund generally distribute any net investment income at least quarterly. The Capital Growth Fund, Dynamic Small Cap Fund, Mid Cap Value Fund, Small Cap Equity Fund, Small Cap Growth Fund, U.S. Small Company Fund and the U.S. Small Company Opportunities Fund generally distribute any net investment income at least annually. Net capital gains, if any, are distributed annually. The Funds may decide to make more or fewer distributions in a given year.

You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.

POTENTIAL RISKS                         POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
--------------------------------------  ----------------------------------------------  ------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
-  When a Fund buys securities          -  The Funds can take advantage of attractive   -  The Fund segregates liquid assets to
   before issue or for delayed             transaction opportunities                       offset leverage risks
   delivery, it could be exposed
   to leverage risk if it does not
   segregate liquid assets

SHORT-TERM TRADING
-  Increased trading could raise        -  The Funds could realize gains in a short     -  The Funds generally avoids short-term
   a Fund's brokerage and related          period of time                                  trading, except to take advantage of
   costs                                                                                   attractive or unexpected opportunities
-  Increased short-term capital         -  The Funds could protect against losses if       or to meet demands generated by
   gains distributions could raise         a stock is overvalued and its value later       shareholder activity
   shareholders' income tax liability      falls

DERIVATIVES
-  Derivatives such as futures,         -  Hedges that correlate well with              -  The Funds uses derivatives, for hedging
   options, swaps, and forward             underlying positions can reduce or              and for risk management (i.e., to
   foreign currency contracts(1)           eliminate losses at low cost                    establish or adjust exposure to
   that are used for hedging the        -  The Funds could make money and protect          particular securities, markets or
   portfolio or specific securities        against losses if management's analysis         currencies); risk management may include
   may not fully offset the                proves correct                                  management of a Fund's exposure
   underlying positions and this        -  Derivatives that involve leverage could         relative to its benchmark. Certain Funds
   could result in losses to               generate substantial gains at low cost          may also use derivatives to increase the
   a Fund that would not have                                                              Fund's gain.
   otherwise occurred                                                                   -  A Fund only establishes hedges that it
-  Derivatives used for risk                                                               expects will be highly correlated with
   management or to increase the                                                           underlying positions
   Fund's gain may not have the                                                         -  While the Funds may use derivatives that
   intended effects and may result in                                                      incidentally involve leverage, they do
   losses or missed opportunities                                                          not use them for the specific purpose of
-  The counterparty to a derivatives                                                       leveraging their portfolio
   contract could default
-  Derivatives that involve leverage
   could magnify losses
-  Certain types of derivatives
   involve costs to the Fund which
   can reduce returns
-  Derivatives may, for tax purposes,
   affect the character of gain and
   loss realized by a Fund, accelerate
   recognition of income to a Fund,
   affect the holding period of a
   Fund's assets, and defer
   recognition of certain of a Fund's
   losses

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency conract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                         POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
--------------------------------------  ----------------------------------------------  --------------------------------------------
SECURITIES LENDING
-  When a Fund lends a security, there  -   The Funds may enhance income through the    -  Each adviser maintains a list of
   is a risk that the loaned securities     investment of the collateral received from     approved borrowers
   may not be returned if the borrower      the borrower                                -  The Funds receive collateral equal to at
   or the lending agent defaults                                                           least 100% of the current value of the
-  The collateral will be subject to                                                       securities loaned plus accrued interest
   the risks of the securities in which                                                 -  The lending agents indemnify the Funds
   it is invested                                                                          against borrower default
                                                                                        -  Each adviser's collateral investment
                                                                                           guidelines limit the quality and
                                                                                           duration of collateral investment to
                                                                                           minimize losses
                                                                                        -  Upon recall, the borrower must return
                                                                                           the securities loaned within the normal
                                                                                           settlement period

MARKET CONDITIONS
-  Each Fund's share price and          -   Stocks have generally outperformed more     -  Under normal circumstances the Funds
   performance will fluctuate in            stable investments (such as bonds and          plan to invest in accordance with
   response to stock and/or bond market     cash equivalents) over the long term           its policies. Equity investments in
   market movements                     -   With respect to the Diversified and            stocks may include U.S. and foreign
-  Adverse market conditions may from       Balanced Funds, a diversified,                 common stocks, convertible securities,
   time to time cause a Fund to take        balanced portfolio should mitigate             preferred stocks, trust or partnership
   temporary defensive positions that       the effects of wide market                     interests, warrants, rights, REIT
   are inconsistent with its principal      fluctuations, especially when stock            interests and investment company
   investment strategies and may            and bond prices move in different              securities
   hinder the Fund from achieving its       directions                                  -  Each Fund seeks to limit risk and
   investment objective                                                                    enhance performance through active
                                                                                           management and/or diversification
                                                                                        -  During severe market downturns,each Fund
                                                                                           has the option of investing up to 100%
                                                                                           of assets in high quality short-term
                                                                                           securities

MANAGEMENT CHOICES
-  A Fund could underperform its        -   A Fund could outperform its                 -  The advisers focus their active
   benchmark due to its securities          benchmark due to these same choices            management on securities selection, the
   and asset allocation choices                                                            area where they believe their commitment
                                                                                           to research can most enhance returns

FOREIGN INVESTMENTS
-  Currency exchange rate movements     -   Favorable exchange rate movements could     -  The Funds anticipate that total foreign
   could reduce gains or create losses      generate gains or reduce losses                investments will not exceed 20% of
-  A Fund could lose money because      -   Foreign investments, which represent a         assets (30% for Diversified
   foreign government actions,              major portion of the world's securities,       Fund, 30% for Equity Growth Fund and 10%
   political instability or lack of         offer attractive potential performance and     for Small Cap GrowthFund)
   adequate and accurate information        opportunities for diversification           -  The Funds actively manage the currency
-  Currency and investment risks tend   -   Emerging markets can offer higher returns      exposure of their foreign investments
   to be higher in emerging markets;                                                       relative to their benchmarks, and may
   these markets also present higher                                                       hedge back into the U.S. dollar from
   liquidity and valuation risks                                                           time to time (see also "Derivatives");
                                                                                           these currency management techniques may
                                                                                           not be available for certain emerging
                                                                                           markets  investments

ILLIQUID HOLDINGS
-  Each Fund could have difficulty      -   These holdings may offer more attractive    -  No Fund may invest more than 15% of net
   valuing these holdings precisely         yields or potential growth than comparable     assets in illiquid holdings
-  Each Fund could be unable to sell        widely traded securities                    -  To maintain adequate liquidity to meet
   these holdings at the time or                                                           redemptions, each Fund may hold high
   price it desires                                                                        quality short-term securities (including
                                                                                           repurchase agreements and reverse
                                                                                           repurchase agreements) and, for
                                                                                           temporary or extraordinary purposes,
                                                                                           may borrow from banks up to 33 1/3% of
                                                                                           the value of its total assets or draw
                                                                                           on a line of credit

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

JPMorgan BALANCED FUND^~

PER SHARE OPERATING PERFORMANCE:                                                                     YEAR ENDED
                                                                              ------------------------------------------------------
                                                                              12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $ 30.27    $ 38.50    $ 34.54    $ 29.26    $ 23.66
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                       0.55@      0.86@      0.78@      0.73       0.74
      Net gains or losses in securities (both realized and unrealized)           (2.25)     (1.96)      4.07       6.53       4.86
                                                                               -------    -------    -------    -------    -------

      Total from investment operations                                           (1.70)     (1.10)      4.85       7.26       5.60
   Distributions to shareholders from:
      Dividends from net investment income                                        0.37       1.38       0.70       0.73         --
      Distributions from capital gains                                            0.65       5.75       0.19       1.25         --
                                                                               -------    -------    -------    -------    -------
      Total dividends and distributions                                           1.02       7.13       0.89       1.98         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $ 27.55    $ 30.27    $ 38.50    $ 34.54    $ 29.26
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                     (5.51%)    (2.55%)    14.23%     25.15%     23.67%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                           $    40    $    61    $   103    $    59    $    36
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                                                   1.00%      1.00%      1.00%      1.00%      1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                          1.94%      2.23%      2.19%      2.32%      2.73%
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits                  1.12%      1.06%      1.19%      1.28%      1.28%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings credits     1.82%      2.17%      2.00%      2.04%      2.45%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            166%       134%        45%        58%        64%
------------------------------------------------------------------------------------------------------------------------------------

^  Formerly Chase Balanced Fund.
~  Formerly Institutional Shares, formerly Premier Shares.
@  Calculated based upon average shares outstanding.

JPMorgan CAPITAL GROWTH FUND^

PER SHARE OPERATING PERFORMANCE:                               11/01/01
                                                                THROUGH                   YEAR ENDED
                                                              -----------------------------------------------------------------
                                                               12/31/01   10/31/01   10/31/00   10/31/99   10/31/98   10/31/97
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 36.37    $ 48.76    $ 43.36    $ 41.53    $ 46.90    $ 41.65
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                        0.01          -+      0.04@     (0.05)@     0.07       0.13@
      Net gains or losses in securities
       (both realized and unrealized)                              4.88      (6.91)     10.27       5.80      (0.54)     10.17
                                                                -------    -------    -------    -------    -------    -------
      Total from investment operations                             4.89      (6.91)     10.31       5.75      (0.47)     10.30
   Distributions to shareholders from:
      Dividends from net investment income                            -          -          -          -          -       0.25
      Distributions from capital gains                                -       5.48       4.91       3.92       4.90       4.80
                                                                -------    -------    -------    -------    -------    -------
      Total dividends and distributions                               -       5.48       4.91       3.92       4.90       5.05
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 41.26    $ 36.37    $ 48.76    $ 43.36    $ 41.53    $ 46.90
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      13.45%    (15.20%)    26.34%     14.71%     (1.20%)    26.98%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                            $     3    $     3    $    15    $    18    $    52    $    52
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                    0.93%      0.93%      0.94%      0.92%      0.91%      0.91%
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                           0.01%     (0.01%)     0.09%     (0.11%)     0.11%      0.31%
-------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                     2.06%      1.18%      1.06%      0.99%      0.91%      0.91%
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers and
    reimbursements                                                (1.12%)    (0.26%)    (0.03%)    (0.18%)     0.11%      0.31%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(A)                                            2%        43%        66%        86%       104%        67%
-------------------------------------------------------------------------------------------------------------------------------

  @ Calculated based upon average shares outstanding.
  ^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
  # Short periods have been annualized.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
  + Amount rounds to less than one cent per share.

JPMorgan CORE EQUITY FUND^*

PER SHARE OPERATING PERFORMANCE:                                                          YEAR ENDED
                                                                  --------------------------------------------------------
                                                                   12/31/01    12/31/00   12/31/99   12/31/98   12/31/97
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 26.41    $ 32.24    $ 26.52    $ 21.25    $ 15.94
--------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                             0.02          -       0.04@      0.09       0.14
      Net gains or losses in securities
        (both realized and unrealized)                                 (3.76)     (3.95)      6.27       6.44       5.17
                                                                     -------    -------    -------    -------    -------
      Total from investment operations                                 (3.74)     (3.95)      6.31       6.53       5.31
   Distributions to shareholders from:
      Dividends from net investment income                                 -          -       0.04       0.09          -
      Distributions from capital gains                                     -       1.88       0.55       1.17          -
                                                                     -------    -------    -------    -------    -------
      Total dividends and distributions                                    -       1.88       0.59       1.26          -
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 22.67    $ 26.41    $ 32.24    $ 26.52    $ 21.25
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          (14.16%)   (11.99%)    23.89%     30.95%     33.33%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                 $    99    $   143    $   181    $    89    $    51
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                         1.01%      1.00%      1.00%      1.00%      1.00%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                0.09%     (0.01%)     0.13%      0.39%      0.74%
--------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                          1.05%      1.05%      1.11%      1.18%      1.20%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers and reimbursements             0.05%     (0.06%)     0.02%      0.21%      0.54%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   40%        37%        11%~       32%        24%
--------------------------------------------------------------------------------------------------------------------------

^  Formerly Chase Core Equity Fund.
*  Formerly Institutional Shares, formerly Premier Shares.
@  Calculated based upon average shares outstanding.
~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the Fund's investable assets were invested in Core Equity Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

JPMorgan DISCIPLINED EQUITY FUND^+

PER SHARE OPERATING PERFORMANCE:
                                                                    06/01/01            YEAR ENDED              12/31/97*
                                                                    THROUGH   --------------------------------   THROUGH
                                                                    12/31/01   05/31/01   05/31/00   05/31/99   05/31/98
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 15.70    $ 17.85    $ 17.42    $ 14.30    $ 12.41
------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                             0.05@      0.09       0.12       0.11       0.03
      Net gains or losses in securities (both realized and
       unrealized)                                                     (1.44)     (1.94)      0.78       3.14       1.88
                                                                     -------    -------    -------    -------    -------
      Total from investment operations                                 (1.39)     (1.85)      0.90       3.25       1.91
   Distributions to shareholders from:
      Dividends from net investment income                              0.12       0.11       0.12       0.09       0.02
      Distributions from capital gains                                     -       0.19       0.35       0.04         --
                                                                     -------    -------    -------    -------    -------
      Total dividends and distributions                                 0.12       0.30       0.47       0.13       0.02
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 14.19    $ 15.70    $ 17.85    $ 17.42    $ 14.30
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           (8.88%)   (10.43%)     5.19%     22.86%     15.33%
========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                 $   132    $   128    $   160    $   121    $    18
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                         0.72%      0.77%      0.75%      0.75%      0.75%
------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                0.56%      0.53%      0.76%      0.89%      1.00%
------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits        0.77%      0.77%      0.78%      0.86%      3.28%
------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and
    earnings credits                                                    0.51%      0.53%      0.73%      0.78%     (1.53%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                                 33%        72%        56%        51%        61%
------------------------------------------------------------------------------------------------------------------------

^ Formerly J.P. Morgan Disciplined Equity Fund. The Fund changed its fiscal year from May 31 to December 31.
+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization.Prior periods have been restated to reflect the split.
*  Commencement of offering of class of shares.
@  Calculated based upon average shares outstanding.
#  Short periods have been annualized.
- Prior to September 10, 2001, DEF invested all of its investable assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.

JPMorgan DIVERSIFIED FUND^+

PER SHARE OPERATING PERFORMANCE:
                                                                    07/01/01                      YEAR ENDED
                                                                     THROUGH  -----------------------------------------------------
                                                                    12/31/01   06/30/01   06/30/00   06/30/99   06/30/98   06/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 13.36    $ 15.15    $ 14.92    $ 13.74    $ 12.67   $  11.15
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                             0.13@      0.35       0.33       0.31       0.30       0.34
      Net gains or losses in securities (both realized and
       unrealized)                                                     (0.52)     (1.41)      0.63       1.47       1.85       1.83
                                                                     -------    -------    -------    -------    -------   --------

      Total from investment operations                                 (0.39)     (1.06)      0.96       1.78       2.15       2.17
   Distributions to shareholders from:
      Dividends from net investment income                              0.32       0.35       0.24       0.33       0.48       0.29
      Distribution from capital gains                                      -       0.38       0.49       0.27       0.60       0.36
                                                                     -------    -------    -------    -------    -------   --------
      Total dividends and distributions                                 0.32       0.73       0.73       0.60       1.08       0.65
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 12.65    $ 13.36    $ 15.15    $ 14.92    $ 13.74   $  12.67
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           (2.90%)    (7.01%)     6.61%     13.35%     18.06%     20.52%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                 $   343    $   360    $   359    $   266    $   227   $     70
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                         0.93%      0.98%      0.96%      0.98%      0.98%      0.98%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                1.96%      2.42%      2.19%      2.22%      2.81%      3.00%
-----------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits        1.03%      1.01%      0.98%      1.01%      1.07%      1.25%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and
    earnings credits                                                    1.86%      2.39%      2.17%      2.19%      2.72%      2.73%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                                107%       185%       217%       144%        82%       100%
-----------------------------------------------------------------------------------------------------------------------------------

^ Formerly J.P. Morgan Diversified Fund. The Fund changed its fiscal year end from June 30 to December 31.
+ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.
@  Calculated based upon average shares outstanding.
#  Short periods have been annualized.
- Prior to September 10, 2001, DF invested all of its investable assets in The Diversified Portfolio ("DP").
   The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DP.

PHMORGAN DYNAMIC SMALL CAP FUND^

PER SHARE OPERATING PERFORMANCE:                                               11/01/01                         04/15/99**
                                                                                THROUGH       YEAR ENDED         THROUGH
                                                                               12/31/01   10/31/01   10/31/00   10/31/99
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $ 14.37    $ 24.65    $ 15.98    $ 14.11
------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                       (0.02)     (0.21)     (0.13)@    (0.05)
      Net gains or losses in securities (both realized and unrealized)             1.54      (6.69)      8.80       1.92
      Total from investment operations                                             1.52      (6.90)      8.67       1.87
                                                                                -------    -------    -------    -------
   Distributions to shareholders from:
      Dividends from net investment income                                            -          -          -          -
      Distributions from capital gains                                                -       3.38          -          -
                                                                                -------    -------    -------    -------
      Total dividends and distributions                                               -       3.38          -          -
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 15.89    $ 14.37    $ 24.65    $ 15.98
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                      10.58%    (30.20%)    54.26%     13.25%
========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                            $     8    $     -+   $     -+   $     -+
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                    1.10%      1.12%      1.10%      1.91%
------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                          (0.82%)    (0.76%)    (0.59%)    (0.96%)
------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits                  10.33%     12.21%&    15.48%&    34.70%&
------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers, reimbursements and earnings
    credits                                                                      (10.05%)   (11.86%)&  (14.97%)&  (33.75%)&
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               8%        57%        87%        92%
------------------------------------------------------------------------------------------------------------------------

** Commencement of offering class of shares.
@  Calculated based upon average shares outstanding.
^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.
#  Short periods have been annualized.
+  Amounts round to less than one million.
& Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

JPMorgan EQUITY GROWTH FUND^*

PER SHARE OPERATING PERFORMANCE:                                                               YEAR ENDED
                                                                        ------------------------------------------------------------
                                                                         12/31/01    12/31/00    12/31/99  12/31/98       12/31/97
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $43.44     $ 68.09     $ 52.36    $ 38.36       $ 27.95
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                 (0.10)@     (0.26)@     (0.14)@     0.03          0.07
     Net gains or losses in securities (both realized and unrealized)      (8.09)     (16.22)      16.78      15.78         10.34
                                                                          ------     -------     -------    -------       -------
     Total from investment operations                                      (8.19)     (16.48)      16.64      15.81         10.41
   Distributions to shareholders from:
     Dividends from net investment income                                      -           -           -       0.03             -
     Distributions from capital gains                                       3.04        8.17        0.91       1.78             -
                                                                          ------     -------     -------    -------       -------
     Total dividends and distributions                                      3.04        8.17        0.91       1.81             -
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $32.21     $ 43.44     $ 68.09    $ 52.36       $ 38.36
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              (18.86%)    (23.65%)     31.85%     41.38%        37.20%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                      $   86     $   179     $   320    $   179       $    74
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                             1.00%       1.00%       1.00%      1.00%         1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                   (0.28%)     (0.40%)     (0.24%)     0.05%         0.20%
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                              1.05%       1.02%       1.03%      1.09%         1.11%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers and reimbursements                (0.33%)     (0.42%)     (0.27%)    (0.04%)        0.09%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       98%         58%         15%~       35%           35%
------------------------------------------------------------------------------------------------------------------------------------

^ Formerly Chase Equity Growth Fund.
* Formerly Institutional Shares, formerly Premier Shares.
@ Calculated based upon average shares outstanding.
# Short periods have been annualized.
~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999.
  After August 11, 1999, all of the Fund's investable assets were invested in Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

JPMorgan EQUITY INCOME FUND^~

PER SHARE OPERATING PERFORMANCE:                                                                   YEAR ENDED
                                                                             -------------------------------------------------------
                                                                              12/31/01  12/31/00    12/31/99  12/31/98    12/31/97
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $ 35.33    $ 49.80    $ 46.14    $ 36.97    $ 28.21
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                       0.22@      0.29@      0.32@      0.33       0.40
     Net gains or losses in securities (both realized and unrealized)           (4.62)     (2.66)      5.65       9.32       8.36
                                                                              -------    -------    -------    -------    -------
     Total from investment operations                                           (4.40)     (2.37)      5.97       9.65       8.76
   Distributions to shareholders from:                                           0.19       0.29       0.31       0.34          -
     Distributions from capital gains                                            0.17      11.81       2.00       0.14          -
                                                                              -------    -------    -------    -------    -------
     Total dividends and distributions                                           0.36      12.10       2.31       0.48          -
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $ 30.57    $ 35.33    $ 49.80    $ 46.14    $ 36.97
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   (12.43%)    (3.85%)    13.06%     26.20%     31.50%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                          $    68    $    97    $   170    $   128    $    75
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                                  0.92%      1.00%      1.00%      1.00%      1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                         0.69%      0.59%      0.66%      0.82%      1.67%
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits                 0.98%      1.03%      1.09%      1.10%      1.11%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings credits    0.63%      0.56%      0.57%      0.72%      1.56%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             4%        15%        16%         3%        14%
------------------------------------------------------------------------------------------------------------------------------------

^  Formerly Chase Equity Income Fund.
~  Formerly Institutional Shares, formerly Premier Shares.
@  Calculated based upon average shares outstanding.

JPMorgan GROWTH AND INCOME FUND^

PER SHARE OPERATING PERFORMANCE:                                      11/01/01                       YEAR ENDED
                                                                      THROUGH   ---------------------------------------------------
                                                                      12/31/01   10/31/01   10/31/00  10/31/99  10/31/98   10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 27.72    $ 40.99    $ 43.89   $ 43.43    $ 46.35    $ 39.26
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                        0.05       0.14       0.26@     0.35@      0.43@      0.52@
     Net gains or losses in securities (both realized and unrealized)    1.93      (7.53)      3.33      5.12       3.50      10.20
                                                                      -------    -------    -------   -------    -------    -------
     Total from investment operations                                    1.98      (7.39)      3.59      5.47       3.93      10.72
   Distributions to shareholders from:
     Dividends from net investment income                                0.06       0.18       0.18      0.34       0.29       0.48
     Distributions from capital gains                                      --       5.70       6.31      4.67       6.56       3.15
                                                                      -------    -------    -------   -------    -------    -------
     Total dividends and distributions                                   0.06       5.88       6.49      5.01       6.85       3.63
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 29.64    $ 27.72    $ 40.99   $ 43.89    $ 43.43    $ 46.35
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             7.13%    (20.01%)     9.34%    13.30%      9.44%     29.37%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                  $     3    $     3    $     5   $    15    $    24    $   522
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                          0.90%      0.89%      0.89%     0.85%      0.85%      0.86%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                          1.02%      0.93%      0.64%     0.80%      0.95%      1.21%
-----------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                           3.34%      2.07%      0.93%     0.85%      0.85%      0.86%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers and reimbursements      (1.42%)    (0.25%)     0.60%     0.80%      0.95%      1.21%
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover~                                                      0%        12%        30%      125%       113%        62%
-----------------------------------------------------------------------------------------------------------------------------------

@ Calculated based upon average shares outstanding.
^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.
# Short periods have been annualized.
~ The percentages reflect the portfolio turnover of the Growth and Income
  Portfolio, of which the Fund invested all of its investable assets.

JPMorgan MID CAP VALUE FUND

PER SHARE OPERATING PERFORMANCE:                                               10/31/01**
                                                                                THROUGH
                                                                                12/31/01
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $13.48
------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                         0.01
     Net gains or losses in securities (both realized and unrealized)              1.49
                                                                                 ------
     Total from investment operations                                              1.50
   Distributions to shareholders from:
     Dividends from net investment income                                          0.09
     Distributions from capital gains                                              0.75
                                                                                 ------
     Total dividends and distributions                                             0.84
------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.14
------------------------------------------------------------------------------------------
TOTAL RETURN                                                                      11.18%
==========================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------
   Net assets, end of period (millions)                                          $    -+
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------
   Net Expenses                                                                    0.99%
------------------------------------------------------------------------------------------
   Net investment income                                                           0.58%
------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements, and earnings credits                  3.68%
------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements, and earnings credits    (2.11%)
------------------------------------------------------------------------------------------
Portfolio turnover rate                                                              15%
------------------------------------------------------------------------------------------

** Commencement of offering of class of shares.
 + Amount rounds to less than one million.
 # Short periods have been annualized.

JPMorgan SMALL CAP EQUITY FUND^

PER SHARE OPERATING PERFORMANCE:                        11/01/01                                  YEAR ENDED
                                                        THROUGH        ------------------------------------------------------------
                                                        12/31/01        10/31/01   10/31/00     10/31/99     10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    20.27      $   28.52  $    23.10   $    20.59   $    23.71   $   19.22
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  (0.01)@        (0.10)      (0.05)@      (0.02)@      (0.02)       0.03
     Net gain or losses in securities (both realized
       and unrealized)                                       1.99          (4.26)       8.12         2.70        (2.46)       4.75
                                                       ----------      ---------  ----------   ----------   ----------   ---------
     Total from investment operations                        1.98          (4.36)       8.07         2.68        (2.48)       4.78

   Distributions to shareholders from:
     Dividends from net investment income                      -               -           -            -            -           -
     Distributions from capital gains                          -            3.89        2.65         0.17         0.64        0.29
                                                       ----------      ---------  ----------   ----------   ----------   ---------
     Total dividends and distributions                         -            3.89        2.65         0.17         0.64        0.29
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    22.25      $   20.27  $    28.52   $    23.10   $    20.59   $   23.71
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 9.77%        (16.19%)     37.94%       13.06%      (10.64%)     25.15%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)                $      532      $     390  $      383   $      269   $      254   $     307
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                              0.88%          0.88%       0.88%        0.88%        1.04%       1.10%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                    (0.31%)        (0.30%)     (0.20%)      (0.07%)      (0.09%)      0.13%
-----------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
    earnings credits                                         1.10%          1.12%       1.13%        1.13%        1.13%       1.14%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers,
    reimbursements and earnings credits                     (0.53%)        (0.54%)     (0.45%)      (0.32%)      (0.18%)      0.09%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         6%            47%         75%          92%          74%         55%
-----------------------------------------------------------------------------------------------------------------------------------

@ Calculated based upon average shares outstanding.
^ Formerly Chase Vista Small Cap Equity Fund. The Fund changed its fiscal year end from October 31 to December 31.
# Short periods have been annualized.

JPMorgan SMALL CAP GROWTH FUND

PER SHARE OPERATING PERFORMANCE:                                                   10/31/01**
                                                                                    THROUGH
                                                                                   12/31/01
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $      7.77
------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                                       (0.01)
     Net gains or losses in securities (both realized and unrealized)                    1.54
                                                                                  -----------
     Total from investment operations                                                    1.53
   Distributions to shareholders from:
     Dividends from net investment income                                                   -
     Distributions from net realized gain                                                   -
                                                                                  -----------
     Total dividends and distributions                                                      -
------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $      9.30
------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                            19.69%
================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                              $         -+
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------
   Net expenses                                                                          1.10%
------------------------------------------------------------------------------------------------
   Net investment income                                                                (0.88%)
------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits                         9.40%
------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings credits           (9.18%)
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    25%
------------------------------------------------------------------------------------------------

** Commencement of offering of class of shares.
#  Short periods have been annualized.
+  Amounts round to less than one million.

JPMorgan U.S. EQUITY FUND^+

PER SHARE OPERATING PERFORMANCE:                            06/01/01                              YEAR ENDED
                                                             THROUGH    -----------------------------------------------------------
                                                            12/31/01    05/31/01     05/31/00  05/31/99   05/31/98   05/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 11.21     $ 12.66     $ 14.62  $   14.96  $   14.36  $   12.91
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                      0.03@       0.05        0.09       0.10       0.10       0.15
     Net gains or losses in securities (both realized
      and unrealized)                                          (0.68)      (0.94)       0.24       2.28       3.45       2.75
                                                             -------     -------     -------  ---------  ---------  ---------
     Total from investment operations                          (0.65)      (0.89)       0.33       2.38       3.55       2.90
   Distributions to shareholders from:
     Dividends from net investment income                       0.04        0.05        0.09       0.11       0.13       0.21
     Distributions from capital gains                           0.08        0.51        2.20       2.61       2.82       1.24
                                                             -------     -------     -------  ---------  ---------  ---------
     Total dividends and distributions                          0.12        0.56        2.29       2.72       2.95       1.45
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 10.44     $ 11.21     $ 12.66  $   14.62  $   14.96  $   14.36
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (5.76%)     (7.10%)      2.20%     18.39%     28.35%     25.00%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                         $   348     $   312     $   387  $     441  $     448  $     363
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                 0.79%       0.79%       0.78%      0.79%      0.78%      0.80%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                        0.44%       0.41%       0.59%      0.70%      0.71%      1.13%
-----------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
    earnings credits                                            0.85%       0.79%       0.78%      0.79%      0.78%      0.80%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements
    and earnings credits                                        0.38%       0.41%       0.59%      0.70%      0.71%      1.13%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                         48%         81%         89%        84%       106%        99%
-----------------------------------------------------------------------------------------------------------------------------------

^ Formerly J.P. Morgan U.S. Equity Fund. The fund changed its fiscal year end from May 31 to December 31.
+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.
@ Calculated based upon average shares outstanding.
# Short periods have been annualized.
- Prior to September 10, 2001, USEF invested all of its investable assets in The U.S. Equity Portfolio ("USEP").
  The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

JPMorgan U.S. SMALL COMPANY FUND^+

PER SHARE OPERATING PERFORMANCE:                                  06/01/01                    YEAR ENDED
                                                                   THROUGH   ---------------------------------------------------
                                                                  12/31/01   05/31/01 05/31/00  05/31/99   05/31/98  05/31/97
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  13.43   $ 14.45  $ 11.49  $   14.76   $  13.89  $  13.97
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                            0.04@     0.05        -       0.04       0.06      0.10
     Net gains or losses in securities (both realized
       and unrealized)                                               (0.79)     0.04     2.97      (1.76)      2.97      1.07
                                                                  --------   -------  -------  ---------   --------  --------
     Total from investment operations                                (0.75)     0.09     2.97      (1.72)      3.03      1.17
   Distributions to shareholders from:
     Dividends from net investment income                             0.05      0.03     0.01       0.04       0.07      0.11
     Distributions from capital gains                                 0.06      1.08        -       1.51       2.09      1.14
                                                                  --------   -------  -------  ---------   --------  --------
     Total dividends and distributions                                0.11      1.11     0.01       1.55       2.16      1.25
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  12.57   $ 13.43  $ 14.45  $   11.49   $  14.76  $  13.89
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        (5.56%)     0.75%   25.90%    (10.95%)    23.37%     9.49%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                              $    286   $   296  $   285  $     187   $    262  $    238
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                       1.01%     1.01%    1.00%      1.02%      0.97%     0.90%
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                              0.39%     0.35%    0.05%      0.34%      0.39%     0.71%
--------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
    earnings credits                                                  1.04%     1.01%    1.00%      1.02%      1.03%     1.03%
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements
    and earnings credits                                              0.36%     0.35%    0.05%      0.34%      0.33%     0.58%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                               48%      110%     104%       104%        96%       98%
--------------------------------------------------------------------------------------------------------------------------------

^ Formerly J.P. Morgan U.S. Small Company Fund. The Fund changed its fiscal year end from May 31 to December 31.
+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.
# Short periods have been annualized.
- Prior to September 10, 2001, USSCF invested all of its investable assets in The U.S. Small Company Portfolio ("USSCP").
  The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USSCP.
@ Calculated based on average shares outstanding.

JPMorgan U.S. SMALL COMPANY OPPORTUNITIES FUND^

PER SHARE OPERATING PERFORMANCE:                           06/01/01                                 06/16/97*
                                                           THROUGH   -----------------------------   THROUGH
                                                          12/31/01   05/31/01  05/31/00   05/31/99  05/31/98
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   12.19  $  15.90   $ 12.17   $  12.57  $  10.00
------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                    (0.04)    (0.07)        -      (0.01)    (0.02)
     Net gains or losses in securities (both
       realized and unrealized)                               (1.67)    (2.29)     3.73      (0.08)     2.59
                                                          ---------  --------   -------   --------  --------
     Total from investment operations                         (1.71)    (2.36)     3.73      (0.09)     2.57
   Distributions to shareholders from:
     Distributions from capital gains                             -      1.35         -       0.31         -
                                                          ---------  --------   -------   --------  --------
     Total dividends and distributions                            -      1.35         -       0.31         -
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   10.48  $  12.19   $ 15.90   $  12.17     12.57
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 (14.03%)  (15.51%)   30.65%     (0.49%)   25.70%
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                      $     195  $    339   $   529   $    286  $    189
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------
   Net expenses                                                1.02%     0.99%     0.99%      1.07%     1.19%
------------------------------------------------------------------------------------------------------------
   Net investment income                                      (0.50%)   (0.35%)   (0.47%)    (0.42%)   (0.37%)
------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements
    and earnings credits                                       1.07%     0.99%     0.99%      1.07%     1.25%
------------------------------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits                       (0.55%)   (0.35%)   (0.47%)    (0.42%)   (0.43%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                        55%      117%      132%       116%       73%
------------------------------------------------------------------------------------------------------------

^ Formerly J.P. Morgan U.S. Small Company Opportunities Fund. The Fund changed its fiscal year end from May 31 to December 31.
* Commencement of operations.
# Short periods have been anualized.
- Prior to September 10, 2001, USSCOF invested all of its investable assets in The U.S. Small Company Opportunities Portfolio ("USSCOP").
  The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USSCOP.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND
DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

                    THIS PAGE IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-622-4273 or writing to:

JPMorgan FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.JPMorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

           The Funds' Investment Company Act File Nos. are as follows:

           JPMorgan Balanced Fund                        811-5526
           JPMorgan Capital Growth Fund                  811-5151
           JPMorgan Core Equity Fund                     811-5526
           JPMorgan Disciplined Equity Fund              811-7342
           JPMorgan Diversified Fund                     811-7342
           JPMorgan Dynamic Small Cap Fund               811-5151
           JPMorgan Equity Growth Fund                   811-5526
           JPMorgan Equity Income Fund                   811-5526
           JPMorgan Growth and Income Fund               811-5151
           JPMorgan Mid Cap Value Fund                  811-08189
           JPMorgan Small Cap Equity Fund                811-5151
           JPMorgan Small Cap Growth Fund               811-08189
           JPMorgan U.S. Equity Fund                     811-7342
           JPMorgan U.S. Small Company Fund              811-7342
           JPMorgan U.S. Small Company
                    Opportunities Fund                   811-7340


            (C) J.P. Morgan Chase & Co. All Rights Reserved. May 2002

                                                                      PR-EQS-502

PROSPECTUS MAY 1, 2002

JPMORGAN U.S. EQUITY FUNDS

CLASS C SHARES

DISCIPLINED EQUITY FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Disciplined Equity Fund                                                     1

The Fund's Management and Administration.                                   6

How Your Account Works                                                      7

  About Sales Charges                                                       7

  Buying Fund Shares                                                        7

  Selling Fund Shares                                                       8

  Exchanging Fund Shares                                                    9

  Other Information Concerning the Fund                                    10

  Distributions and Taxes                                                  10

Shareholder Services                                                       12

Risk and Reward Elements                                                   13

How To Reach Us                                                    Back cover

JPMORGAN DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 13-14.

THE FUND'S OBJECTIVE
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Index (S&P 500).

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P
500. The Fund does not look to overweight or underweight sectors relative to the S&P 500.

Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest any portion of its assets that is not in equity securities or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investments.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     -  ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     -  REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     -  ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P 500 and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect the contingent deferred load, which is assessed on Class C Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table reflect the deduction of the contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

     1998               31.98%
     1999               18.02%
     2000              -11.11%
     2001              -12.14%

------------------------------------------
BEST QUARTER                        22.83%
------------------------------------------
                        4th quarter, 1998
------------------------------------------
WORST QUARTER                      -15.97%
------------------------------------------
                        3rd quarter, 2001

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(2)

                                                                                  PAST 1 YEAR   LIFE OF FUND
-------------------------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES                                              -13.08        9.94
-------------------------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN AFTER TAXES ON DISTRIBUTIONS                              -13.36        9.31
-------------------------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES       -7.96        7.94
-------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                  -11.88        9.53
-------------------------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX (REFLECTS NO DEDUCTION FOR TAXES)                -12.83        8.58
-------------------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* CLASS C HAS NOT YET BEEN LAUNCHED; THEREFORE, THE FUND'S PERFORMANCE IN THE TABLE FROM 9/28/01 THROUGH 12/31/01 IS BASED ON CLASS B AND ON THE SELECT CLASS FROM 9/10/01 TO 9/28/01. THE FUND'S PERFORMANCE IN THE BAR CHART FROM 9/10/01 THROUGH 12/31/01 IS BASED ON THE SELECT CLASS. CLASS B AND THE SELECT CLASS INVEST IN THE SAME PORTFOLIO OF SECURITIES AS CLASS C WILL, BUT CLASS B AND THE SELECT CLASS SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. PRIOR TO A MERGER EFFECTIVE 9/7/01, THE FUND OPERATED IN A MASTER-FEEDER STRUCTURE. RETURNS FOR THE PERIOD 12/31/97 TO 9/10/01 REFLECT THE PERFORMANCE OF THE RETAIL FEEDER THAT WAS MERGED OUT OF EXISTENCE (WHOSE INVESTMENT PROGRAMS WERE IDENTICAL TO THE INVESTMENT PROGRAM OF, AND WHOSE EXPENSES WERE THE MOST SIMILAR TO THE ESTIMATED EXPENSES OF, CLASS C) AND FROM 1/3/97 (COMMENCEMENT OF OPERATIONS) TO 12/31/97 THE PERFORMANCE OF THE INSTITUTIONAL FEEDER (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO CLASS C). DURING THESE PERIODS, THE ACTUAL RETURNS OF CLASS C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS C SHARES WILL HAVE HIGHER EXPENSES THAN THE ABOVE-REFERENCED CLASSES AND FEEDERS.
(1)THE FUND'S FISCAL YEAR END IS 12/31.
(2)PERFORMANCE FOR THE BENCHMARKS IS AS OF 1/31/97.

ESTIMATED INVESTOR EXPENSES FOR CLASS C SHARES
The estimated expenses of the Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY SHARES,
 SHOWN AS % OF THE OFFERING PRICE*                                   NONE
--------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS             1.00%
--------------------------------------------------------------------------

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS C ASSETS)

--------------------------------------------------------------------
 MANAGEMENT FEES                                              0.35
 DISTRIBUTION (RULE 12b-1) FEES                               0.75
 SHAREHOLDER SERVICE FEES                                     0.25
 OTHER EXPENSES(1)                                            0.39
--------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                     1.74
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                     (0.29)
--------------------------------------------------------------------
 NET EXPENSES(2)                                              1.45
--------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.45% OF THE AVERAGE DAILY NET ASSETS UNTIL 4/30/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                 1 YEAR      3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------
 CLASS C SHARES ($)              248*        520         917        2,028
-----------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                 1 YEAR      3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------
 CLASS C SHARES ($)              148         520         917        2,028
-----------------------------------------------------------------------------

* ASSUMES DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

THE FUND'S MANAGEMENT AND ADMINISTRATION

The Disciplined Equity Fund is a series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The trustees of the trust are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER
JPMIM is the investment adviser and makes the day-to-day investment decisions for the Fund. JPMIM is located at 522 Fifth Avenue, New York, NY 10036. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, the adviser was paid a management fee (net of waivers) of 0.35% of average daily net assets.

THE PORTFOLIO MANAGERS
The portfolio management team is led by Joseph Gill, Vice President of the adviser, Timothy J. Devlin, Vice President of the adviser, and Nanette Buziak, Vice President of the adviser. Mr. Gill has been at JPMIM since 1996. Mr. Devlin has been at JPMIM since 1996. Ms. Buziak has been at JPMIM since 1997.

THE FUND'S ADMINISTRATOR
JPMorgan Chase Bank (Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Shares of the Fund held by investors serviced by the share-holder servicing agent.

The adviser and/or the distributor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

ABOUT SALES CHARGES
This prospectus offers Class C Shares of the Fund. You may pay a sales charge to sell Class C Shares in the Fund.

If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year. There are also ongoing charges that all investors pay as long as they own their shares.

The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your charges. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

GENERAL
The Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.75% of the average daily net assets attributed to Class C Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

BUYING FUND SHARES
You can buy shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative you want to buy shares in the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See Shareholder Services for details.

GENERAL
The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your order. The Fund calculates its NAV once each day at the close of regular trading on the

New York Stock Exchange (NYSE). The Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
THE JPMORGAN FUNDS SERVICE CENTER
1-800-348-4782

MINIMUM INVESTMENTS

TYPE OF                                       INITIAL          ADDITIONAL
ACCOUNT                                       INVESTMENT       INVESTMENTS
-----------------------------------------------------------------------------
REGULAR ACCOUNT                               $2,500           $100
-----------------------------------------------------------------------------
SYSTEMATIC INVESTMENT PLAN(1)                 $1,000           $100
-----------------------------------------------------------------------------
IRAS                                          $1,000           $100
-----------------------------------------------------------------------------
SEP-IRAS                                      $1,000           $100
-----------------------------------------------------------------------------
EDUCATION IRAS                                $  500           $100
-----------------------------------------------------------------------------

(1) FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S.dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

SELLING FUND SHARES
You can sell your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative you want to sell your shares in the Fund. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of the Fund worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL
You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, less any applicable deferred sales charges.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Fund will make available to you the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

-  you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative you want to exchange your shares in the Fund. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange shares from one JPMorgan account to another of the same class. See Shareholder Services for details.

GENERAL
If you exchange Class C Shares of the Fund for Class C Shares of another JPMorgan Fund, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administrative fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUND
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expense from any sales request if the Fund takes reasonable precautions. The Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at time of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Class C Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund generally distributes any net investment income at least quarterly. Net capital gain, if any, is distributed annually. The Fund may decide to make more or fewer distributions in a given year.

You have three options for your distributions. You may:

-  reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also choose to make a lower initial investment of $250 which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE
If you sell Class C shares on which you are paid a deferred sales charge, you can use the proceeds to buy Class A shares without a sales charge. You must buy the Class A shares within 90 days of selling the Class C shares.

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up the Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS                         POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
-------------------------------------- --------------------------------------------- -------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
-  When the Fund buys securities        -  The Fund can take advantage of attractive   -  The Fund segregates liquid assets to
   before issue or for delayed             transaction opportunities                      offset leverage risks
   delivery, it could be exposed
   to leverage risk if it does not
   segregate liquid assets

SHORT-TERM TRADING
-  Increased trading could raise        -  The Fund could realize gains in a short     -  The Fund generally avoids short-term
   the Fund's brokerage and related        period of time                                 trading, except to take advantage of
   costs                                -  The Fund could protect against losses if       attractive or unexpected opportunities
-  Increased short-term capital            a stock is overvalued and its value later      or to meet demands generated by
   gains distributions could raise         falls                                          shareholder activity
   shareholders' income tax liability                                                  -  The Fund's portfolio turnover rate
                                                                                          for the period 9/28/01 (commencement
                                                                                          of operations) through 12/31/01 was 33%

DERIVATIVES
-  Derivatives such as futures,         -  Hedges that correlate well with             -  The Fund uses derivatives, for hedging
   options, swaps, and forward             underlying positions can reduce or             and for risk management (i.e., or to
   foreign currency                        eliminate losses at low cost                   establish or adjust exposure to
   contracts(1) that are used for       -  The Fund could make money and protect          particular securities, markets  or
   hedging the portfolio or specific       against losses if management's analysis        currencies); risk management may include
   securities may not fully                proves correct                                 management of the Fund's exposure
   offset the underlying positions      -  Derivatives that involve leverage could        relative to its benchmark
   and this could result in losses to      generate substantial gains at low cost      -  The Fund only establishes hedges that
   the Fund that would not have                                                           it expects will be highly correlated
   otherwise occurred                                                                     with underlying positions
-  Derivatives used for risk                                                           -  While the Fund may use derivatives that
   management or to increase the                                                          incidentally involve leverage,
   Fund's gain may not have the                                                           it does not use them for the specific
   intended effects and may result in                                                     purpose of leveraging its portfolio
   losses or missed opportunities
-  The counterparty to a derivatives
   contract could default
-  Derivatives that involve leverage
   could magnify losses
-  Certain types of derivatives
   involve costs to the Fund which
   can reduce returns
-  Derivatives may, for tax purposes,
   affect the character of gain and
   loss realized by the Fund,
   accelerate recognition of income
   to the Fund, affect the holding
   period of the Fund's assets, and
   defer recognition of certain of
   the Fund's losses

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency conract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                         POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
-------------------------------------- --------------------------------------------- -------------------------------------------
SECURITIES LENDING
-  When the Fund lends a security,      - The Fund may enhance income through         -  The adviser maintains a list of approved
   there is a risk that the loaned        the investment of the collateral received      borrowers
   securities may not be returned if      from the borrower                           -  The Fund receives collateral equal to at
   the borrower or the lending agent                                                     least 100% of the current value of the
   defaults                                                                              securities loaned plus accrued interest
-  The collateral will be subject to                                                  -  The lending agents indemnify the Fund
   the risks of the securities in                                                        against borrower default
   which it is invested                                                               -  The adviser's collateral investment
                                                                                         guidelines limit the quality and
                                                                                         duration of collateral investment to
                                                                                         minimize losses
                                                                                      -  Upon recall, the borrower must return
                                                                                         the securities loaned within the
                                                                                         normal settlement period

MARKET CONDITIONS
-  The Fund's share price and           - Stocks have generally outperformed more     -  Under normal circumstances the Fund plans
   performance will fluctuate             stable investments (such as bonds and          to remain fully invested in
   in response to stock and/or            cash equivalents) over the long term           accordance with its policies. Equity
   bond market movements                                                                 investments may include depositary
-  Adverse market conditions may from                                                    receipts, (such as ADRs and EDRs),
   time to time cause the Fund to take                                                   common stocks, convertible securities,
   temporary defensive positions that                                                    preferred stocks, trust or partnership
   are inconsistent with its principal                                                   interests, warrants, rights and
   investment strategies and may                                                         investment
   hinder the Fund from achieving                                                     -  The Fund seeks to limit risk and enhance
   its investment objective                                                              performance through active management and
                                                                                         diversification
                                                                                      -  During severe market downturns, the Fund
                                                                                         has the option of investing up to 100%
                                                                                         of assets in high quality short-term
                                                                                         instruments

MANAGEMENT CHOICES
-  The Fund could underperform its      - The Fund could outperform its               -  The adviser focuses its active management
   bench-mark due to its securities       benchmark due to these same choices            on securities selection, the area where
   and asset allocation choices                                                          it believes its commitment to research
                                                                                         can most enhance returns

FOREIGN INVESTMENTS
-  Currency exchange rate movements     - Favorable exchange rate movements           -  The Fund anticipates that total foreign
   could reduce gains or create           could generate gains or reduce losses          investments will not exceed 20% of total
   losses                               - Foreign investments, which represent           assets
-  The Fund could lose money because      a major portion of the world's              -  The Fund actively manages the currency
   of foreign government actions,         securities, offer attractive                   exposure of its foreign investments
   political instability or lack of       potential performance and                      relative to its benchmarks, and may
   adequate and accurate information      opportunities for diversification              hedge back into the U.S. dollar from time
-  Currency and investment risks tend   - Emerging markets can offer higher              to time (see also "Derivatives"); these
   to be higher in emerging markets;      returns                                        currency management techniques may not
   these markets also present higher                                                     be available for certain emerging markets
   liquidity and valuation risks                                                         investments

ILLIQUID HOLDINGS
-  The Fund could have difficulty       - These holdings may offer more               -  The Fund may not invest more than 15%
   valuing these holdings precisely       attractive yields or potential growth          of net assets in illiquid holdings
-  The Fund could be unable to sell       than comparable widely traded               -  To maintain adequate liquidity to meet
   these holdings at the time or price    securities                                     redemptions, the Fund may hold high
   it desires                                                                            quality short-term securities (including
                                                                                         repurchase agreements and reverse
                                                                                         repurchase agreements) and, for temporary
                                                                                         or extraordinary purposes, may borrow
                                                                                         from banks up to 33 1/3% of the value of
                                                                                         its total assets or draw on a line of
                                                                                         credit

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND
DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

           THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

HOW TO REACH US

MORE INFORMATION
For investors who want more information on this Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.


         The Investment Company Act File No. for the Fund is 811-7342.
          (C) J.P. Morgan Chase & Co. All Rights Reserved. May 2002

                                                                      PR-DEC-502

PROSPECTUS MAY 1, 2002

JPMORGAN U.S. EQUITY FUNDS

CLASS A, CLASS B AND CLASS C SHARES

U.S. SMALL COMPANY FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

U.S. Small Company Fund                                      1

The Fund's Management and Administration                     7

How Your Account Works                                       8

   Know Which Classes To Buy                                 8

   About Sales Charges                                       8

   Buying Fund Shares                                        9

   Selling Fund Shares                                      11

   Exchanging Fund Shares                                   11

   Other Information Concerning the Fund                    12

   Distributions and Taxes                                  13

Shareholder Services                                        14

Risk and Reward Elements                                    15

How To Reach Us                                     Back Cover

JPMORGAN U.S. SMALL COMPANY FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's main risks, please see pages 15-16.

THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of small company stocks.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations that are greater than $125 million and less than $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the Russell 2000(R) Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those stocks that it considers most attractively valued. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

The Fund pursues returns that exceed those of the Russell 2000(R) Index while seeking to limit its volatility relative to this index.

The Fund may invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the management team often consider a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   -  REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   -  ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000(R) Index and the Lipper Small-Cap Core Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares or the contingent deferred sales load which is assessed on Class B and Class C Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992        18.98%
1993         5.59%
1994        -5.89%
1995        31.86%
1996        20.75%
1997        22.75%
1998        -5.49%
1999        44.00%
2000        -9.80%
2001        -8.96%

-----------------------------------
BEST QUARTER                 34.68%
-----------------------------------
                 4th quarter, 1999
-----------------------------------
WORST QUARTER               -22.61%
-----------------------------------
                 3rd quarter, 2001

 * PRIOR TO A MERGER EFFECTIVE 9/7/01, THE FUND OPERATED IN A MASTER-FEEDER STRUCTURE. CLASSES A, B AND C HAVE NOT YET BEEN LAUNCHED; THEREFORE, FROM 9/10/01 TO 12/31/01, THE FUND'S PERFORMANCE IS BASED ON THE PERFORMANCE OF THE FUND'S SELECT CLASS, WHICH INVESTS IN THE SAME PORTFOLIO OF SECURITIES BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. RETURNS FOR THE PERIOD 7/19/93 TO 9/10/01 REFLECT PERFORMANCE OF THE RETAIL FEEDER THAT WAS MERGED OUT OF EXISTENCE (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THE INVESTMENT PROGRAM OF, AND WHOSE EXPENSES WERE MOST SIMILAR TO THE ESTIMATED EXPENSES OF, CLASS A, B AND C) AND FROM 1/1/92 THROUGH 7/19/93, THE PERFORMANCE OF THE PIERPONT CAPITAL APPRECIATION FUND, THE PREDECESSOR OF THE FUND. DURING THESE PERIODS, THE ACTUAL RETURNS OF CLASS (A, B AND C) WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A, B AND C WILL HAVE HIGHER FEES AND EXPENSES THAN THE ABOVE-REFERENCED CLASS, FEEDER AND PREDECESSOR. (1)THE FUND'S FISCAL YEAR END IS 12/31.

ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*

                                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES - RETURN BEFORE TAXES       -14.18         5.28         9.61
--------------------------------------------------------------------------------
 CLASS A SHARES - RETURN AFTER TAXES
 ON DISTRIBUTIONS                           -14.41         3.33         6.89
--------------------------------------------------------------------------------
 CLASS A SHARES - RETURN AFTER TAXES
 ON DISTRIBUTIONS AND SALE OF FUND SHARES    -8.57         3.71         6.79
--------------------------------------------------------------------------------
 CLASS B SHARES - RETURN BEFORE TAXES       -11.36         6.37        10.26
--------------------------------------------------------------------------------
 CLASS C SHARES - RETURN BEFORE TAXES        -9.44         6.53        10.26
--------------------------------------------------------------------------------
 RUSSELL 2000(R) INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)       2.49         7.52        11.51
--------------------------------------------------------------------------------
 LIPPER SMALL-CAP CORE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)            7.13        10.15        12.61
--------------------------------------------------------------------------------

AFTER-TAX RETURNS ARE SHOWN FOR ONLY CLASS A SHARES, AND NOT THE OTHER CLASSES OFFERED BY THIS PROSPECTUS, AND AFTER-TAX RETURNS FOR THE OTHER CLASSES WILL VARY. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN, AND THE AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

*SEE FOOTNOTE ON PREVIOUS PAGE.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The estimated expenses of the Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                CLASS A    CLASS B    CLASS C
                                                SHARES     SHARES     SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) WHEN
 YOU BUY SHARES, SHOWN AS % OF THE
 OFFERING PRICE*                                5.75%      NONE       NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 SHOWN AS LOWER OF ORIGINAL PURCHASE
 PRICE OR REDEMPTION PROCEEDS                   NONE       5.00%      1.00%
--------------------------------------------------------------------------------

*THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY
 SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                                CLASS A    CLASS B    CLASS C
                                                SHARES     SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                 0.60       0.60       0.60
 DISTRIBUTION (RULE 12b-1) FEES                  0.25       0.75       0.75
 SHAREHOLDER SERVICE FEES                        0.25       0.25       0.25
 OTHER EXPENSES(1)                               0.40       0.40       0.40
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                        1.50       2.00       2.00
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)        (0.25)     (0.25)     (0.25)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                 1.25       1.75       1.75
--------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.25%, 1.75%, AND 1.75%, RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS UNTIL 4/30/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------
 CLASS A SHARES* ($)            695         999         1,324        2,242
-----------------------------------------------------------------------------
 CLASS B SHARES** ($)           678         903         1,255        2,178***
-----------------------------------------------------------------------------
 CLASS C SHARES** ($)           278         603         1,055        2,307
-----------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR      3 YEARS      5 YEARS    10 YEARS
----------------------------------------------------------------------------
 CLASS B SHARES ($)             178         603          1,055      2,178***
----------------------------------------------------------------------------
 CLASS C SHARES ($)             178         603          1,055      2,307
----------------------------------------------------------------------------

*  ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. ***REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN
   OWNED FOR EIGHT YEARS.

THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The trustees of the trust are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER
JPMIM is the investment adviser and makes the day-to-day investment decisions for the Fund. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, the adviser was paid a management fee (net of waivers) of 0.60% of average daily net assets.

THE PORTFOLIO MANAGERS
The portfolio management team is led by Marian U. Pardo, Managing Director of the adviser, and Carolyn Jones, Vice President of the adviser. Ms. Pardo has been at JPMIM since 1968, except for five months in 1988 when she was president of a small investment management firm. Prior to managing the Fund, Ms. Pardo managed small- and large-cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Jones has been with JPMIM since July 1998. Prior to managing this Fund, Ms. Jones served as a portfolio manager in JPMIM's private banking group and as a product specialist at Merrill Lynch Asset Management.

THE FUND'S ADMINISTRATOR
JPMorgan Chase Bank (Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B and Class C Shares of the Fund held by investors serviced by the shareholder servicing agent.

The adviser and/or the distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

KNOW WHICH CLASSES TO BUY
The Fund may issue multiple classes of shares. This prospectus relates only to Class A, Class B, and Class C Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but higher annual fees and a contingent deferred sales charge.

ABOUT SALES CHARGES
You may pay a sales charge to buy Class A Shares, and you may pay a sales charge with respect to Class B or C Shares of the Fund. There are also ongoing charges that all investors pay as long as they own their shares.

Different charges are associated with each class of shares:

- If you choose to invest in Class A Shares, you may pay a sales charge when you invest.

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year.

There are a number of plans and special discounts which can decrease or eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES
The initial sales charge is deducted directly from the money you invest. As the following table shows, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors.

TOTAL SALES CHARGE

                           AS % OF THE  AS %
                           OFFERING     OF NET
 AMOUNT OF                 PRICE        AMOUNT
 INVESTMENT                PER SHARE    INVESTED
-------------------------------------------------
 LESS THAN $100,000        5.75         6.10
-------------------------------------------------
 $100,000 BUT
 UNDER $250,000            3.75         3.90
-------------------------------------------------
 $250,000 BUT
 UNDER $500,000            2.50         2.56
-------------------------------------------------
 $500,000 BUT
 UNDER $1 MILLION          2.00         2.04
-------------------------------------------------

There is no sales charge for investments of $1 million or more.

CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.

YEAR                DEFERRED SALES CHARGE
-----------------------------------------
 1                      5%
-----------------------------------------
 2                      4%
-----------------------------------------
 3                      3%
-----------------------------------------
 4                      3%
-----------------------------------------
 5                      2%
-----------------------------------------
 6                      1%
-----------------------------------------
 7                   NONE
-----------------------------------------
 8                   NONE
-----------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

CLASS C SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

Like Class B Shares, Class C Shares have higher combined distribution and service fees. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B Shares.

GENERAL
The Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A Shares and up to 0.75% of the average daily net assets attributed to Class B Shares and Class C Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?
Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, Class B Shares may be the most economical.

Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A Shares are the most economical choice.

If you plan to buy less than $100,000 of shares, Class B Shares or Class C Shares will generally be the most economical choice.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A Shares. These fees appear in the table called Estimated Annual Operating Expenses for the Fund.

Your investment representative may be able to advise you about the best class of shares for you.

BUYING FUND SHARES
You can buy shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative you want to buy shares in the Fund, and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS
SERVICE CENTER
Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See Shareholder Services for details.

GENERAL
Whether you choose Class A, Class B or Class C Shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your order. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). The Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
THE JPMORGAN FUNDS SERVICE CENTER
1-800-348-4782

MINIMUM INVESTMENTS

 TYPE OF                INITIAL         ADDITIONAL
 ACCOUNT                INVESTMENT      INVESTMENTS
---------------------------------------------------
 REGULAR ACCOUNT        $2,500          $100
---------------------------------------------------
 SYSTEMATIC
 INVESTMENT PLAN(1)     $1,000          $100
---------------------------------------------------
 IRAS                   $1,000          $100
---------------------------------------------------
 SEP-IRAS               $1,000          $100
---------------------------------------------------
 EDUCATION IRAS         $  500          $100
---------------------------------------------------

(1) For alternative minimum investments for systematic investment plan accounts, please see shareholder services.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S.dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

The Fund will not issue certificates for Class A, Class B or Class C shares.

SELLING FUND SHARES
You can sell your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative you want to sell your shares in the Fund. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of Funds worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL
You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, in proper form, less any applicable sales charges.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Fund will make available to you the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative you want to exchange your shares in the Fund. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange shares from one JPMorgan account to another of the same class. See Shareholder Services for details.

GENERAL
If you exchange Class B Shares of the Fund for Class B Shares of another JPMorgan Fund, or Class C Shares for Class C Shares, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administrative fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUND
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expense from any sales request if the Fund takes reasonable precautions. The Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

DISTRIBUTIONS AND TAXES
The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund generally distributes any net investment income at least annually. Net capital gains if any, is distributed annually. The Fund may decide to make more or fewer distributions in a given year.

You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also choose to make a lower initial investment of $250 which requires additional monthly investments of $200. The money is automatically deducted from your checking or savings account. For further information, please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE
You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B Shares or Class C Shares on which you have paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge, but you must buy the Class A Shares within 90 days of selling the Class B or Class C Shares.

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up the Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS                         POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
--------------------------------------- --------------------------------------- ----------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
- When the Fund buys securities before  - The Fund can take advantage of        - The Fund segregates liquid assets to offset
  issue or for delayed delivery, it       attractive transaction opportunities    leverage risks
  could be exposed to leverage risk if
  it does not segregate liquid assets

SHORT-TERM TRADING
- Increased trading could raise the     - The Fund could realize gains in a     - The Fund generally avoids short-term trading,
  Fund's brokerage and related costs      short period of time                    except to take advantage of attractive or
- Increased short-term capital gains    - The Fund could protect against          unexpected opportunities or to meet demands
  distributions could raise               losses if a stock is overvalued and     generated by shareholder activity.
  shareholders' income tax liability      its value later falls                 - The Fund's portfolio turnover rate for the
                                                                                  fiscal period 6/1/01 through 12/31/01 was 48%

DERIVATIVES
- Derivatives such as futures,          - Hedges that correlate well with       - The Fund uses derivatives, for hedging and for
  options, swaps, and forward foreign     underlying positions can reduce or      risk management (i.e., to establish or adjust
  currency contracts(1) that are used     eliminate losses at low cost            exposure to particular securities, markets or
  for hedging the portfolio or          - The Fund could make money and protect   currencies); risk management may include
  specific securities may not fully       against losses if management's          management of the Fund's exposure relative to
  offset the underlying positions and     analysis proves correct                 its benchmark
  this could result in losses to the    - Derivatives that involve leverage     - The Fund only establishes hedges that it expects
  Fund that would not have otherwise      could generate substantial gains at     will be highly correlated with underlying
  occurred                                low cost                                positions
- Derivatives used for risk management                                          - While the Fund may use derivatives that
  or to increase the Fund's gain may                                              incidentally involve leverage, it does not use
  not have the intended effects and                                               them for the specific purpose of leveraging its
  may result in losses or missed                                                  portfolio
  opportunities
- The counterparty to a derivatives
  contract could default
- Derivatives that involve leverage
  could magnify losses
- Certain types of derivatives involve
  costs to the Fund which can reduce
  returns
- Derivatives may, for tax purposes,
  affect the character of gain and
  loss realized by the Fund,
  accelerate recognition of income to
  the Fund, affect the holding period
  of the Fund's assets and defer
  recognition of certain of the Fund's
  losses

(1)A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                         POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
--------------------------------------- --------------------------------------- ----------------------------------------------------
SECURITIES LENDING                      - The Fund may enhance income through   - The adviser maintains a list of approved
- When the Fund lends a security,         the investment of the collateral        borrowers
  there is a risk that the loaned         received from the borrower            - The Fund receives collateral equal to at least
  securities may not be returned if                                               100% of the current value of the securities
  the borrower or the lending agent                                               loaned plus accrued interest
  defaults                                                                      - The lending agents indemnify the Fund against
- The collateral will be subject to                                               borrower default
  the risks of the securities in which                                          - The adviser's collateral investment guidelines
  it is invested                                                                  limit the quality and duration of collateral
                                                                                  investment to minimize losses
                                                                                - Upon recall, the borrower must return the
                                                                                  securities loaned within the normal settlement
                                                                                  period

MARKET CONDITIONS
- The Fund's share price and            - Stocks have generally outperformed    - Under normal circumstances, the Fund plans to
  performance will fluctuate in           more stable investments (such as bonds  remain fully invested in accordance with its
  response to stock and/or bond market    and cash equivalents) over the long     policies. Equity investments may include common
  movements                               term                                    stocks, convertible securities, preferred
- Adverse market conditions may from                                              stocks, depositary receipts (such as ADRs and
  time to time cause the Fund to take                                             EDRs), trust or partnership interests, warrants,
  temporary defensive positions that                                              rights, and investment company securities
  are inconsistent with its principal                                           - The Fund seeks to limit risk and enhance
  investment strategies and may hinder                                            performance through active management and
  the Fund from achieving its                                                     diversification
  investment objective                                                          - During severe market downturns, the Fund has the
                                                                                  option of investing up to 100% of assets in high
                                                                                  quality short-term instruments

MANAGEMENT CHOICES
- The Fund could underperform its       - The Fund could outperform its         - The adviser focuses its active management on
  benchmark due to its securities and     benchmark due to these same choices     securities selection, the area where it believes
  asset allocation choices                                                        its commitment to research can most enhance
                                                                                  returns

FOREIGN INVESTMENTS
- Currency exchange rate movements      - Favorable exchange rate movements     - The Fund anticipates that total foreign
  could reduce gains or create losses     could generate gains or reduce losses   investments will not exceed 20% of total assets
- The Fund could lose money because of  - Foreign investments, which represent a
  foreign government actions,             major portion of the world's
  political instability, or lack of       securities, offer attractive potential
  adequate and accurate information       performance and opportunities for
- Currency and investment risks tend      diversification
  to be higher in emerging markets;     - Emerging markets can offer higher
  these markets also present higher       returns
  liquidity and valuation risks

ILLIQUID HOLDINGS
- The Fund could have difficulty        - These holdings may offer more         - The Fund may not invest more than 15% of net
  valuing these holdings precisely        attractive yields or potential growth   assets in illiquid holdings
- The Fund could be unable to sell        than comparable widely traded         - To maintain adequate liquidity to meet
  these holdings at the time or price     securities                              redemptions, the Fund may hold high quality
  it desires                                                                      short-term securities (including repurchase
                                                                                  agreements and reverse repurchase agreements)
                                                                                  and, for temporary or extraordinary purposes,
                                                                                  may borrow from banks up to 33 1/3% of the value
                                                                                  of its total assets or draw on a line of credit

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND
DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

                   THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

HOW TO REACH US

MORE INFORMATION
For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.


         The Investment Company Act File No. for the Fund is: 811-7342.
            (C) J.P. Morgan Chase & Co. All Rights Reserved. May 2002

                                                                  PR-USSCABC-502

PROSPECTUS MAY 1, 2002

JPMORGAN U.S. EQUITY FUNDS

CLASS A, CLASS B AND CLASS C SHARES

DIVERSIFIED FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

Diversified Fund                                                    1
The Fund's Management and Administration                            8
How Your Account Works                                              9
  Know Which Classes To Buy                                         9
  About Sales Charges                                               9
  Buying Fund Shares                                               11
  Selling Fund Shares                                              12
  Exchanging Fund Shares                                           13
  Other Information Concerning the Fund                            13
  Distributions and Taxes                                          14
Shareholder Services                                               15
Risk and Reward Elements                                           16
How To Reach Us                                            Back Cover

JPMORGAN DIVERSIFIED FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's main risks, please see pages 16-17.

THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY
Drawing on a variety of analytical tools, the Fund's adviser allocates assets among various types of stock and bond investments, based on the following model allocation:

-  52% medium- and large-cap U.S. stocks

-  35% U.S. and foreign bonds

-  10% foreign stocks

-  3% small-cap U.S. stocks

The adviser may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.

Within this asset allocation framework, the adviser selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment grade bond universe (currently about five years).

The Fund may also invest up to 25% of its total assets in high yield, non-investment grade securities in the rating categories BB by S&P or the equivalent by another national rating organization, or if they are unrated are deemed by the adviser to be of comparable quality (junk bonds).

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that are not in stocks or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the equity portion of the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the adviser's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in mid- and small-capitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

To the extent that the Fund seeks higher returns by investing in junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have less secure financial positions.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   -  REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   -  ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the Fund Benchmark, the S&P 500 Index and the Lipper Balanced Funds Index, widely recognized market benchmarks. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000(R) (3%), Salomon Smith Barney Broad Investment Grade Bond (35%) and MSCI EAFE (10%) indices.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares or the contingent deferred sales load which is assessed on Class B and Class C Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994     0.60%
1995    26.47%
1996    13.42%
1997    18.47%
1998    18.29%
1999    13.87%
2000    -4.24%
2001    -5.89%

--------------------------------------------------------------
BEST QUARTER                                            13.39%
--------------------------------------------------------------
                                            4th quarter, 1998
--------------------------------------------------------------
WORST QUARTER                                           -9.65%
--------------------------------------------------------------
                                            3rd quarter, 2001

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

* PRIOR TO A MERGER EFFECTIVE 9/7/01, THE FUND OPERATED IN A MASTER-FEEDER STRUCTURE. THE FUND'S PERFORMANCE FOR THE PERIOD BEFORE CLASSES A, B AND C WERE LAUNCHED ON 9/10/01 IS BASED ON THE PERFORMANCE OF THE RETAIL FEEDER THAT WAS MERGED OUT OF EXISTENCE (WHOSE INVESTMENT PROGRAM WAS IDENTICAL TO THE INVESTMENT PROGRAM OF, AND WHOSE EXPENSES WERE THE MOST SIMILAR TO THE CURRENT EXPENSES OF, CLASS A, B AND C SHARES) FROM 9/10/93 TO 9/10/01. DURING THIS PERIOD, THE ACTUAL RETURNS OF CLASS A, B AND C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A, B AND C SHARES HAVE HIGHER EXPENSES THAN THE RETAIL FEEDER.
(1)THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURN(5) (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)

                                               PAST 1 YEAR      PAST 5 YEARS         LIFE OF FUND
---------------------------------------------------------------------------------------------------
 CLASS A SHARES -
 RETURN BEFORE TAXES                             -11.31              6.27                 8.48
---------------------------------------------------------------------------------------------------
 CLASS A SHARES -
 RETURN AFTER TAXES ON
 DISTRIBUTIONS                                   -12.38              4.51                 6.68
---------------------------------------------------------------------------------------------------
 CLASS A SHARES -
 RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE
 OF FUND SHARES                                   -6.89              4.38                 6.19
---------------------------------------------------------------------------------------------------
 CLASS B SHARES - RETURN BEFORE TAXES            -10.05              7.24                 9.25
---------------------------------------------------------------------------------------------------
 CLASS C SHARES - RETURN BEFORE TAXES             -6.72              7.54                 9.25
---------------------------------------------------------------------------------------------------
 FUND BENCHMARK (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES
 OR TAXES)                                        -5.34              8.92                10.49
---------------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES
 OR TAXES)                                       -11.88             10.70                13.85
---------------------------------------------------------------------------------------------------
 LIPPER BALANCED FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                -3.24              8.37                 9.34
---------------------------------------------------------------------------------------------------

After-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*  SEE FOOTNOTE ON PREVIOUS PAGE.
(1)THE FUND COMMENCED OPERATIONS 9/10/93. PERFORMANCE FOR THE BENCHMARKS IS AS OF 9/30/93.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The estimated expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A SHARES       CLASS B SHARES       CLASS C SHARES
---------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF THE OFFERING PRICE*               5.75%                NONE                    NONE
---------------------------------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 SHOWN AS LOWER OF ORIGINAL PURCHASE PRICE
 OR REDEMPTION PROCEEDS                                  NONE                 5.00%                   1.00%
---------------------------------------------------------------------------------------------------------------

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                                    CLASS A       CLASS B        CLASS C
                                                    SHARES        SHARES         SHARES
------------------------------------------------------------------------------------------
 MANAGEMENT FEES                                     0.55          0.55           0.55
 DISTRIBUTION (RULE 12b-1) FEES                      0.25          0.75           0.75
 SHAREHOLDER SERVICE FEES                            0.25          0.25           0.25
 OTHER EXPENSES(1)                                   0.43          0.43           0.43
------------------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                            1.48          1.98           1.98
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)            (0.38)        (0.38)         (0.38)
------------------------------------------------------------------------------------------
 NET EXPENSES(2)                                     1.10          1.60           1.60
------------------------------------------------------------------------------------------

(1)"OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
   YEAR.
(2)REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.10%, 1.60% AND 1.60%, RESPECTIVELY, OF AVERAGE DAILY NET ASSETS UNTIL 4/30/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 CLASS A SHARES* ($)             681         981        1,303        2,211
-------------------------------------------------------------------------------
 CLASS B SHARES** ($)            663         885        1,232        2,146***
-------------------------------------------------------------------------------
 CLASS C SHARES** ($)            263         585        1,032        2,276
-------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)              163         585        1,032       2,146***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)              163         585        1,032       2,276
--------------------------------------------------------------------------------

  * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
 ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
    BEEN OWNED FOR EIGHT YEARS.

THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The trustees of the trust are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER
JPMIM is the investment adviser and makes the day-to-day investment decisions for the Fund. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, the adviser was paid a management fee (net of waivers) of 0.55% of average daily net assets.

THE PORTFOLIO MANAGERS
The portfolio management team is led by John M. Devlin, Vice President of the adviser, who joined the team in December 1993 and has been at JPMIM since 1986, and Anne Lester, Vice President of the adviser, who joined the team in June 2000 and has been at JPMIM since 1992. Prior to managing this Fund, Ms. Lester worked in the Product Development Group and as a fixed-income and currency trader and as a portfolio manager in Milan.

THE FUND'S ADMINISTRATOR
JPMorgan Chase Bank (Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B and Class C Shares of the Fund held by investors serviced by the shareholder servicing agent.

The adviser and/or the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

KNOW WHICH CLASSES TO BUY
The Fund may issue multiple classes of shares. This prospectus relates only to Class A, Class B and Class C Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but higher annual fees and a contingent deferred sales charge.

ABOUT SALES CHARGES
You may pay a sales charge to buy Class A Shares, and you may pay a sales charge with respect to Class B or C Shares of the Fund. There are also ongoing charges that all investors pay as long as they own their shares.

Different charges are associated with each class of shares:

- If you choose to invest in Class A Shares, you may pay a sales charge when you invest.

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year.

There are a number of plans and special discounts which can decrease or eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES
The initial sales charge is deducted directly from the money you invest. As the following table shows, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a fund owns, minus everything it owes, divided by the number of shares held by investors.

TOTAL SALES CHARGE

                                      AS % OF THE      AS %
                                      OFFERING         OF NET
 AMOUNT OF                            PRICE            AMOUNT
 INVESTMENT                           PER SHARE        INVESTED
---------------------------------------------------------------
 LESS THAN $100,000                      5.75            6.10
--------------------------------------------------------------
 $100,000 BUT UNDER $250,000             3.75            3.90
--------------------------------------------------------------
 $250,000 BUT UNDER $500,000             2.50            2.56
--------------------------------------------------------------
 $500,000 BUT UNDER
 $1 MILLION                              2.00            2.04
---------------------------------------------------------------

There is no sales charge for investments of $1 million or more.

CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.

 YEAR                DEFERRED SALES CHARGE
------------------------------------------
 1                      5%
------------------------------------------
 2                      4%
------------------------------------------
 3                      3%
------------------------------------------
 4                      3%
------------------------------------------
 5                      2%
------------------------------------------
 6                      1%
------------------------------------------
 7                   NONE
------------------------------------------
 8                   NONE
------------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

CLASS C SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

Like Class B Shares, Class C Shares have higher combined distribution and service fees. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B Shares.

GENERAL
The Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A Shares and up to 0.75% of the average daily net assets attributed to Class B Shares and Class C Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?
Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, Class B Shares may be the most economical choice.

Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A Shares are the most economical choice.

If you plan to buy less than $100,000 of shares, Class B Shares or Class C Shares will generally be the most economical choice.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A Shares. These fees appear in the table called Estimated Annual Operating Expenses for the Fund.

Your investment representative may be able to advise you about the best class of shares for you.

BUYING FUND SHARES
You can buy shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative you want to buy shares in the Fund, and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See Shareholder Services for details.

GENERAL
Whether you choose Class A, Class B or Class C Shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your order. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). The Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

 THE JPMORGAN FUNDS SERVICE CENTER
 1-800-348-4782

MINIMUM INVESTMENTS

 TYPE OF                         INITIAL         ADDITIONAL
 ACCOUNT                         INVESTMENT      INVESTMENTS
------------------------------------------------------------
 REGULAR ACCOUNT                 $2,500          $100
------------------------------------------------------------
 SYSTEMATIC INVESTMENT
 PLAN(1)                         $2,500          $100
------------------------------------------------------------
 IRAS                            $1,000          $100
------------------------------------------------------------
 SEP-IRAS                        $1,000          $100
------------------------------------------------------------
 EDUCATION IRAS                  $  500          $100
------------------------------------------------------------

(1)FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

The Fund will not issue certificates for Class A, Class B or Class C Shares.

SELLING FUND SHARES
You can sell your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative you want to sell your shares in the Fund. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of the Fund worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL
You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, in proper form, less any applicable sales charges.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Fund will make available to you the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

-  you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative you want to exchange your shares in the Fund. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange shares from one JPMorgan account to another of the same class. See Shareholder Services for details.

GENERAL
If you exchange Class B Shares of the Fund for Class B Shares of another JPMorgan Fund, or Class C Shares for Class C Shares, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus before making an exchange. You will need to meet the applicable minimum investment requirement.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administrative fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUND
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expense from any sales request if the Fund takes reasonable precautions. The Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

DISTRIBUTIONS AND TAXES
The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund generally distributes any net investment income at least quarterly. Net capital gain, if any, is distributed annually. The Fund may decide to make more or fewer distributions in a given year.

You have three options for your distributions. You may:

-  reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also choose to make a lower initial investment of $250 which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information, please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE
You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B Shares or Class C Shares on which you have paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge, but you must buy the Class A Shares within 90 days of selling the Class B or Class C Shares.

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up the Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS                                POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED  DELIVERY
SECURITIES
- When the Fund buys securities before         - The Fund can take advantage of           - The Fund segregates liquid assets to
  issue or for delayed delivery, it could        attractive transaction opportunities       offset leverage risks
  be exposed to leverage risk if it does
  not segregate liquid assets

SHORT-TERM TRADING
- Increased trading could raise the Fund's     - The Fund could realize gains in a        - The Fund generally avoids short-term
  brokerage and related costs                    short period of time                       trading, except to take advantage of
- Increased short-term capital gains           - The Fund could protect against losses      attractive or unexpected
  distributions could raise shareholders'        if a stock is overvalued and its           opportunities or to meet demands
  income tax liability                           value later falls                          generated by shareholder activity
                                                                                          - The Fund's portfolio turnover rate
                                                                                            for the period 7/1/01 through
                                                                                            12/31/01 was 107%

DERIVATIVES
- Derivatives such as futures, options,        - Hedges that correlate well with          - The Fund uses derivatives for hedging
  swaps, and forward foreign currency            underlying positions can reduce or         and for risk management (i.e., to
  contracts(1) that are used for hedging         eliminate losses at low cost               establish or adjust exposure to
  the portfolio or specific securities may     - The Fund could make money and protect      particular securities, markets or
  not fully offset the underlying                against losses if management's             currencies); risk management may
  positions and this could result in             analysis proves correct                    include management of the Fund's
  losses to the Fund that would not have       - Derivatives that involve leverage          exposure relative to its benchmark
  otherwise occurred                             could generate substantial gains at      - The Fund only establishes hedges that
- Derivatives used for risk management or        low cost                                   it expects will be highly correlated
  to increase the Fund's gain may not have                                                  with underlying positions
  the intended effects and may result in                                                  - While the Fund may use derivatives
  losses or missed opportunities                                                            that incidentally involve leverage,
- The counterparty to a derivatives                                                         it does not use them for the specific
  contract could default                                                                    purpose of leveraging its portfolio
- Derivatives that involve leverage could
  magnify losses
- Certain types of derivatives involve
  costs to the Fund which can reduce
  returns
- Derivatives may, for tax purposes,
  affect the character of gain and loss
  realized by the Fund, accelerate
  recognition of income to the Fund,
  affect the holding period of the Fund's
  assets, and defer recognition of certain
  of the Fund's losses

(1)A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                                POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
- When the Fund lends a security, there is     - The Fund may enhance income through      - The adviser maintains a list of
  a risk that the loaned securities may          the investment of the collateral           approved borrowers
  not be returned if the borrower or the         received from the borrower               - The Fund receives collateral equal to
  lending agent defaults                                                                    at least 100% of the current value of
- The collateral will be subject to the                                                     the securities loaned plus accrued
  risks of the securities in which it is                                                    interest
  invested                                                                                - The lending agents indemnify the Fund
                                                                                            against borrower default
                                                                                          - The adviser's collateral investment
                                                                                            guidelines limit the quality and
                                                                                            duration of collateral investment to
                                                                                            minimize losses
                                                                                          - Upon recall, the borrower must return
                                                                                            the securities loaned within the
                                                                                            normal settlement period

MARKET CONDITIONS
- The Fund's share price and performance       - Stocks have generally outperformed       - Under normal circumstances, the Fund
  will fluctuate in response to stock            more stable investments (such as           plans to remain fully invested in
  and/or bond market movements                   bonds and cash equivalents) over the       accordance with its policies. Equity
- Adverse market conditions may from time        long term                                  investments may include depositary
  to time cause the Fund to take temporary     - The Fund's balanced portfolio should       receipts (such as ADRs and EDRs),
  defensive positions that are                   mitigate the effects of wide market        common stocks, convertible
  inconsistent with its principal                fluctuations, especially when stock        securities, preferred stocks, trust
  investment strategies and may hinder the       and bond prices move in different          or partnership interests, warrants,
  Fund from achieving its investment             directions                                 rights, and investment company
  objective                                                                                 securities
                                                                                          - The Fund seeks to limit risk and
                                                                                            enhance performance through active
                                                                                            management and diversification
                                                                                          - During severe market downturns, the
                                                                                            Fund has the option of investing up
                                                                                            to 100% of assets in high quality
                                                                                            short-term instruments

MANAGEMENT CHOICES
- The Fund could underperform its              - The Fund could outperform its            - The adviser focuses its active
  benchmark due to its securities and            benchmark due to these same choices        management on securities selection,
  asset allocation choices                                                                  the area where it believes its
                                                                                            commitment to research can most
                                                                                            enhance returns

FOREIGN INVESTMENTS
- Currency exchange rate movements could       - Favorable exchange rate movements        - The Fund anticipates that total
  reduce gains or create losses                  could generate gains or reduce losses      foreign investments will not exceed
- The Fund could lose money because of         - Foreign investments, which represent       30% of total assets
  foreign government actions, political          a major portion of the world's           - The Fund actively manages the
  instability, or lack of adequate and           securities, offer attractive               currency exposure of its foreign
  accurate information                           potential performance and                  investments relative to its
- Currency and investment risks tend to be       opportunities for diversification          benchmark, and may hedge back into
  higher in emerging markets; these            - Emerging markets can offer higher          the U.S. dollar from time to time
  markets also present higher liquidity          returns                                    (see also "Derivatives"); these
  and valuation risks                                                                       currency management techniques may
                                                                                            not be available for certain emerging
                                                                                            markets investments

ILLIQUID HOLDINGS
- The Fund could have difficulty valuing       - These holdings may offer more            - The Fund may not invest more than 15%
  these holdings precisely                       attractive yields or potential growth      of net assets in illiquid holdings
- The Fund could be unable to sell these         than comparable widely traded            - To maintain adequate liquidity to
  holdings at the time or price it desires       securities                                 meet redemptions, the Fund may hold
                                                                                            high quality short-term securities
                                                                                            (including repurchase agreements and
                                                                                            reverse repurchase agreements) and,
                                                                                            for temporary or extraordinary
                                                                                            purposes, may borrow from banks up to
                                                                                            33 1/3% of the value of its total
                                                                                            assets or draw on a line of credit

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND
DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

            THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

HOW TO REACH US

MORE INFORMATION
For investors who want more information on this Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

          The Investment Company Act File No. for the Fund is 811-7342.
            (C) J.P. Morgan Chase & Co. All Rights Reserved. May 2002

                                                                    PR-DFABC-502

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                                     MAY 1, 2002

                        J.P. MORGAN INSTITUTIONAL FUNDS

                           JPMORGAN DIVERSIFIED FUND
                        JPMORGAN DISCIPLINED EQUITY FUND
                           JPMORGAN U.S. EQUITY FUND
                        JPMORGAN U.S. SMALL COMPANY FUND
                      522 FIFTH AVENUE, NEW YORK, NY 10036

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED MAY 1, 2002 FOR THE FUNDS LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME. ADDITIONALLY, THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE THE FINANCIAL STATEMENTS, INCLUDING THE INDEPENDENT ACCOUNTANTS' REPORTS, INCLUDED IN THE SHAREHOLDER REPORTS RELATING TO THE FUNDS LISTED ABOVE, DATED DECEMBER 31, 2001. THE PROSPECTUSES AND THE FINANCIAL STATEMENTS, INCLUDING THE INDEPENDENT ACCOUNTANTS' REPORTS THEREON, ARE AVAILABLE, WITHOUT CHARGE UPON REQUEST FROM J.P. MORGAN FUND DISTRIBUTORS, INC. (THE "DISTRIBUTOR"), AT
1211 AVENUE OF THE AMERICAS, NEW YORK, NY 10036, ATTENTION: JPMORGAN FUNDS (800) 221-7930.

    For more information about the Funds or the financial statements, simply call or write the JPMorgan Funds Service Center at:

Select, Classes A, B and C Shares:  Institutional Shares:

JPMorgan Funds Service Center       JPMorgan Institutional Funds
P.O. Box 219392                     Service Center
Kansas City, MO 64121-9392          500 Stanton Christiana Road
                                    Newark, Delaware 19713

1-800-348-4782                      1-800-766-7722

                                                                  SAI-EQINST-402

TABLE OF CONTENTS                                              PAGE
---------------------------------------------------------------------

General.....................................................     3
Investment Objectives and Policies..........................     3
Investment Restrictions.....................................    20
Trustees....................................................    22
Officers....................................................    25
Codes of Ethics.............................................    27
Investment Adviser..........................................    27
Distributor.................................................    29
Administrator...............................................    30
Distribution Plan...........................................    32
Custodian and Transfer Agent................................    33
Shareholder Servicing.......................................    33
Financial Professionals.....................................    35
Independent Accountants.....................................    35
Expenses....................................................    35
Purchases, Redemptions and Exchanges........................    36
Dividends and Distributions.................................    41
Net Asset Value.............................................    41
Performance Data............................................    42
Portfolio Transactions......................................    45
Massachusetts Trust.........................................    47
Description of Shares.......................................    48
Distributions and Tax Matters...............................    49
Additional Information......................................    54
Financial Statements........................................    58
Appendix A--Description of Securities Ratings...............   A-1

                                    GENERAL

    J.P. Morgan Institutional Funds (the "Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on November 4, 1992. The Trust presently consists of ten separate series. This Statement of Additional Information ("SAI") relates only to the JPMorgan Diversified Fund, JPMorgan Disciplined Equity Fund, JPMorgan U.S. Equity Fund, and JPMorgan U.S. Small Company Fund (each a "Fund" and collectively, the "Funds"). The other J.P. Morgan Institutional Funds are covered by separate Statements of Additional Information. The Trustees of the Trust have authorized the issuance and sale of up to five classes of each Fund:
Institutional Class, Select Class, Class A, Class B and Class C Shares.

    This SAI describes the financial history, investment objectives and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

    This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund's current Prospectuses (each a "Prospectus" and collectively, the "Prospectuses"). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Funds' executive offices are located at 522 Fifth Avenue, New York, NY 10036.

    Prior to September 7, 2001, the Funds sought to achieve their investment objective by investing all of their investable assets in separate Master Funds (each, a "Portfolio"), a corresponding diversified open-end management investment company having the same investment objective as the corresponding Fund. The Funds no longer operate under a "master/feeder" structure and instead invest directly in portfolio securities.

    The Funds are advised by J.P. Morgan Investment Management Inc. ("JPMIM" or the "Adviser").

    Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, an affiliate of the Adviser or any other bank. Shares of the Funds are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

                       INVESTMENT OBJECTIVES AND POLICIES

    The following discussion supplements the information regarding the investment objective of each Fund and the policies to be employed to achieve the objective by each Fund as set forth in the applicable Prospectuses.

    JPMORGAN DIVERSIFIED FUND (the "Diversified Fund") is designed for investors who wish to invest for long term objectives such as retirement and who seek to attain real appreciation in their investments over the long term, but with somewhat less price fluctuation than a portfolio consisting solely of equity securities. The Diversified Fund's investment objective is to provide a high total return from a diversified portfolio of stocks and bonds.

    The mix of equities and fixed income is based on the risk premium model and the anticipation of changing economic trends. The risk premium is the difference between JPMIM's forecast of the long-term return on stocks (determined using JPMIM's proprietary dividend discount model) and the current nominal yield on 30-year U.S. Treasury bonds. When the risk premium is high, more assets are allocated to stocks. When the risk premium is low, more assets are allocated to bonds. Within U.S. equities, the allocation between large cap and small cap stocks is based on the relative dividend discount rate spread between large and small cap. The equity portion of the portfolio will be invested primarily in large and medium sized U.S. companies with market capitalizations above $1.5 billion, with the balance in small U.S. companies primarily included in the Russell 2000 Index and in foreign issuers primarily in developed countries and occasionally in emerging markets. Within fixed income, the allocation among sectors is based on JPMIM's analysis of their relative valuations.

INVESTMENT PROCESS FOR THE DIVERSIFIED FUND'S EQUITY COMPONENT

    With respect to the equity portion of the portfolio, JPMIM uses:

    FUNDAMENTAL RESEARCH: JPMIM's team of domestic equity analysts, which includes more than 20 members, each an industry specialist with an average of over 11 years of experience, follow 600 mid-and large capitalization U.S. companies. Their research goal is to forecast intermediate-term earnings and prospective dividend growth rates for the most attractive companies among those researched.

    SYSTEMATIC VALUATION: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model which calculates intermediate-term earnings by comparing a company's current stock price with the "fair value" price forecasted by the estimated intermediate-term earnings power. Within each sector, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

    DISCIPLINED PORTFOLIO CONSTRUCTION: A broadly diversified portfolio is constructed using disciplined buy and sell rules. Purchases are allocated among stocks in the first three quintiles. The stocks selected reflect the portfolio managers' judgment concerning the soundness of the underlying forecasts, the likelihood that a perceived misvaluation will be corrected within a reasonable time frame, and the manager's estimate magnitude of the risks versus the potential rewards. A stock that falls into the fourth and fifth quintiles generally becomes a candidate for sale, either because its price has risen or its fundamentals have deteriorated. The portfolio's sector weightings are matched to those of the S&P 500 Index, reflecting JPMIM's belief that its research has the potential to add value at the individual stock level, but not at the sector level. JPMIM also controls the portfolio's exposure to style and theme bets and maintains near-market security weightings in individual security holdings. This process results in an investment portfolio containing 250-300 stocks.

INVESTMENT PROCESS FOR THE DIVERSIFIED FUND'S FIXED-INCOME COMPONENT

    DURATION/YIELD CURVE MANAGEMENT: JPMIM's duration decision begins with an analysis of real yields, which its research indicates are generally a reliable indicator of longer term interest rate trends. Other factors JPMIM studies in regard to interest rates include economic growth and inflation, capital flows and monetary policy. Based on this analysis, JPMIM forms a view of the most likely changes in the level and shape of the yield curve--as well as the timing of those changes--and sets the portfolio's duration and maturity structure accordingly. JPMIM typically limits the overall duration of the portfolio to a range between one year shorter and one year longer than that of the Salomon Smith Barney Broad Investment Grade Bond Index. The maturities of the individual fixed-income securities in the portfolio may vary widely, however.

    SECTOR ALLOCATION: Sector allocations are driven by JPMIM's fundamental and quantitative analysis of the relative valuation of a broad array of fixed-income sectors. Specifically, JPMIM utilizes market and credit analysis to assess whether the current risk-adjusted yield spreads of various sectors are likely to widen or narrow. JPMIM then overweights (underweights) those sectors its analysis indicates offer the most (least) relative value, basing the speed and magnitude of these shifts on valuation considerations.

    SECURITY SELECTION: Securities are selected by the portfolio managers, with substantial input from JPMIM's fixed-income analysts and traders. Using quantitative analysts as well as traditional valuation methods, JPMIM's applied research analysts aim to optimize security selection within the bounds of each Fund's investment objective. In addition, credit analysts--supported by JPMIM's equity analysts--assess the creditworthiness of issuers and counterparties. A dedicated trading desk contributes to security selection by tracking new issuance, monitoring dealer inventories and identifying attractively priced bonds. The traders also handle all transactions for the portfolio.

INVESTMENT PROCESS FOR THE DIVERSIFIED FUND'S U.S. SMALL COMPANY COMPONENT

    FUNDAMENTAL RESEARCH: JPMIM's domestic equity analysts also continuously monitor 300-500 small-cap stocks with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Because JPMIM's analysts follow both the larger and smaller companies in their industries--in essence, covering their industries from top to bottom--they are able to bring broad perspective to the research they do on both.

    See "Systematic Valuation" above.

    DISCIPLINED PORTFOLIO CONSTRUCTION: A diversified portfolio is constructed as for the equity component, but purchases are concentrated among the stocks in the top two quintiles of the rankings. Once a stock falls into the third quintile, it generally becomes a candidate for sale. The portfolio managers seek to hold sector weightings close to those of the Russell
2000-Registered Trademark- Index. Sector neutrality is also seen as a way to help to protect the portfolio from macroeconomic risks and--together with diversification--represents an important element of JPMIM's investment strategy.

    JPMORGAN DISCIPLINED EQUITY FUND (the "Disciplined Equity Fund") is designed for investors seeking enhanced total return relative to that of large and mid-sized companies, typically represented by the S&P 500 Index. The Disciplined Equity Fund's investment objective is to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500 Index. This investment objective can be changed without shareholder approval.

    The Disciplined Equity Fund invests in a diversified portfolio of common stocks and other equity securities.

INVESTMENT PROCESS FOR THE DISCIPLINED EQUITY FUND

    FUNDAMENTAL RESEARCH: The Adviser's more than 20 domestic equity analysts, each an industry specialist with an average of over 10 years of experience, follow approximately 600 mid- and large-capitalization U.S. companies. Their research goal is to forecast intermediate-term earnings and prospective dividend growth rates for the companies that they cover.

    SYSTEMATIC VALUATION: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model which calculates intermediate-term earnings by comparing a company's current stock price with its forecasted dividends and earnings. Within each sector, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

    STOCK SELECTION: A broadly diversified portfolio is constructed using disciplined buy and sell rules. Purchases are allocated among stocks in the first three quintiles. Once a stock falls into the fourth and fifth quintiles--either because its price has risen or its fundamentals have deteriorated--it generally becomes a candidate for sale. The Disciplined Equity Fund's sector weightings are matched to those of the S&P 500 Index, the Disciplined Equity Fund's benchmark. The Adviser, also controls the Disciplined Equity Fund's exposure to style and theme bets and maintains near-market security weightings in individual security holdings. This process results in an investment portfolio containing approximately 300 stocks.

    JPMORGAN U.S. EQUITY FUND (the "U.S. Equity Fund") is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index. The U.S. Equity Fund's investment objective is to provide a high total return from a portfolio of selected equity securities. This investment objective can be changed without shareholder approval.

    In normal circumstances, the U.S. Equity Fund will invest in U.S. equity securities consisting of U.S. common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, depository receipts, trust certifications, limited partnership interests and investment company securities (collectively, "Equity Securities"). The U.S. Equity Fund's primary equity investments are the common stock of large capitalization U.S. corporations and, to a limited extent, similar securities of foreign corporations.

INVESTMENT PROCESS FOR THE U.S. EQUITY FUND

    RESEARCH: The Adviser's more than 20 domestic equity analysts, each an industry specialist with an average of over 10 years of experience, follow approximately 700 predominantly large- and mid-sized U.S. companies--approximately 500 of which form the universe for the U.S. Equity Fund's investments. Their research goal is to forecast normalized, longer-term earnings and dividends for the companies that they cover. In doing this, they may work in concert with the Adviser's international equity analysts in order to gain a broader perspective for evaluating industries and companies in today's global economy.

    VALUATION: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model which calculates long-term earnings by comparing a company's current stock price with its forecasted dividends and earnings. Within each sector, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

    STOCK SELECTION: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among first-quintile stocks; the stocks selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misvaluation will be corrected within a reasonable time frame, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile--because its price has risen or its fundamentals have deteriorated--it generally becomes a candidate for sale. The portfolio managers seek to hold sector weightings close to those of the S&P 500 Index, the U.S. Equity Fund's benchmark.

    JPMORGAN U.S. SMALL COMPANY FUND (the "U.S. Small Company Fund") is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The U.S. Small Company Fund's investment objective is to provide high total return from a portfolio of small company stocks. This investment objective can be changed without shareholder approval.

    The U.S. Small Company Fund attempts to achieve its investment objective by investing in the stock of small- and mid-sized U.S. companies whose market capitalizations are greater than $125 million and less than $2 billion at the time of purchase. Industry by industry, the Fund's weightings are similar to those of the Russell 2000-Registered Trademark- Index.

INVESTMENT PROCESS FOR THE U.S. SMALL COMPANY FUND

    RESEARCH: The Adviser's more than 20 domestic equity analysts, each an industry specialist with an average of over 10 years of experience, continuously monitor the small-cap stocks in their respective sectors with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Their research goal is to forecast normalized, long-term earnings and dividends for the most attractive small cap companies among those they monitor--a universe that contains a total of approximately 600 names. Because the Adviser's analysts follow both the larger and smaller companies in their industries--in essence, covering their industries from top to bottom--they are able to bring broad perspective to the research they do on both.

    VALUATION: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model which calculates long-term earnings by comparing a company's current stock price with the its forecasted dividends and earnings. Within each sector, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

    STOCK SELECTION: A broadly diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among the stocks in the top two quintiles of the rankings; the specific stocks selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misvaluation will soon be corrected, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile--because its price has risen or its fundamentals have deteriorated--it generally becomes a candidate for sale. The portfolio manager seeks to hold sector weightings close to those of the Russell
2000-Registered Trademark- Index, the U.S. Small Company Fund's benchmark.

                               EQUITY INVESTMENTS

    The equity securities in which the Funds invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter ("OTC") market as well as certain restricted or unlisted securities.

    EQUITY SECURITIES. The equity securities in which the Funds may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

    Preferred Stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.

    The convertible securities in which the Funds may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

    The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, but senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors but senior to the claims of common shareholders.

                             COMMON STOCK WARRANTS

    The Funds may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

    Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

                              FOREIGN INVESTMENTS

    For purposes of a Fund's investment policies, the issuer of a security may be deemed to be located in a particular country if (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country, or (iii) the issuer derives its revenues from goods produced or sold, investments made or services performed in such country or has at least 50% of its assets situated in such country. The Funds may make substantial investments in foreign securities. Other than the Diversified Fund, which may invest up to 30% of its total assets in foreign securities, the Funds may invest up to 20% of their total assets in foreign securities. Investors should realize that the value of the Funds' investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of Fund securities and could favorably or unfavorably affect the Funds' operations.

    Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Also, to obtain and enforce a judgment against a foreign issuer may be more difficult. Any foreign investments made by the Funds must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

    Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.

    In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

    Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

    Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

    Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Funds' currency exposure related to foreign investments.

    The Funds may also invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Funds' investments in those countries and the availability to a Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Funds' investments in such countries illiquid and more volatile than investments in more developed countries, and a Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

    FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Funds buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Funds may enter from time to time into foreign currency exchange transactions. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies. The cost of a Fund's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

    A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contracts. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

    The Funds may enter into forward foreign currency exchange contracts in connection with settlements of securities transactions and other anticipated payments or receipts. In addition, from time to time, the Adviser may reduce a Fund's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar. The Funds may also enter into forward foreign currency exchange contracts to adjust their currency exposure relative to their benchmarks. Forward foreign currency exchange contracts may involve the purchase or sale of a foreign currency in exchange for U.S. dollars or may involve two foreign currencies.

    Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause a Fund to assume the risk of fluctuations in the value of the currency purchased vis-a-vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

                            FIXED-INCOME INVESTMENTS

    Certain Funds may invest in a broad range of debt securities of domestic and foreign corporate and government issuers. The corporate securities in which these Funds may invest include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment, a Fund will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. In addition, the value of zero coupon securities which do not pay interest is more volatile than that of interest bearing debt securities with the same maturity.

                     INVESTMENT IN LOWER RATED OBLIGATIONS

    While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality debt securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality debt obligations tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to Funds investing in such lower quality securities; therefore, the achievement of each applicable Fund's investment objective may be more dependent on the Adviser's credit analysis.

    Lower quality debt obligations are affected by the market's perception of their credit quality, especially during time of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed-income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market or to value accurately the Fund's portfolio holdings for purposes of determining the Fund's net asset value.

                   CORPORATE BONDS AND OTHER DEBT SECURITIES

    Certain Funds may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

    MORTGAGE-BACKED SECURITIES. Certain Funds may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agricultural properties, commercial properties and mixed use properties. The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.

    GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes") are supported by the full faith and credit of the United States. Certain other U.S. government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of instrumentalities such as the Federal Home Loan Mortgage Corporation ("Freddie Macs") and the Federal National Mortgage Association ("Fannie Maes"). No assurance can be given that the U.S. government will provide financial support to these federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

    There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed real estate mortgage investment conduit certificates ("REMIC Certificates"), other collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities.

    Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

    Multiple class securities include CMOs and REMIC Certificates issued by U.S. government agencies, instrumentalities (such as Fannie Mae) and sponsored enterprises (such as Freddie Mac) or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities and payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

    CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae and Freddie Mac under their respective guarantee of the REMIC Certificates are obligations solely of Fannie Mae and Freddie Mac, respectively.

    CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

    STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by private issuers. Although the market for such securities is increasingly liquid, privately issued SMBS may not be readily marketable and will be considered illiquid for purposes of the Funds' restriction on investments in illiquid securities. The Adviser may determine that SMBS which are U.S. government securities are liquid for purposes of each Fund's restriction on investments in illiquid securities in accordance with procedures adopted by the Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

    MORTGAGES (DIRECTLY HELD). Certain Funds may invest directly in mortgages. Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by the Adviser.

    The directly placed mortgages in which these Funds invest may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Fund forecloses on any non-performing mortgage and acquires a direct interest in the real property, the Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Funds or the Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

    ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Each Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income." Because a Fund will distribute "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Fund will have fewer assets with which to purchase income producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

    ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entity issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in the applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

    CORPORATE FIXED-INCOME SECURITIES. Certain Funds may invest in publicly and privately issued debt obligations of U.S. and non-U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. These securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

                            MONEY MARKET INSTRUMENTS

    Although the Funds intend under normal circumstances and to the extent practicable to be fully invested in Equity Securities, each Fund may invest in money market instruments to the extent consistent with its investment objective and policies. The Funds may make money market investments pending other investment or settlement for liquidity or in adverse market conditions. A description of the various types of money market instruments that may be purchased by the Funds appears below. Also see "Quality and Diversification Requirements."

    U.S. TREASURY SECURITIES. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

    ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Funds may invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

    FOREIGN GOVERNMENT OBLIGATIONS. Each of the Funds, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."

    BANK OBLIGATIONS. Each of the Funds may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $1 billion in total assets and are organized under the laws of the United States or any state,
(ii) foreign branches of these banks or foreign banks of equivalent size (Euros), and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Funds will not invest in obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Funds may also invest in international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank or the World Bank).

    COMMERCIAL PAPER. Each of the Funds may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and JPMorgan Chase Bank acting as agent, for no additional fee.

    The monies loaned to the borrower come from accounts managed by JPMorgan Chase Bank or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. JPMorgan Chase Bank has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by JPMorgan Chase Bank . Since master demand obligations typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Funds to be liquid because they are payable upon demand. The Funds do not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of JPMorgan Chase Bank or its affiliates) to whom JPMorgan Chase Bank, in its capacity as a commercial bank, has made a loan.

    REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the Adviser's credit guidelines. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of a Fund's custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.

    CORPORATE BONDS AND OTHER DEBT SECURITIES. Each of the Funds may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objective and policies. A description of these investments appears below. See "Quality and Diversification Requirements."

    Each of the Funds may make investments in other debt securities, including without limitation in corporate and foreign bonds, asset-backed securities and other obligations described in this SAI.

                             ADDITIONAL INVESTMENTS

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed-income securities no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value, and include the maturity for the purpose of calculating the average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will maintain with the Funds' custodian a segregated account with liquid assets consisting of cash, U.S. government securities or other appropriate securities, in an amount at least equal to such commitment. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Fund obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

    INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Funds to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act") or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund; provided, however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

    The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting each Fund to invest their uninvested cash in any affiliated money market funds. The order sets forth the following conditions: (1) a Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its advisory fee from such Fund in an amount sufficient to offset any doubling up of advisory, shareholder servicing and administration fees.

    REVERSE REPURCHASE AGREEMENTS. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses of a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Each Fund will establish and maintain with a Fund's custodian a separate account with a segregated Fund of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. All forms of borrowing (including reverse repurchase agreements and securities lending) are limited in the aggregate and may not exceed 33 1/3% of a Fund's total assets.

    LOANS OF FUND SECURITIES. Each of the Funds may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its respective investors. The Funds may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Fund will consider all facts and circumstances before entering into such an agreement, including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. The Funds will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Funds, the Adviser or the Distributor, unless otherwise permitted by applicable law. All forms of borrowing (including reverse repurchase agreements and securities lending) are limited in the aggregate and may not exceed 33 1/3% of a Fund's total assets.

    ILLIQUID INVESTMENTS; PRIVATELY PLACED AND CERTAIN UNREGISTERED
SECURITIES. A Fund may not acquire any illiquid securities if, as a result thereof, more than 15% of the Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy restriction, the Funds may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended ("the 1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

    The Funds may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Adviser's implementation of these guidelines on a periodic basis.

    As to illiquid investments, a Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a holding under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

                    QUALITY AND DIVERSIFICATION REQUIREMENTS

    Each of the Funds intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of a Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. government, its agencies or instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

    The Funds will also comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes."

    The Funds may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion. At the time a Fund invests in any other short-term debt securities, they must be rated in the category A or higher by Moody's or Standard & Poor's, or the equivalent by another NRSRO, or if unrated, the investment must be of comparable quality in the Adviser's opinion.

    In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other relevant conditions, such as comparability to other issuers.

                        OPTIONS AND FUTURES TRANSACTIONS

    EXCHANGE-TRADED AND OTC OPTIONS. All options purchased or sold by the Funds will be traded on a securities exchange or will be purchased or sold by securities dealers ("OTC options") that meet the creditworthiness standards approved by the Trustees. Exchange-traded options are obligations of the Options Clearing Corporation. In the case of OTC options, a Fund relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

    Provided that a Fund has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may purchase or sell (write) futures contracts and may purchase and sell (write) put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed-income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit, and on indices of fixed-income securities and indices of equity securities.

    Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

    The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are paid by the Fund into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

    COMBINED POSITIONS. The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

    CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

    Options and futures contracts prices can also diverge from the prices of their underlying instruments even if the underlying instruments match a Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options, futures and securities are traded or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

    LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day.

On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange-Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

    POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

    ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. Although the Funds will not be commodity pools, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which the Funds can invest in such derivatives. Each Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

    In addition, each Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

                        SWAPS AND RELATED SWAP PRODUCTS

    Each of the Funds may engage in swap transactions, including, but not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

    Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will not sell interest rate caps, floors or collars if it does not own the securities with coupons which provide the interest that a Fund may be required to pay.

    Swap agreements are two party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate in a particular foreign currency or commodity or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

    The "notional amount" of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a "net basis" and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

    The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund's potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

    The use of swap transactions, caps, floors and collars involves investment techniques and risks which are different from those associated with Fund security transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund.

    The Adviser will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

    Each Fund will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligations under the agreement.

    No Fund will enter into any swap transaction, cap, floor or collar, unless the counterparty to the transaction is deemed creditworthy by the Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreement related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

    The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by the Adviser and approved by the Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand), and
(5) the nature of the marketplace for trades (including the ability to assign or offset a

Fund's rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

    During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

    The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

                                RISK MANAGEMENT

    The Funds may employ non-hedging risk management techniques. Examples of risk management strategies include synthetically altering a Fund's exposure to the equity markets of particular countries by purchasing futures contracts on the stock indices of those countries to increase exposure to their equity markets. Such non-hedging risk management techniques are not speculative, but because they involve leverage, include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

                               PORTFOLIO TURNOVER

    Prior to September 10, 2001, the percentages reflect the portfolio turnover rate of each Fund's corresponding Portfolio in which each Fund invested all of its assets. A rate of 100% indicates that the equivalent of all of a Fund's assets have been sold and reinvested in a year. High Fund turnover may result in the realization of substantial net capital gains or losses. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Distributions and Tax Matters" below.

    The table below sets forth the Funds' portfolio turnover rate for the fiscal periods indicated.

                                          FISCAL YEARS ENDED     FISCAL PERIOD
                                          -------------------       THROUGH
FUND (PRIOR FISCAL YEAR-END*)             1999   2000   2001   DECEMBER 31, 2001
-----------------------------             -----  -----  -----  ------------------
Diversified Fund (June 30)                144%   217%   185%          107%
Disciplined Equity Fund (May 31)          51%    56%    72%            33%
U.S. Equity Fund (May 31)                 84%    89%    81%            48%
U.S. Small Company Fund (May 31)          104%   104%   110%           48%

  *  The Funds changed their fiscal year-end to December 31.

                            INVESTMENT RESTRICTIONS

    The investment restrictions below have been adopted by the Trust with respect to each Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

    Each Fund:

        (1) May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

        (2) May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

        (3) May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

        (4) May not borrow money, except to the extent permitted by applicable law;

        (5) May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the 1933 Act;

        (6) May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and in the case of the Diversified Fund, make direct investments in mortgages;

        (7) May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

        (8) May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Funds and may be changed by their Trustees. These non-fundamental investment policies require that each of the Funds:

        (i) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments which are illiquid;

        (ii) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and

        (iii) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

    There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

    For purposes of fundamental investment restrictions regarding industry concentration, JPMIM may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if JPMIM determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, JPMIM may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

                                    TRUSTEES

    The Trustees of the Funds, together with information regarding their positions with the Funds, principal occupations and other board memberships and affiliations, are shown below. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN
            NAME (AGE);                                                FUND COMPLEX (1)
          POSITIONS WITH                 PRINCIPAL OCCUPATIONS           OVERSEEN BY          OTHER DIRECTORSHIPS HELD
         THE FUNDS (SINCE)                DURING PAST 5 YEARS              TRUSTEE              OUTSIDE FUND COMPLEX
-----------------------------------  ------------------------------  --------------------  ------------------------------

INDEPENDENT TRUSTEES

William J. Armstrong (60); Trustee   Retired; Vice-President &                77           None
(2001)                               Treasurer of Ingersoll-Rand
                                     Company

Roland E. Eppley, Jr. (69); Trustee  Retired                                  77           Trustee of Janel
(2001)                                                                                     Hydraulics, Inc.
                                                                                           (1993-Present)

Ann Maynard Gray (56); Trustee       Retired; Vice-President of               77           Director of Duke Energy
(2001)                               Capital Cities/ABC, Inc.                              Corporation (1997-Present);
                                     (1986-1998); President of                             Director of Elan Corporation,
                                     Diversified Publishing Group                          plc (2001-Present); Director
                                     (1991-1997)                                           of The Phoenix Companies
                                                                                           (2002)

Matthew Healey (63); Trustee and     Retired; Chief Executive                 77           None
President of the Board of Trustees   Officer of certain trusts in
(1996)                               J.P. Morgan funds (1982-2001)

Fergus Reid, III (69); Chairman of   Chairman & Chief Executive               77           Trustee of Morgan Stanley
the Board of Trustees (2001)         Officer of Lumelite                                   Funds (1995-Present)
                                     Corporation

James J. Schonbachler (59); Trustee  Retired; Managing Director of            77           Director of Jonathans Landing
(2001)                               Bankers Trust Company                                 Golf Club, Inc. (2001-Present)
                                     (financial services)
                                     (1968-1998); Group Head and
                                     Director of Bankers Trust,
                                     A.G., Zurich and BT Brokerage
                                     Corp. (financial services)

INTERESTED TRUSTEES

Leonard M. Spalding (66), Trustee    Retired; Chief Executive                 77           Director of Greenview Trust
(2001)*                              Officer of Chase Mutual Funds                         Co.
                                     (1989-1998); President & Chief
                                     Executive Officer of Vista
                                     Capital Management (investment
                                     management); Chief Investment
                                     Executive of Chase Manhattan
                                     Private Bank (investment
                                     management)

H. Richard Vartabedian (66);         Chairman of HSBC Asset                   77           None
Trustee (2001)**                     Management Americas Inc. and
                                     Executive Vice President of
                                     HSBC Bank USA (financial
                                     services); Chief Investment
                                     Officer, The Chase Manhattan
                                     Bank (1999-2001); Consultant,
                                     Republic National Bank
                                     (1994-1999)

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 10 investment companies.

  * Mr. Spalding is deemed to be an "interested person" due to his ownership of J.P. Morgan Chase & Co. stock.
 ** Mr. Vartabedian is deemed to be an "interested person" due to his affiliation with HSBC Asset Management Americas Inc., affiliates of which engage in portfolio and principal transactions with various JPMorgan Funds and certain other accounts managed by the adviser and its affiliates.

    Each Trustee is elected to serve for an indefinite term. The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees presently has Audit, Valuation, Investment, and Governance Committees. The members of the Audit Committee are Messrs. Armstrong (Chairman), Eppley and Reid and Ms. Gray. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the year ended December 31, 2001. The members of the Valuation Committee are Messrs. Healey (Chairman), Spalding, Schonbachler and Armstrong. The function of the Valuation Committee is to oversee the fair value of the Funds' portfolio securities as necessary. The Valuation Committee did not meet during the year ended December 31, 2001. The members of the Investment Committee are Messrs. Spalding (Chairman), Vartabedian and Healey and Ms. Gray. The function of the Investment Committee is to oversee the Adviser's investment program. The Investment Committee met once during the year end December 31, 2001. The members of the Governance Committee as of April 17, 2002, are Messrs. Reid (Chairman), Schonbachler and Eppley. The function of the Governance Committee is to nominate trustees for the Board to consider and to address Trustee compensation issues. The Governance Committee will consider nominees recommended by shareholders but has no procedures in place currently for doing so. The Governance Committee met once during the year ended December 31, 2001.

    The following table shows the dollar range of each Trustee's beneficial ownership of equity securities as of December 31, 2001 in the Funds and each Trustee's aggregate ownership in any Funds that the Trustee oversees in the Family of Investment Companies(1):

                                                              OWNERSHIP OF
                                   OWNERSHIP OF            DISCIPLINED EQUITY          OWNERSHIP OF U.S.
  NAME OF TRUSTEE                DIVERSIFIED FUND                 FUND                    EQUITY FUND
  ---------------            -------------------------  -------------------------  -------------------------

  INDEPENDENT TRUSTEES

  William J. Armstrong                 None                       None                       None
  Roland E. Eppley, Jr.                None                       None                       None
  Ann Maynard Gray                     None                       None                       None
  Matthew Healey                       None                       None                       None
  Fergus Reid, III                     None                       None                       None
  James J. Schonbachler                None                       None                       None

  INTERESTED TRUSTEES

  Leonard M. Spalding                  None                       None                       None
  H. Richard Vartabedian               None                       None                       None

                                                                AGGREGATE
                                                            OWNERSHIP OF ALL
                                                               REGISTERED
                                                               INVESTMENT
                                                                COMPANIES
                                                               OVERSEEN BY
                                 OWNERSHIP OF U.S.          TRUSTEE IN FAMILY
                                   SMALL COMPANY              OF INVESTMENT
  NAME OF TRUSTEE                      FUND                   COMPANIES(1)
  ---------------            -------------------------  -------------------------
  INDEPENDENT TRUSTEES
  William J. Armstrong                 None                   Over $100,000
  Roland E. Eppley, Jr.                None                   Over $100,000
  Ann Maynard Gray                     None                  $10,000-$50,000
  Matthew Healey                       None                   Over $100,000
  Fergus Reid, III                     None                   Over $100,000
  James J. Schonbachler                None                 $50,000-$100,000
  INTERESTED TRUSTEES
  Leonard M. Spalding                  None                   Over $100,000
  H. Richard Vartabedian               None                   Over $100,000

(1) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Trustees serve includes investment companies.

    As of December 31, 2001, none of the independent Trustees or their immediate family members owned securities of the Adviser or the Distributor or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.

    Each Trustee is currently paid an annual fee of $120,000 for serving as Trustee of the Funds and the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee. For his services as Chairman of the Board of Trustees of the JPMorgan Fund Complex, Mr. Reid is paid an additional $130,000. For his services as President of the Board of Trustees of the JPMorgan Fund Complex, Mr. Healey is paid an additional $40,000. For his services as the Chairman of the Governance Committee of the JPMorgan Fund Complex, Mr. Vartabedian is paid an additional $40,000. The Trustees may hold various other directorships unrelated to the JPMorgan Fund Complex.

    Trustee compensation expenses paid by the Funds and the JPMorgan Fund Complex for the calendar year ended December 31, 2001 are set forth below:

                                              AGGREGATE                     AGGREGATE
                              AGGREGATE        TRUSTEE       AGGREGATE       TRUSTEE        PENSION OR
                               TRUSTEE       COMPENSATION     TRUSTEE      COMPENSATION     RETIREMENT        TOTAL
                             COMPENSATION    PAID BY THE    COMPENSATION   PAID BY THE   BENEFITS ACCRUED  COMPENSATION
                             PAID BY THE     DISCIPLINED    PAID BY THE      US SMALL         BY THE        PAID FROM
NAME OF TRUSTEES           DIVERSIFIED FUND  EQUITY FUND   US EQUITY FUND  COMPANY FUND   FUND COMPLEX*    FUND COMPLEX
----------------           ----------------  ------------  --------------  ------------  ----------------  ------------

INDEPENDENT TRUSTEES

William J. Armstrong,
  Trustee                        $360           $  527          $214           $217           $30,616        $106,500
Roland R. Eppley, Jr.,
  Trustee                        $360           $  527          $214           $217           $44,137        $107,500
Ann Maynard Gray, Trustee        $664           $1,284          $285           $401               N/A        $100,000
Matthew Healey, Trustee
  and President of the
  Board of Trustees (1)          $784           $1,460          $361           $473               N/A        $116,665
Fergus Reid, III, Trustee
  and Chairman of the
  Board of Trustees              $749           $1,099          $441           $452           $85,527        $240,415
James J. Schonbachler,
  Trustee                        $664           $1,284          $285           $401               N/A        $100,000

INTERESTED TRUSTEES

Leonard M. Spalding, Jr.,
  Trustee                        $ 67           $   98          $ 42           $ 44           $27,891        $102,000
H. Richard Vartabedian,
  Trustee                        $480           $  703          $282           $289           $66,879        $153,865

  * On February 22, 2001, the Board of Trustees voted to terminate the Retirement Plan for Eligible Trustees.
(1) Pierpont Group, Inc., which provided services to the former J.P. Morgan Family of Funds, paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

   The Trustees of the former Chase Vista Funds instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the board of trustees. Pursuant to the Plan, the normal retirement date was the date on which the eligible Trustee attained age 65 and completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee was entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds, and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit would exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit was payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the Board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay eligible Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was reimbursed by JPMorgan Chase Bank or its predecessor. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian received $1,027,673, $800,600, $2,249,437, $463,798 and $1,076,927, respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.

    The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the Adviser, the Funds' administrator or Distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian are the only Trustees who have elected to defer compensation under such plan.

    The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. To assist the Trustees in exercising their overall supervisory responsibilities, the Trust and the Funds had entered into services agreements with Pierpont Group, Inc. ("PGI"), which was terminated on July 31, 2001 as part of the overall integration and reorganization of the Funds within the Fund Complex. PGI was organized in July 1989 to provide services for the JPMorgan Family of Funds, and the Trustees were the equal and sole shareholders of PGI. The Board looks to counsel, independent accountants, Adviser and other service providers, as necessary.

    The funds have paid PGI fees in an amount representing its reasonable costs in performing these services.

    The aggregate fees paid to PGI by each Fund and its former Portfolio during the indicated fiscal periods are set forth below (in thousands):

                                                                         PRIOR FISCAL
                                                    FISCAL YEARS ENDED    YEAR-END^
                                                    -------------------    THROUGH
FUND (PRIOR FISCAL YEAR-END)                        1999   2000   2001     7/31/01
----------------------------                        -----  -----  -----  ------------
Diversified Fund (June 30)                           $11    $10    $10       $--
The Diversified Portfolio (June 30)                  $16    $16    $16       $--
Disciplined Equity Fund (May 31)                     $14    $22    $19       $ 6
The Disciplined Equity Portfolio (May 31)            $15    $24    $21       $ 6
U.S. Equity Fund (May 31)                            $ 8    $ 5    $ 3       $--
The U.S. Equity Portfolio (May 31)                   $18    $12    $ 8       $--
U.S. Small Company Fund (May 31)                     $ 9    $ 7    $ 5       $ 2
The U.S. Small Company Portfolio (May 31)            $14    $11    $10       $ 3

  ^  The Funds changed their fiscal year-end to December 31.

                                    OFFICERS

    The Funds' executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc., a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Funds. The Funds have no employees.

    The Officers of the Funds, together with information regarding their positions held with the Funds, principal occupations and other memberships and affiliations are shown below. The contact address for each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.

            NAME (AGE),
        POSITIONS HELD WITH                        PRINCIPAL OCCUPATIONS
         THE FUNDS (SINCE)                          DURING PAST 5 YEARS
-----------------------------------  --------------------------------------------------
George Gatch (39),                   Managing Director, J.P. Morgan Investment
President (2001)                     Management Inc. and J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of J.P. Morgan
                                     Fleming's U.S. Mutual Funds and Financial
                                     Intermediaries Business; he has held numerous
                                     positions throughout the firm in business
                                     management, marketing and sales.

            NAME (AGE),
        POSITIONS HELD WITH                        PRINCIPAL OCCUPATIONS
         THE FUNDS (SINCE)                          DURING PAST 5 YEARS
-----------------------------------  --------------------------------------------------
David Wezdenko (38),                 Managing Director, J.P. Morgan Investment
Treasurer (2001)                     Management Inc. and J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Chief Operating Officer for
                                     J.P. Morgan Fleming's U.S. Mutual Funds and
                                     Financial Intermediaries Business; since joining
                                     J.P. Morgan Chase in 1996, he has held numerous
                                     financial and operation related positions
                                     supporting the J.P. Morgan pooling funds business.

Sharon Weinberg (42),                Managing Director, J.P. Morgan Investment
Secretary (2001)                     Management Inc. and J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of Business and
                                     Product Strategy for J.P. Morgan Fleming's U.S.
                                     Mutual Funds and Financial Intermediaries
                                     Business; since joining J.P. Morgan Chase in 1996,
                                     she has held numerous positions throughout the
                                     asset management business in mutual funds
                                     marketing, legal and product development.

Michael Moran (32),                  Vice President, J.P. Morgan Investment Management
Vice President (2001)                Inc. and J.P. Morgan Fleming Asset Management
                                     (USA) Inc.; Chief Financial Officer of J.P. Morgan
                                     Fleming's U.S. Mutual Funds and Financial
                                     Intermediaries Business.

Stephen Ungerman (48),               Vice President, J.P. Morgan Investment Management
Vice President and Assistant         Inc. and J.P. Morgan Fleming Asset Management
Treasurer (2001)                     (USA) Inc.; Head of the Fund Service Group within
                                     Fund Administration; prior to joining J.P. Morgan
                                     Chase in 2000, he held a number of senior
                                     management positions in Prudential Insurance Co.
                                     of America's asset management business, including
                                     Assistant General Counsel, Tax Director, and Co-
                                     head of Fund Administration Department; Mr.
                                     Ungerman was also the Assistant Treasurer of all
                                     mutual funds managed by Prudential.

Judy R. Bartlett (36),               Vice President and Assistant General Counsel, J.P.
Vice President and Assistant         Morgan Investment Management Inc. and J.P. Morgan
Secretary (2001)                     Fleming Asset Management (USA) Inc., since
                                     September 2000; from August 1998 through August
                                     2000, she was an attorney at New York Life
                                     Insurance Company where she served as Assistant
                                     Secretary for the Mainstay Funds; from October
                                     1995 through July 1998, Ms. Bartlett was an
                                     associate at the law firm of Willkie Farr &
                                     Gallagher.

Joseph J. Bertini (36),              Vice President and Assistant General Counsel, J.P.
Vice President and Assistant         Morgan Investment Management Inc. and J.P. Morgan
Secretary (2001)                     Fleming Asset Management (USA) Inc.; prior to
                                     October of 1997, he was an attorney in the Mutual
                                     Fund Group at SunAmerica Asset Management Inc.

Paul M. DeRusso (47),                Vice President, J.P. Morgan Investment Management
Assistant Treasurer (2001)           Inc. and J.P. Morgan Fleming Asset Management
                                     (USA) Inc.; Manager of the Budgeting and Expense
                                     Group of Funds Administration Group.

Lai Ming Fung (27),                  Associate, J.P. Morgan Investment Management Inc.
Assistant Treasurer (2001)           and J.P. Morgan Fleming Asset Management (USA)
                                     Inc.; Budgeting Analyst for the Budgeting and
                                     Expense Group of Funds Administration Group.

Mary Squires (47),                   Vice President, J.P. Morgan Investment Management
Assistant Treasurer (2001)           Inc. and J.P. Morgan Fleming Asset Management
                                     (USA) Inc.; Ms. Squires has held numerous
                                     financial and operations positions supporting the
                                     J.P. Morgan Chase organization complex.

            NAME (AGE),
        POSITIONS HELD WITH                        PRINCIPAL OCCUPATIONS
         THE FUNDS (SINCE)                          DURING PAST 5 YEARS
-----------------------------------  --------------------------------------------------
Nimish S. Bhatt (38),                Senior Vice President of Fund Administration and
Assistant Treasurer (2001)*          Financial Services of BISYS Investment Services,
                                     Inc. since November 2000; various positions held
                                     within BISYS since 1996, including Vice President
                                     and Director of International Operation, Vice
                                     President of Financial Administration and Vice
                                     President of Tax.

Arthur A. Jensen (35),               Vice President of Financial Services of BISYS
Assistant Treasurer (2001)*          Investment Services, Inc., since June 2001;
                                     formerly Section Manager at Northern Trust Company
                                     and Accounting Supervisor at Allstate Insurance
                                     Company.

Martin R. Dean (38),                 Vice President of Administration Services of BISYS
Assistant Treasurer (2001)*          Investment Services, Inc.

Alaina Metz (34),                    Chief Administrative Officer of BISYS Fund
Assistant Secretary (2001)*          Services, Inc.; formerly, Supervisor of the Blue
                                     Sky Department of Alliance Capital Management L.P.

Lisa Hurley (46),                    Executive Vice President and General Counsel of
Assistant Secretary (2001)**         BISYS Fund Services, Inc.; formerly Counsel to
                                     Moore Capital Management and General Counsel to
                                     Global Asset Management and Northstar Investments
                                     Management.

  *  The contact address for the officer is Stelzer Road, Columbus, OH 43219.

 **  The contact address for the officer is 90 Park Avenue, New York, NY 10016.

    As of March 31, 2002, the Officers and Trustees as a group owned less than 1% of the shares of any class of each Fund.

                                CODES OF ETHICS

    The Trust, the Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Funds. Such purchases, however, are subject to procedures reasonably necessary to prevent Access Persons from engaging in any unlawful conduct set forth in Rule 17j-1.

                               INVESTMENT ADVISER

    Subject to the supervision of the Funds' Trustees, the Adviser makes each Fund's day-to-day investment decisions, arranges for the execution of Fund transactions and generally manages the Funds' investments. JPMIM, a wholly owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), is a registered investment adviser under the 1940 Act, as amended. JPMIM manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies.

    J.P. Morgan Chase, through the Adviser and other subsidiaries, acts as investment adviser to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional and individual investors. J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into the Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessor, has been in banking and investment advisory business for over a century.

    Prior to October 1, 1998, Morgan Guaranty Trust Company of New York ("Morgan Guaranty") served as investment adviser to each Fund's corresponding Portfolio.

    The investment advisory services the Adviser provides to the Funds are not exclusive under the terms of the Investment Advisory Agreement. The Adviser is free to and does render similar investment advisory services to others. The Adviser serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the JPMorgan Chase Bank serves as trustee. The accounts which are managed or advised by the Adviser have varying investment objectives and the Adviser invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Funds. Such accounts are supervised by employees of the Adviser who may also be acting in similar capacities for the Funds. See "Fund Transactions."

    The Funds are managed by employees of the Adviser who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of J.P. Morgan Chase or any personnel of other divisions of the Adviser or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan Chase which execute transactions on behalf of the Fund.

    As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Adviser under the Investment Advisory Agreement, each Fund has agreed to pay the Adviser an advisory fee, which is computed daily and may be paid monthly, equal to the annual rates of each Fund's average daily net assets shown below.

    Diversified Fund:                               0.55%
    Disciplined Equity Fund:                        0.35%
    U.S. Equity Fund:                               0.40%
    U.S. Small Company Fund:                        0.60%

    The table below sets forth for each Fund listed the advisory fees paid by each Fund's corresponding Portfolio through September 9, 2001 (the despoking of the "master-feeder" structure), and each Fund paid such fees after the date to JPMIM, and JPMorgan Chase Bank or its predecessor prior to October 1, 1998 (in thousands):

                                                     FISCAL YEARS ENDED          PRIOR FISCAL YEAR-END
                                              ---------------------------------         THROUGH
                                                                     2001              12/31/01^
                                               1999     2000    ---------------  ---------------------
                                               PAID     PAID     PAID               PAID
FUND (PRIOR FISCAL YEAR-END)                  ACCRUED  ACCRUED  ACCRUED  WAIVED   ACCRUED     WAIVED
----------------------------                  -------  -------  -------  ------  ----------  ---------
Diversified Fund (June 30)                    $3,835   $5,129   $5,400       NA    $1,440     $   --
Disciplined Equity Fund (May 31)              $2,311   $5,016   $5,476       NA    $1,315     $   --
U.S. Equity Fund (May 31)                     $2,911   $2,749   $2,219       NA    $  636     $   --
U.S. Small Company Fund (May 31)              $3,368   $3,871   $4,306       NA    $1,045     $   --

  ^  The Funds changed their fiscal year-end to December 31.

    The Investment Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Funds' Trustees, or by a vote of the holders of a majority of the Funds' outstanding voting securities, on 60 days' written notice to the Adviser and by the Adviser on 90 days' written notice to the Trust. See "Additional Information."

    Under separate agreements, JPMorgan Chase Bank, an affiliate of the Adviser, also provides certain financial, fund accounting and administrative services to the Trust and the Fund and shareholder services for the Trust.

                BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS

    The Funds' Board of Trustees, including the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the Investment Advisory Agreement or its affiliates, has approved the Investment Advisory Agreement for each Fund.

    As part of its review of the investment advisory arrangements for the Funds, the Board of Trustees has requested that the Adviser prepare on a regular basis information regarding the performance of the Funds, their performance against Funds' peers and benchmarks and analyses by the Adviser of the Funds' performance. The members of the Advisers' investment staff meet with the Board of Trustees to discuss this information and their intentions with regard to the management of the Funds. The Adviser also periodically provides comparative information regarding the Funds' expense ratios and those of the peer groups. In addition, in preparation for its annual approval meeting, the Board of Trustees requests and reviews, with the assistance of its legal counsel, materials from the Adviser regarding comparative fees, expenses, performance and profitability information pertaining to the relationship of the Adviser and the Funds.

    In approving the Investment Advisory Agreement, the Board of Trustees of the Funds considered the nature, quality and scope of the operations and services provided by the Adviser to each Fund, including their knowledge of the Adviser's investment staff and executive personnel and the overall reputation and capabilities of the Adviser and its affiliates. The Board of Trustees also considered comparative fee information concerning other investment companies with similar investment objectives and policies. The Funds' Board of Trustees compared the terms of each Fund's advisory arrangements and similar arrangements by other investment companies, particularly with regard to levels of advisory fees relative to its peer group. The Board also examined the benefits to the Adviser and its affiliates of their relationship with each Fund. Specifically, the Board analyzed the benefits that accrued to the Adviser and its affiliates as a result of the fact that affiliates of the Adviser act as custodian, administrator and shareholder servicing agent for each Fund, and receive fees from each Fund for acting in such capacities. The Board of Trustees also analyzed the information provided by the Adviser regarding the profitability to the Adviser of its relationship with the Funds. Profitability information is not audited and represents the Adviser's determination of its and its affiliates, revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. In addition, the Board compared overall expense ratios (both pre- and post-expense reimbursement by the Adviser) for each Fund relative to its peer group. The Board of Trustees also considered the performance of the Funds and the intention of the Adviser with regard to management of the Funds, including the commitment of the Adviser to provide high quality services to the Funds, whether there were any conditions likely to affect the ability of the Adviser to provide such services, and its ability to retain and attract qualified personnel to manage each Fund.

    In reaching their decision to approve the investment advisory arrangements, the Board of Trustees did not identify any single factor as being of paramount importance. Based on its evaluation of the information reviewed and after due consideration, the Board of Trustees of each Fund concluded that the current Investment Advisory Agreement enabled the Fund to obtain high-quality services at costs that it deemed appropriate and reasonable and that approval of the agreement was in the best interest of each Fund and its shareholders.

                                  DISTRIBUTOR

    The Distributor holds itself available to receive purchase orders for each of the Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust dated April 10, 2001, the Distributor receives no compensation in its capacity as the Trust's distributor. The Distributor is a wholly owned, indirect subsidiary of The BISYS Group, Inc. The Distributor currently provides administration and distribution services for a number of other investment companies.

    The Distribution Agreement will continue in effect with respect to each Fund for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares (ii) by a vote of a majority of the Trustees of the Trust and a vote of the Trustees who are not "interested persons" (as defined in the 1940
Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, including a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of each Fund's outstanding shares as defined under "Investment Restrictions," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of J.P. Morgan Fund Distributors, Inc. are located at 1211 Avenue of the Americas, New York, NY 10036.

    Prior to April 10, 2001, Funds Distributor, Inc. ("FDI") served as the Funds' distributor.

    Distribution-related expenses paid by the Distributor with respect to Disciplined Equity Fund shares were as follows (in thousands):

                                                    YEAR ENDED 12/31/01
                                                    -------------------
Advertising and sales literature                            $ 7
Printing, production and mailing of prospectuses
  and shareholder reports to other than current
  shareholders                                              $ 2
Compensation to dealers                                     $ 0
Compensation to sales personnel                             $ 3
B share financing charges                                   $70
Equipment, supplies and other indirect
  distribution-
  related expenses                                          $ 3

                                 ADMINISTRATOR

    Pursuant to an Administration Agreement (the "Administration Agreement") effective September 7, 2001, JPMorgan Chase Bank is the administrator of the Funds. JPMorgan Chase Bank provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. JPMorgan Chase Bank, in its capacity as administrator, does not have any responsibility or authority for the management of the Funds, the determination of investment policy or for any matter pertaining to the distribution of Funds shares. JPMorgan Chase Bank was formed on November 10, 2001 from the merger of The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York.

    Under the Administration Agreement, JPMorgan Chase Bank is permitted to render administrative services to others. The Administration Agreement will continue in effect for two years and from year to year thereafter with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act), or by vote of a majority of such Fund's outstanding shares and in either case, by a majority of the Trustees which are not parties to the Administration Agreement or "interested person" (as defined in the 1940 Act) any such party. The Administration Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by JPMorgan Chase Bank on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its duties under the Administration Agreement on the part of JPMorgan Chase Bank or its Directors, Officers or employees, the Trust shall indemnify JPMorgan Chase Bank against any claims that JPMorgan Chase Bank may incur based on any omissions in connection with services rendered to the Trust under the Administration Agreement.

    In consideration of the services provided by JPMorgan Chase Bank pursuant to the Administration Agreement, JPMorgan Chase Bank receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% on the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of the average daily net assets over $25 billion, on an annualized basis for the Fund's then-current fiscal year. JPMorgan Chase Bank may voluntarily waive a portion of the fees payable to it with respect to each Fund. JPMorgan Chase Bank may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Funds' sub-administrator.

    The table below sets forth for each Fund listed, the administration fees paid by each Fund's corresponding Portfolio through September 9, 2001 (the despoking of the "master-feeder" structure), and each Fund paid such fees and waivers after the dates to JPMorgan Chase Bank or its predecessor (in thousands):

                                          PRIOR FISCAL YEAR-END
                                                 THROUGH
                                                12/31/01^
                                          ---------------------
                                             PAID
FUND (PRIOR FISCAL YEAR-END)               ACCRUED     WAIVED
----------------------------              ----------  ---------
Diversified Fund (June 30)                   $418       $(393)
The Diversified Portfolio (June 30)          $ --*         NA
Disciplined Equity Fund (May 31)             $641       $(338)
The Disciplined Equity Portfolio
  (May 31)                                   $ 84          NA
U.S. Equity Fund (May 31)                    $248       $(138)
The U.S. Equity Portfolio (May 31)           $ 28          NA
U.S. Small Company Fund (May 31)             $287       $(105)
The U.S. Small Company Portfolio
  (May 31)                                   $ 43          NA

  ^  The Funds changed their fiscal year-end to December 31.
  *  Amounts round to less than one thousand.

    Under prior Co-Administration Agreements with the Trust and the Portfolios dated August 1, 1996, FDI served as the Trust's and the Portfolios' Co-Administrator until April 30, 2001.

    For its services under the Co-Administration Agreements, each Fund and its corresponding Portfolio agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Fund and its corresponding Portfolio was based on the ratio of its net assets to the aggregate net assets of the Trust and other investment companies subject to similar agreements with FDI.

    The table below sets forth for each Fund and its corresponding Portfolio the co-administration fees paid to FDI for the fiscal periods indicated.

    DIVERSIFIED FUND--For the fiscal years ended June 30, 1999, 2000 and 2001:
$17,847, $7,858, and $6,293, respectively.

    THE DIVERSIFIED PORTFOLIO--For the fiscal years ended June 30, 1999, 2000 and 2001: $9,900, $8,873, and $5,502, respectively.

    DISCIPLINED EQUITY FUND--For the fiscal years ended May 31, 1999, 2000 and 2001: $9,878, $17,016, and $14,402, respectively.

    THE DISCIPLINED EQUITY PORTFOLIO--For the fiscal years ended May 31, 1999, 2000 and 2001: $9,294, $13,826, and $8,977, respectively.

    U.S. EQUITY FUND--For the fiscal years ended May 31, 1999, 2000 and 2001:
$5,398, $3,434, and $2,007, respectively.

    THE U.S. EQUITY PORTFOLIO--For the fiscal years ended May 31, 1999, 2000 and 2001: $11,075, $6,803, and $3,186, respectively.

    U.S. SMALL COMPANY FUND--For the fiscal years ended May 31, 1999, 2000 and 2001: $6,240, $4,988, and $4,141, respectively.

    THE U.S. SMALL COMPANY PORTFOLIO--For the fiscal years ended May 31, 1999, 2000 and 2001: $8,564, $6,159, and $4,099, respectively.

    The Trust, on behalf of each Fund, and each Fund's corresponding Portfolio had entered into Administrative Services Agreements (the "Services Agreements") with JPMorgan Chase Bank or its predecessor, pursuant to which JPMorgan Chase Bank or its predecessor was responsible for certain administrative and related services provided to each Fund and its corresponding Portfolio.

    Under the Services Agreements, each Fund had agreed to pay JPMorgan Chase Bank or its predecessor fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Funds and the Trust in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by each Fund was determined by the proportionate share that its net assets bear to the total net assets of the Trust, the Funds and the other investors in the Funds for which JPMorgan Chase Bank or its predecessor provided similar services.

    The table below sets forth for each Fund and the corresponding Portfolio the fees paid to JPMorgan Chase Bank or its predecessor, as Services Agent, for the fiscal periods indicated (in thousands).

                                        FISCAL YEARS ENDED
                                     -------------------------
                                      1999     2000     2001
                                      PAID     PAID     PAID
FUND (PRIOR FISCAL YEAR-END)         ACCRUED  ACCRUED  ACCRUED
----------------------------         -------  -------  -------
Diversified Fund (June 30)            $121     $156     $148
The Diversified Portfolio
  (June 30)                           $187     $238     $232
Disciplined Equity Fund (May 31)      $161     $319     $336
The Disciplined Equity Portfolio
  (May 31)                            $176     $360     $371
U.S. Equity Fund (May 31)             $ 84     $ 67     $ 47
The U.S. Equity Portfolio (May 31)    $198     $172     $132
U.S. Small Company Fund (May 31)      $ 97     $ 98     $ 97
The U.S. Small Company Portfolio
  (May 31)                            $153     $162     $170

                               DISTRIBUTION PLAN

    The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") on behalf of its Class A, B and C shares of the Funds, which provides that each of such classes shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates set forth in the relevant Prospectuses. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sale purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each such class of shares of each Fund will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of a Fund may also benefit the Fund's other shares and other JPMorgan funds.

    Class A shares pay a Distribution Fee of 0.25% of average daily net assets and Class B and Class C shares pay a Distribution Fee of up to 0.75% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B shares of the Funds of up to 4.00% of the purchase price of the shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.

    No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of such Fund.

    Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset value of the Class A shares, 0.25% annualized of the average net asset value of the Class B shares or 0.75% annualized of the average net asset value of the Class C shares maintained in a Fund by such broker-dealers' customers. Since the Distribution Fee is not directly tied to expenses, the amount of Distribution Fee paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B shares of the Funds, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. However, the shares are not liable for any distribution-related expense incurred in excess of the Distribution Fee paid. In determining whether to purchase Class B shares of the Funds, investors should consider that compensation payment could continue until the Distributor has been fully reimbursed for the commissions paid on sales of the Class B shares.

    Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

    The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees").

    The Distribution Plan requires that the Distributor shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to any class of a Fund by vote of a majority of the outstanding voting shares of such class (as defined in the 1940 Act and rules thereunder). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

                          CUSTODIAN AND TRANSFER AGENT

    Pursuant to the Global Custody Agreement between the Trust and JPMorgan Chase Bank, dated September 7, 2001, JPMorgan Chase Bank is the Trust's custodian and fund accounting agent and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions for the Funds, JPMorgan Chase Bank located 3 Metrotech Center, Brooklyn, NY 11245.

    DST Systems, Inc. ("DST" or ("Transfer Agent")) serves as each Fund's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, DST is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts. DST's address is 210 West 10th Street, Kansas City, MO 64105.

                             SHAREHOLDER SERVICING

    The Trust on behalf of each of the Funds has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank pursuant to which JPMorgan Chase Bank acts as shareholder servicing agent for its customers and for other Fund investors who are customers of a financial professional. Under this agreement, JPMorgan Chase Bank is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Transfer Agent; transmitting purchase and redemption orders to the Transfer Agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.

    Under the Shareholder Servicing Agreement effective August 1, 1998, each Fund has agreed to pay JPMorgan Chase Bank or its predecessor for these services a fee at the annual rate of up to 0.10% for Institutional Shares and up to 0.25% for Select Class, Classes A, B and C Shares (expressed as a percentage of the average daily net asset values of shares owned by or for shareholders for whom JPMorgan Chase Bank is acting as shareholder servicing agent). JPMorgan Chase Bank may voluntarily agree from time to time to waive a portion of the fee payable to it under the Shareholder Servicing Agreement with respect to each Fund. JPMorgan Chase Bank acts as shareholder servicing agent for all shareholders.

    The table below sets forth for each Fund listed the shareholder servicing fees paid by each Fund to JPMorgan Chase Bank for the fiscal periods indicated (in thousands):

                                                         PRIOR FISCAL YEAR-END
                                 FISCAL YEARS ENDED             THROUGH
                              -------------------------        12/31/01*
                               1999     2000     2001    ---------------------
                               PAID     PAID     PAID       PAID
FUND (PRIOR FISCAL YEAR-END)  ACCRUED  ACCRUED  ACCRUED   ACCRUED     WAIVED
----------------------------  -------  -------  -------  ----------  ---------
Diversified Fund (June 30)
    Institutional Shares       $455    $  629   $  626      $264       $(158)
    Select Shares              $ --    $   --   $   --      $256       $  --
Disciplined Equity Fund (May
  31)
    Class A Shares             $ --    $   --   $   --      $ --       $  --
    Class B Shares             $ --    $   --   $   --      $ --       $  --
    Institutional Shares       $604    $1,284   $1,415      $665       $(339)
    Select Shares              $ --    $   --   $   --      $ 93       $  --
U.S. Equity Fund (May 31)
    Class A Shares             $ --    $   --   $   --      $ 41       $ (33)
    Class B Shares             $ --    $   --   $   --      $ 15       $  --
    Class C Shares             $ --    $   --   $   --      $  1       $  --
    Institutional Shares       $306    $  267   $  197      $ 74       $  --
    Select Shares              $ --    $   --   $   --      $254       $  --
U.S. Small Company Fund (May
  31)
    Institutional Shares       $ --    $   --   $   --      $202       $ (19)
    Select Shares              $356    $  394   $  408      $196       $  --

  *  The Funds changed their fiscal year-end to December 31.

    The Funds may be sold to or through financial intermediaries who are customers of Morgan ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by JPMorgan Chase Bank or its affiliates for services provided to their clients that invest in the Funds. See "Financial Professionals" below. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Funds as an investment alternative may also be paid a fee.

                            FINANCIAL PROFESSIONALS

    The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMorgan Chase Bank or the financial professional's clients may reasonably request and agree upon with the financial professional.

    Financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals, but in all cases will be retained by the financial professional and not be remitted to the Funds or JPMorgan Chase Bank.

    Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's net asset value next calculated after they are so accepted.

                            INDEPENDENT ACCOUNTANTS

    The independent accountants of the Trust and the Funds are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds, assists in the preparation and/or review of each Fund's federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

                                    EXPENSES

    In addition to the fees payable to JPMIM, JPMorgan Chase Bank and Distributor under various agreements discussed under "Investment Adviser," "Administrator," "Shareholder Servicing" and "Distributor" above, the Funds are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Funds. For the Funds, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws.

    JPMorgan Chase Bank has agreed that it will reimburse the Funds as described in the Prospectuses.

    The table below sets forth for each Fund listed reimbursed fees and other expenses for each Fund and their corresponding Portfolio through September 9, 2001 (the despoking of the "master-feeder" structure) for the fiscal periods indicated (in thousands):

                                FISCAL YEARS ENDING   PRIOR FISCAL YEAR-END
                                --------------------         THROUGH
FUND (PRIOR FISCAL YEAR-END)    1999   2000    2001         12/31/01^
----------------------------    ----  ------  ------  ---------------------
Diversified Fund (June 30)      $756  $  925  $  930          $166
The Diversified Portfolio
  (June 30)                     $184  $  239  $  274          $ 14
Disciplined Equity Fund (May
  31)                           $902  $1,299  $1,446          $333
The Disciplined Equity
  Portfolio (May 31)             N/A     N/A     N/A           N/A
U.S. Equity Fund (May 31)       $ 77  $   65  $   28          $ --
The U.S. Equity Portfolio (May
  31)                            N/A     N/A     N/A           N/A
U.S. Small Company Fund (May
  31)                           $161  $   79  $    3          $ --
The U.S. Small Company
  Portfolio (May 31)             N/A     N/A     N/A           N/A

  ^  The Funds changed their fiscal year-end to December 31.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

    The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor's account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Fund reserves the right to request that the investor buy more shares or close the investor's account. If the investor's account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out such account and send the proceeds to the address of record. DST may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. The Telephone Exchange Privilege is not available if an investor was issued certificates for shares that remain outstanding.

    Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

    The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day a Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for a Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. The Funds reserve the right to accept or reject at their own option any and all securities offered in payment for its shares.

    Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

    The Trust, on behalf of the Funds, reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading thereon is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by a Fund of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

    Each investor in a Fund may add to or reduce its investment in a Fund on each day that the New York Stock Exchange is open for business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time; however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in a Fund will be determined by multiplying the NAV of such Fund by the percentage representing that investor's share of the aggregate beneficial interests in such Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Fund effected on such day and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of such time on the following day the New York Stock Exchange is open for trading.

    The public offering price of Class A shares is the NAV plus a sales charge that varies depending on the size of the investor's purchase. The Fund receives the NAV. The sales charge is allocated between the investor's broker-dealer and the Fund's Distributor as shown in the following table, except when the Fund's Distributor, in its discretion, allocates the entire amount to the investor's broker-dealer.

    The broker-dealer allocation for Funds with a 5.75% sales charge on Class A shares is set forth below:

                                                             AMOUNT OF
                                      SALES CHARGE AS A     SALES CHARGE
                                        PERCENTAGE OF:      REALLOWED TO
                                     --------------------   DEALERS AS A
AMOUNT OF TRANSACTION AT             OFFERING  NET AMOUNT  PERCENTAGE OF
OFFERING PRICE ($)                    PRICE     INVESTED   OFFERING PRICE
------------------                   --------  ----------  --------------
Under 100,000                           5.75       6.10           5.00
100,000 but under 250,000               3.75       3.90           3.25
250,000 but under 500,000               2.50       2.56           2.25
500,000 but under 1,000,000             2.00       2.04           1.75

    There is no initial sales charge on purchases of Class A shares of $1 million or more.

    At times the Funds' Distributor may reallow up to the entire sales charge to certain broker-dealers. In those instances, broker-dealers selling Class A shares of a Fund may be deemed to be underwriters under the 1933 Act.

    The Fund's Distributor pays broker-dealers commissions on net sales of Class A shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. The Fund's distributor may withhold such payments with respect to short-term investments.

    Effective January 1, 2002, broker-dealers that received the commissions described above will be subject to a contingent deferred sales charge ("CDSC") based on the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption if shares are redeemed within 12 months of the purchase date. If shares are held for up to 6 months, there will be a CDSC of 1.00%, and if shares are held for 6 to 12 months, there will be a CDSC of 0.75%.

    The Fund's Distributor may also pay broker-dealers a commission of up to 1.00% of net sales on sales of Class A shares of less than $1 million to certain defined contribution plans. Defined contribution plan clients of broker-dealers that receive commissions on such sales will be subject to a CDSC of up to 1%, based on the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption, if the defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date.

    Investors may be eligible to buy Class A shares at reduced sales charges. Interested parties should consult their investment representative or the JPMorgan Funds Service Center for details about JPMorgan funds' combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans and other plans. Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both JPMorgan and non-JPMorgan mutual funds. The money that is invested in JPMorgan funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A shares for purposes of the discount privileges and programs described above.

    Investors in Class A shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A shares in the Fund with purchases of Class A shares of any other Fund in the Trust (or if a fund has only one class, shares of such fund), excluding shares of any JPMorgan money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A shares during the 13-month period. All Class A or other qualifying shares of these Funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.

    The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

    Class A shares of a Fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) NAV or (ii) cost of any shares acquired and still held in the Fund, or any other JPMorgan Fund excluding any JPMorgan money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quantity Discount is subject to modification or discontinuance at any time with respect to all Class A shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) purchased thereafter.

    An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A shares of a Fund (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

    A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) purchased thereafter.

    No initial sales charge will apply to the purchase of a Fund's Class A shares, if an investor is (i) investing proceeds from a qualified retirement plan where a portion of the plan was invested in the former Chase Vista Funds,
(ii) investing through any qualified retirement plan with 50 or more participants or (iii) a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

    Purchases of a Fund's Class A shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

    Purchases of a Fund's Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

    Purchases of a Fund's Class A shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's Distributor or the JPMorgan Funds Service Center.

    A Fund may sell Class A shares without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of J.P. Morgan Chase, the Fund's Distributor and Transfer Agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's Distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of JPMorgan fund shares) and financial institution trust departments investing an aggregate of $1 million or more in the JPMorgan funds.

    Shareholders of record of any JPMorgan fund as of November 30, 1990 and certain immediate family members may purchase a fund's Class A shares with no initial sales charge for as long as they continue to own Class A shares of any JPMorgan fund, provided there is no change in account registration.

    Upon written request, Class A shareholders of a Fund have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of a redemption. The reinstatement request must be accompanied by payment for the shares (not in excess of the redemption), and shares will be purchased at the next determined net asset value. Class B and Class C shareholders who have redeemed their shares and paid a CDSC with respect to such redemption may purchase Class A shares with no initial sales charge (not in excess of the redemption) if the purchase occurs within 90 days of the redemption of the Class B and Class C shares.

    Shareholders may exchange their shares in a Fund for shares of the same class in any other JPMorgan Fund that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds may discontinue this exchange privilege at any time.

    The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may charge an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter. Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of a Fund at net asset value.

    Under the exchange privilege, shares may be exchanged for shares of the same class of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

    The Funds' Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B shares and a commission of 1.00% of the offering price on sales of Class C shares. The Distributor keeps the entire amount of any CDSC the investor pays.

    The CDSC for Class B and Class C shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the CDSC will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution from an IRA, Keogh or custodial account under section 403(b) of the Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA;
(v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.

    The CDSC, however, will not be waived if a defined contribution plan redeems all of the shares that it owns on behalf of participants prior to the expiration of the CDSC Period, as defined below.

    Class B shares automatically convert to Class A shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares attributable to the Class B shares then converted. The conversion of Class B shares purchased on or after May 1, 1996 will be effected at the relative NAVs per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B shares purchased prior to May 1, 1996 will be effected at the relative NAVs per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. If the purchase of Class A Shares occurs within 90 days of the redemption of the Class B (or C) Shares, there is no initial sales charge (not in excess of the redemption). At the time of the conversion, the NAV per share of the Class A shares may be higher or lower than the NAV per share of the Class B shares; as a result, depending on the relative NAVs per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted.

    A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

    The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

    Investors may incur a fee if they effect transactions through a broker or agent.

                          DIVIDENDS AND DISTRIBUTIONS

    Each Fund declares and pays dividends and distributions as described under "How Your Account Works -- Distributions and Taxes" in the Prospectuses.

    Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at JPMorgan Chase Bank or at his financial professional or, in the case of certain JPMorgan Chase Bank customers, are mailed by check in accordance with the customer's instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

    If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

                                NET ASSET VALUE

    Each Fund computes its net asset value once daily Monday through Friday at the time stated in the Prospectuses. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Fund may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Fund's business days.

    The net asset value of each Fund is equal to the Fund's investments less the Fund's liabilities. The following is a discussion of the procedures used by the Funds in valuing their assets.

    The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ"), is based on the last sale price on the exchange on which a security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked prices is less than the last sales price of the foreign local shares, which in case the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the Adviser, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the OTC market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating NAVs all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

    Options on stock indices traded on national securities exchanges are valued at their last sales price as of the close of options trading on such exchanges, which is currently 4:10 p.m., New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of each Fund's net asset value.

    Fixed-income securities with a maturity of 60 days or more are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by the Funds' independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund were more than 60 days, unless this is determined not to represent fair value by the Trustees.

    Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently
4:15 p.m., New York time. Options and futures traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of each Fund's net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counterparty or third party broker.

    Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees.

    Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

                                PERFORMANCE DATA

    From time to time, the Funds may quote performance in terms of before taxes, after taxes on distributions and after taxes on distributions and sales of average annual total returns or fund sales in reports, sales literature and advertisements published by the Trust. Shareholders may obtain current performance information by calling the number provided on the cover page of this SAI. See also the Prospectus.

    A Fund may provide periodic and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B and Class C shares, the average annual total rate of return figures will assume deduction of the applicable CDSC imposed on a total redemption of shares held for the period. One-, five- and ten-year periods will be shown, unless a Fund has been in existence for a shorter-period.

    Average annual total returns are calculated based on the following formulas:

       Average annual total returns (before taxes):
             P (1 + T)TO THE POWER OF n = ERV

       Average annual total returns (after taxes on distributions):
             P (1 + T)TO THE POWER OF n = ATV(D)

       Average annual total returns (after taxes on distributions and sale of Fund shares)
             P (1 + T)TO THE POWER OF n = ATV(DR)

Where:  P      =    a hypothetical initial payment of $1,000.
        T      =    average annual total return (before taxes, after taxes on
                    distributions, or after taxes on distributions and sale of
                    Fund shares, as applicable).
        n      =    number of years
        ERV    =    ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional
                    portion).
        ATV(D) =    ending value of a hypothetical $1,000 payment made at the
                    beginning of the 1-, 5-, or 10-year periods at the end of
                    the 1-, 5-, or 10-year periods (or fractional portion),
                    after taxes on fund distributions but not after taxes on
                    redemption.
        ATV(DR) =   ending value of a hypothetical $1,000 payment made at the
                    beginning of the 1-, 5-, or 10-year periods at the end of
                    the 1-, 5-, or 10-year periods (or fractional portion),
                    after taxes on fund distributions and redemption.

    Below is set forth historical return information as of December 31, 2001 for the Funds or their predecessors for the periods indicated:

                     AVERAGE ANNUAL TOTAL RATE OF RETURNS*
      (INCLUDING SALES CHARGES AS SET FORTH IN THE APPLICABLE PROSPECTUS)

                                                  FISCAL PERIODS ENDED 12/31/01
                           ----------------------------------------------------------------------------
                                                                               SINCE         DATE OF
                               1 YEAR         5 YEARS         10 YEARS      INCEPTION**     INCEPTION
                           --------------  --------------  --------------  --------------  ------------

Disciplined Equity Fund                                                                       1/3/1997
    Institutional
      Shares -- before
      taxes                        -11.71%            NA              NA           10.25%
    Institutional
      Shares -- after
      taxes on
      distributions                -11.96%            NA              NA            9.19%
    Institutional
      Shares -- after
      taxes on
      distributions and
      sale of Fund shares           -7.13%            NA              NA            8.04%
    Select Shares --
      before taxes                 -12.14%            NA              NA            9.97%
    Select Shares --
      after taxes on
      distributions                -12.44%            NA              NA            9.33%
    Select Shares --
      after taxes on
      distributions and
      sale of Fund shares           -7.39%            NA              NA            7.96%
    Class A Shares --
      before taxes                 -17.24%            NA              NA            8.66%
    Class A Shares --
      after taxes on
      distributions                -17.55%            NA              NA            8.02%
    Class A Shares --
      after taxes on
      distributions and
      sale of Fund shares          -10.50%            NA              NA            6.85%
    Class B Shares --
      before taxes                 -16.41%            NA              NA            9.66%
    Class B Shares --
      after taxes on
      distributions                -16.69%            NA              NA            9.03%
    Class B Shares --
      after taxes on
      distributions and
      sale of Fund shares           -9.99%            NA              NA            7.70%
Diversified Fund                                                                             9/10/1993
    Institutional
      Shares -- before
      taxes                         -5.54%          7.88%             NA            9.62%
    Institutional
      Shares -- after
      taxes on
      distributions                 -6.32%          5.66%             NA            7.27%
    Institutional
      Shares -- after
      taxes on
      distributions and
      sale of Fund shares           -3.38%          5.54%             NA            6.90%
    Select Shares --
      before taxes                  -5.89%          7.54%             NA            9.25%
    Select Shares --
      after taxes on
      distributions                 -7.02%          5.75%             NA            7.44%
    Select Shares --
      after taxes on
      distributions and
      sale of Fund shares           -3.59%          5.43%             NA            6.86%

                                                  FISCAL PERIODS ENDED 12/31/01
                           ----------------------------------------------------------------------------
                                                                               SINCE         DATE OF
                               1 YEAR         5 YEARS         10 YEARS      INCEPTION**     INCEPTION
                           --------------  --------------  --------------  --------------  ------------

U.S. Equity Fund
    Institutional
      Shares -- before
      taxes                         -9.30%          9.38%          11.74%             NA
    Institutional
      Shares -- after
      taxes on
      distributions                 -9.45%          5.56%           8.51%             NA
    Institutional
      Shares -- after
      taxes on
      distributions and
      sale of Fund shares           -5.63%          6.78%           8.75%             NA
    Select Shares --
      before taxes                  -9.43%          9.16%          11.55%             NA
    Select Shares --
      after taxes on
      distributions                 -9.73%          5.77%           8.00%             NA
    Select Shares --
      after taxes on
      distributions and
      sale of Fund shares           -5.61%          6.66%           8.24%             NA
    Class A Shares --
      before taxes                 -14.89%          7.79%          10.84%             NA
    Class A Shares --
      after taxes on
      distributions                -15.00%          4.72%           7.46%             NA
    Class A Shares --
      after taxes on
      distributions and
      sale of Fund shares           -9.04%          5.57%           7.65%             NA
    Class B Shares --
      before taxes                 -14.98%          8.87%          11.47%             NA
    Class B Shares --
      after taxes on
      distributions                -15.07%          5.76%           8.07%             NA
    Class B Shares --
      after taxes on
      distributions and
      sale of Fund shares           -9.09%          6.48%           8.21%             NA
    Class C Shares --
      before taxes                 -10.90%          9.03%          11.48%             NA
    Class C Shares --
      after taxes on
      distributions                -10.98%          5.93%           8.08%             NA
    Class C Shares --
      after taxes on
      distributions and
      sale of Fund shares           -6.60%          6.61%           8.22%             NA
U.S. Small Company Fund
    Institutional
      Shares -- before
      taxes                         -8.85%          6.69%          10.36%             NA
    Institutional
      Shares -- after
      taxes on
      distributions                 -8.95%          4.66%           8.51%             NA
    Institutional
      Shares -- after
      taxes on
      distributions and
      sale of Fund shares           -5.39%          4.92%           8.06%             NA
    Select Shares --
      before taxes                  -8.96%          6.53%          10.26%             NA
    Select Shares --
      after taxes on
      distributions                 -9.20%          4.56%           7.52%             NA
    Select Shares --
      after taxes on
      distributions and
      sale of Fund shares           -5.38%          4.75%           7.36%             NA

  * Date of inception and performance for each class reflects, if applicable, performance of another feeder, class or predecessor fund that invests (or during the relevant period invested) in the same portfolio of securities.
 **  If Fund has less than 10 years.

    GENERAL. A Fund's performance will vary from time to time depending upon market conditions, the composition of its corresponding Fund, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

    Comparative performance information may be used from time to time in advertising the Funds' shares, including appropriate market indices including the benchmarks indicated in the Prospectuses or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

    From time to time, the Funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated Fund holdings for one or more of the Funds; (5) descriptions of investment strategies for one or more of the Funds;
(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying a Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures.

                             PORTFOLIO TRANSACTIONS

    The Adviser places orders for all Funds for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of all Funds. See "Investment Objectives and Policies."

    Fixed-income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

    Portfolio transactions for a Fund will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates. The Funds may engage in short-term trading consistent with their objectives. See "Investment Objectives and Policies--Portfolio Turnover".

    In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders.

    In selecting a broker, the Adviser considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser decides that the broker chosen will provide the best execution. The Adviser monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees of each Fund review regularly the reasonableness of commissions and other transaction costs incurred by the Funds in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Adviser and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Adviser has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, Fund strategy services, quantitative data and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Adviser's clients and not solely or necessarily for the benefit of an individual Fund. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Funds do not reduce their fee to the Adviser by any amount that might be attributable to the value of such services.

    Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of J.P. Morgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by the Fund and any other investment company having the same investment adviser, and that no shares will be purchased from the Distributor or any of its affiliates.

    The Funds paid the following brokerage commissions for the indicated fiscal periods (in thousands):

                                                                            PRIOR FISCAL
                                                      FISCAL YEARS ENDED      YEAR-END
                                                    ----------------------    THROUGH
FUND (PRIOR FISCAL YEAR-END)                         1999    2000    2001    12/31/01*
----------------------------                        ------  ------  ------  ------------
Diversified Fund (June 30)                          $  558  $  712  $1,564      $450
Disciplined Equity Fund (May 31)                    $  504  $  833  $1,642      $864
U.S. Equity Fund (May 31)                           $1,163  $1,149  $  929      $404
U.S. Small Company Fund (May 31)                    $  979  $  410  $  884      $431

  *  The Funds changed their fiscal year-end to December 31.

Prior to September 10, 2001, each Fund's Portfolio invested and paid all brokerage commissions.

    The increases in brokerage commissions for the Disciplined Equity and U.S. Equity Funds reflected above were due to increased portfolio activity and an increase in net investments by investors in a Portfolio or its predecessor.

    Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Fund's brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. However, affiliated persons of a Fund may serve as its broker in listed or OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent, except pursuant to procedures adopted by the Board of Trustees of each Fund that either comply with rules adopted by the SEC or with interpretations of the SEC's staff.

    On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as its other investors, including other funds, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Fund. In some instances, this procedure might adversely affect a Fund.

    Under the Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser, the Funds and/or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to accounts over which it exercises investment discretion. Not all of such services are useful or of value in advising the Funds. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services" includes: (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities;
(iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

    Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. The advisory fees that the Funds pay to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

    If a Fund that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Fund may write may be affected by options written by the Adviser for its other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

                              MASSACHUSETTS TRUST

    The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which each Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.

    Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

    No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

    The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

    The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

    Effective January 1, 1998, the name of "The JPM Institutional Funds" was changed to "J.P. Morgan Institutional Funds." Each Fund's name changed accordingly.

                             DESCRIPTION OF SHARES

    The Trust is comprised of ten open-end management investment companies organized as Massachusetts business trusts in which each Fund represents a separate series of shares of beneficial interest. See "Massachusetts Trust."

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of a Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

    The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

    Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

    Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

    The Trustees have authorized 10 series of J.P. Morgan Institutional Funds. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

    For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares".

                         DISTRIBUTIONS AND TAX MATTERS

    The following is only a summary of certain additional material tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.

                QUALIFICATION AS A REGULATED INVESTMENT COMPANY

    Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid ) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.

    In addition to satisfying the Distribution Requirement for each taxable year, a regulated investment company must: derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

    In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

    Each Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Investment Objectives and Policies." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), or accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark to market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

    A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price) or securities having market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such security immediately after it was acquired), if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount security, all or a portion of any deduction for any interest expenses incurred to purchase or hold such a security may be deferred until such security is sold or otherwise disposed.

    If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

                  EXCISE TAX ON REGULATED INVESTMENT COMPANIES

    A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending
November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

    Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               FUND DISTRIBUTIONS

    Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below.

    A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

    Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

    The maximum rate of tax on long-term capital gains of individuals is generally 20% with respect to capital assets held for more than 12 months and 18% with respect to capital assets with a holding period of more than five years beginning after December 31, 2000.

    Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under the rules of Code Sections 246(c)(3) and (4); (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirement with respect to its shares of a Fund.

    For purposes of the corporate alternative minimum tax ("AMT"), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

    Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

    Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

    Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

    Each Fund may invest in equity securities of foreign issuers. If a Fund purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs")), the Fund may be subject to federal income tax on a portion of any "excess distribution" from such foreign corporation, including any gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. If a Fund were to invest in a PFIC and elected to treat the PFIC as a qualified electing fund (a "QEF") in lieu of the foregoing requirements, the Fund would be required to include each year in its income and distribute to shareholders in accordance with the distribution requirements set forth above, a pro rata portion of the QEFs's ordinary earnings and net capital gain, whether or not distributed to the Fund.

    Alternatively, a Fund will be permitted to "mark to market" any marketable stock held by it in a PFIC. If the Fund made such an election, the Fund would be required to include in income each year and distribute to shareholders in accordance with the distribution requirements set forth above, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included on the Fund for prior taxable years.

    Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

    As of December 31, 2001, the following Funds have capital loss carryforwards:

                                                                                  EXPIRATION
                                                                 AMOUNTS             DATE
                                                              -------------       ----------
Diversified Fund                                              $    610,294         12/31/07
                                                                 8,698,722         12/31/08
                                                                35,814,038         12/31/09
                                                              ------------
                                                                45,123,054

Disciplined Equity Fund                                       $  4,772,378         12/31/07
                                                                59,181,595         12/31/08
                                                               166,198,636         12/31/09
                                                              ------------
                                                               230,152,609

U.S. Equity Fund                                              $      2,521         12/31/07
                                                                 8,374,558         12/31/08
                                                                18,180,830         12/31/09
                                                              ------------
                                                                26,557,909

U.S. Small Company Fund                                       $  4,625,740         12/31/08
                                                                 9,042,786         12/31/09
                                                              ------------
                                                                13,668,526

   These capital loss carryforwards are available to offset future capital gains.

    A Fund will be required in certain cases to backup withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all,
(2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder's Federal Income tax liability provided the appropriate information is furnished to the IRS.

                          SALE OR REDEMPTION OF SHARES

    A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares.

                              FOREIGN SHAREHOLDERS

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

    If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

    If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

    In the case of foreign noncorporate shareholders, a Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of a Fund by an individual foreign shareholder will not be subject to U.S. Federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for U.S. federal estate tax purposes, subject to any applicable estate tax treaty.

                          STATE AND LOCAL TAX MATTERS

    Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although statutes and regulations vary in their treatment of such income. Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                          EFFECT OF FUTURE LEGISLATION

    The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                             ADDITIONAL INFORMATION

    Telephone calls to the Funds, Distributor or a DST as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act and the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The registration statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

    Statements contained in this SAI and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Trust's Registration Statement. Each such statement is qualified in all respects by such reference.

    No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this SAI, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Funds or the Distributor. The Prospectuses and this SAI do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

                               PRINCIPAL HOLDERS

    As of March 31, 2002, the following persons owned of record or were known by the Trust to own beneficially 5% or more of the outstanding Shares of any class of the Funds:

FUND AND CLASS OF SHARES                 NAME AND ADDRESS OF SHAREHOLDER          PERCENTAGE HELD
------------------------                 -------------------------------          ---------------
Disciplined Equity Value Fund            JPMIM Agent for St Paul Foundation            99.87%
 Institutional Shares                    St Paul Foundation
                                         522 5th Ave
                                         New York NY 10036-7601

Disciplined Equity                       National Financial Services Corp              18.81%
 Select Shares                           for the Exclusive Benefit of our
                                         Customers
                                         Attn: Mutual Funds - 5th Floor
                                         200 Liberty St - 1 World Financial
                                         New York NY 10281-1003

                                         Charles Schwab & Co Inc                       14.28%
                                         Special Custody Account for Benefit of
                                         Customers
                                         Attn: Mutual Funds
                                         101 Montgomery St
                                         San Francisco CA 94104-4122

FUND AND CLASS OF SHARES                 NAME AND ADDRESS OF SHAREHOLDER          PERCENTAGE HELD
------------------------                 -------------------------------          ---------------
US Equity                                Jupiter & Co Cust                              11.6%
 Select Shares                           FBO Investors Bank & Trust Co
                                         PO Box 9130 FPG90
                                         Boston MA 02117-9130

                                         Forest Laboratories Inc Savings &             11.51%
                                         Profit Shar Plan
                                         American Century Services Inc
                                         Attn: Rps Mgmt Rptg
                                         PO Box 419784
                                         Kansas City MO 64141-6784

Disciplined Equity Fund A Shares         MLPF&S for the Sole Benefit of its            73.03%
                                         Customers
                                         Attn Fund Administration
                                         SEC# 97b00
                                         4800 Deer Lake Dr E Fl 3
                                         Jacksonville FL 32246-6484

                                         JP Morgan Chase Bank as Agent for             17.49%
                                         JPMCB ACF Philip Z Dolen IRA R/O
                                         Attn: Special Products 1/OPS3
                                         500 Stanton Christiana Rd
                                         Newark DE 19713-2107

Disciplined Equity Fund B Shares         MLPF&S for the Sole Benefit of its            20.93%
                                         Customers
                                         Attn Fund Administration
                                         SEC# 97B00
                                         4800 Deer Lake Dr E Fl 3
                                         Jacksonville FL 32246-6484

                                         NFSC FBO # C1H-133310                         14.41%
                                         Law Offices of Albert Ades PC
                                         Albert Ades P/ADM
                                         Albert & Patti Ades Ttees
                                         19 W 44th St Ste 1207
                                         New York NY 10036-6001

                                         Nfsc FBO # Ch 4-048062                        12.67%
                                         Jpmorgan Chase Bank IRA R/O Cu
                                         Ira of Steven J Miterko
                                         1410 York Ave Apt 5G
                                         New York NY 10021-3485

                                         Chase Manhattan Bank Cust                     12.14%
                                         FBO Andrew Schutzman, PSP
                                         3117 Enos Street
                                         South Bellmore NY 11710-5318

                                         NFSC FBO # C1R-006335                         5.499%
                                         Eitan Dagan
                                         Jennifer L Rogen
                                         25 Yorkshire Dr
                                         Wheatley Hts NY 11798-1527

FUND AND CLASS OF SHARES                 NAME AND ADDRESS OF SHAREHOLDER          PERCENTAGE HELD
------------------------                 -------------------------------          ---------------
Diversified                              National Financial Services Corp for          12.72%
 Select Shares                           the Exclusive Benefit of our Customers
                                         Attn: Mutual Funds - 5th Floor
                                         200 Liberty St - 1 World Financial
                                         New York NY 10281-1003

                                         Ferrell Companies Inc                         9.259%
                                         401(k) Investment Plan
                                         Attn Rps Mgmt Rptg
                                         PO Box 419784
                                         Kansas City MO 64141-6784

                                         Aurora Healthcare Inc Incentive Savings        5.45%
                                         Plan
                                         Attn Rps Mgmt Rptg
                                         PO Box 419784
                                         Kansas City MO 64141-6784

US Small Company                         Forest Laboratories Inc Savings &             9.372%
 Select Shares                           Profit Shar Plan
                                         American Century Services Inc
                                         Attn: Rps Mgmt Rptg
                                         PO Box 419784
                                         Kansas City MO 64141-6784

                                         Smith Barney Inc                              7.381%
                                         Book Entry Account
                                         Attn: Matt Maestri
                                         333 West 34th St
                                         7th Fl Mutual Funds Dept
                                         New York NY 10001-2483

                                         Vanguard Fiduciary Trust Co                   6.059%
                                         Jp Morgan Funds
                                         Attn Outside Funds
                                         PO Box 2600
                                         Valley Forge PA 19482-2600

US Disciplined Equity                    Sun Life Assurance Company of Canada          28.55%
 Portfolio                               (US) - VA
                                         Retirement Products & Services
                                         P.O. Box 9134
                                         Boston MA 02117

                                         Safeco Life Insurance Co                      16.69%
                                         Attn Michael Zhang
                                         10865 Willows Rd NE
                                         Redmond WA 98052-2502

                                         Chubb Separate Account C                      15.95%
                                         Chubb Life Insurance Co of America
                                         One Granite Place
                                         Concord NH 03301-3258

                                         ICMG Registered Variable Life                 15.71%
                                         Separate Account
                                         Attn David Ten Broeck
                                         PO Box 2999
                                         Hartford CT 06104-2999

                                         Horace Mann Life Insurance Co                 10.14%
                                         Separate Account
                                         Attn William J Kelly
                                         1 Horace Mann Plz
                                         Springfield IL 62715-0002

FUND AND CLASS OF SHARES                 NAME AND ADDRESS OF SHAREHOLDER          PERCENTAGE HELD
------------------------                 -------------------------------          ---------------
US Equity                                The Church Pension Fund for the               20.85%
 Institutional Shares                    Retirement Savings Program
                                         Attn: Anna Zuenigorodskaya
                                         445 5th Ave Fl 7
                                         New York NY 10016-0109

                                         Northern Trust Co as Ttee                     20.31%
                                         of the Emp Benefit Plans
                                         Master Trust
                                         Attn Sandra M Hecimovich
                                         50 S Lasalle St
                                         Chicago IL 60675-0001

                                         Fifth Third Bank Trust                        9.104%
                                         Adena Health Care 01-2-3068921
                                         Ttees
                                         P O Box 630074
                                         Cincinnati OH 45263-0001

                                         Fulvest & Co                                  6.066%
                                         Dennis E Patrick Partner
                                         PO Box 3215
                                         Lancaster PA 17604-3215

                                         JPMIM as Agent for ITT Industries             5.231%
                                         Environmental Sttlmnt Trst Bal Acct
                                         Attn: Nuala Kelly
                                         522 Fifth Ave
                                         New York NY 10036-7601

US Small Company                         JPMIM as Agent for the American               8.878%
 Institutional Shares                    Chemical Society
                                         Attn: Janet Valsechi
                                         522 5th Ave
                                         New York NY 10036-7601

                                         State Street Bank & Trust Company             5.857%
                                         as Trustee for
                                         Federal Mogul Corporation
                                         105 Rosemont Ave
                                         Westwood MA 02090-2318

US Equity                                MLPF&S                                        46.67%
 C Shares                                SEC# 97TR4
                                         4800 Deer Lake Dr East 2nd Fl
                                         Jacksonville FL 32246-6484

                                         Donaldson Lufkin Jenrette                     13.77%
                                         Securities Corp Inc
                                         PO Box 2052
                                         Jersey City NJ 07303-2052

US Equity                                Trulin & Co                                   29.67%
 A Shares                                C/O JPMorgan Chase Bank
                                         Attn Mutual Fds
                                         PO Box 31412
                                         Rochester NY 14603-1412

                                         MLPF&S for the Sole Benefit of                17.85%
                                         its Customers
                                         Attn Fund Administration
                                         SEC# 97J84
                                         4800 Deer Lake Drive East 2nd Flr
                                         Jacksonville FL 32246-6484

FUND AND CLASS OF SHARES                 NAME AND ADDRESS OF SHAREHOLDER          PERCENTAGE HELD
------------------------                 -------------------------------          ---------------
US Equity                                MLPF&S for the Sole Benefit of                 28.8%
 B Shares                                its Customers
                                         Attn Fund Administration
                                         SEC# 97J85
                                         4800 Deer Lake Drive East 2nd Flr
                                         Jacksonville FL 32246-6484

                              FINANCIAL STATEMENTS

    The following financial statements of the Funds and the reports thereon of PricewaterhouseCoopers LLP are incorporated herein by reference to their respective annual report filings made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling JPMorgan Institutional Funds Service Center at (800)766-7722.

                                                                  DATE OF ANNUAL REPORT;
NAME OF FUND                                                         ACCESSION NUMBER
------------                                        --------------------------------------------------
JPMorgan Diversified Fund                           12/31/01; 0000912057-02-009002
JPMorgan Disciplined Equity Fund                    12/31/01; 0000912057-02-009002
JPMorgan U.S. Equity Fund                           12/31/01; 0000912057-02-009002
JPMorgan U.S. Small Company Fund                    12/31/01; 0000912057-02-009002

                                   APPENDIX A

                        DESCRIPTION OF SECURITY RATINGS
                STANDARD & POOR'S CORPORATE AND MUNICIPAL BONDS

    AAA--Debt rated AAA have the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

    AA--Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

    A--Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB--Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

    BB--Debt rated BB are regarded as having less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

    B--An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC--An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC--An obligation rated CC is currently highly vulnerable to nonpayment.

    C--The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                     COMMERCIAL PAPER, INCLUDING TAX EXEMPT

    A--Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

    A-1--This designation indicates that the degree of safety regarding timely payment is very strong.

                          SHORT-TERM TAX-EXEMPT NOTES

    SP-1--The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

    SP-2--The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

                     MOODY'S CORPORATE AND MUNICIPAL BONDS

    Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                     COMMERCIAL PAPER, INCLUDING TAX EXEMPT

    PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

        -  Leading market positions in well established industries.
        -  High rates of return on funds employed.
        - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
        - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
        - Well established access to a range of financial markets and assured sources of alternate liquidity.

                          SHORT-TERM TAX EXEMPT NOTES

    MIG-1--The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

    MIG-2--MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

                                      A-2